[FRONT COVER]

    [MFS logo](SM)                                          Semiannual Report
INVESTMENT MANAGEMENT                                       September 30, 1996

MFS(R) Municipal Series Trust
For the States of: Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia

[Graphic: Silhouette of 2 businessmen talking in front of a large picture window]

America learns how "We invented the mutual fund", (see page 60)

Table of Contents

Letter from the Chairman                  1
Fund Managers' Overview                   2
Fund Managers' Profiles                   3
Fund Facts                                3
Performance Summary                       3
Portfolio of Investments                  5
Financial Statements                     22
Notes to Financial Statements            52
MFS Family of Funds(R)                   59
Trustees and Officers                    61

--------------------------------------------------------------------------------
Highlights

[bullet] Concerns that strong economic data might translate into higher inflation helped create a period of significant volatility in the fixed-income markets over the past six months.

[bullet] In this environment, the yield on long-term, high-grade municipal bonds fluctuated from a low of 5.45% to a high of 6.00, before settling at 5.55% on September 30, 1996.

[bullet] The supply of new issues remains moderate as state and local governments continue to be conservative relative to new spending and borrowing, while the fiscal condition of these governments is the strongest it has been in several years.

[bullet] We have generally kept portfolio durations (a measure of interest rate sensitivity) short, a strategy which has enhanced the relative performance of the Funds given the increase in Treasury yields.

Letter from the Chairman

Dear Shareholders:

As we enter the last quarter of 1996, the U.S. economy appears to have settled into a pattern of moderate growth and inflation -- two factors that we think can be important contributors to a favorable long-term investment climate. During the first quarter of 1996, real (inflation-adjusted) economic growth was 2.3% on an annualized basis, followed by a rate of 4.7% in the second quarter. Real growth in gross domestic product has surpassed our expectations this year, and we now expect that growth for all of 1996 could exceed 2.5%. Although individual consumers appear to be carrying an excessive debt load, the consumer sector itself, which represents two-thirds of the economy, continues to be impressive in its support of the automobile and housing markets. Consumer spending has also been positively impacted by widespread job growth and, more recently, increasing wages. However, recent statistics appear to be showing signs of a slowdown in consumer spending. This is particularly true when considering overall retail sales, which have been flat for several months. Furthermore, the economies of Europe and Japan continue to be in the doldrums, weakening U.S. export markets while subduing the capital spending plans of American corporations. While economic growth should continue, we expect it could slacken toward the end of the year.

In the bond markets, persistent signs of economic weakness led to decreases in short-term interest rates by the Federal Reserve Board in late 1995 and early 1996. Should signs of more rapid economic growth and, particularly, of higher inflation resurface, we would expect the Fed to maintain its anti-inflationary stance. In the beginning of the year, bond markets traded in a narrow range as investors shifted between concern for the lack of a budget resolution in Washington and hope that sluggish economic reports and low inflation might lead to lower interest rates. Later, fixed-income markets began reacting to conflicting signals regarding the economy's strength with more volatile trading patterns marked by an upward bias in interest rates. Interest rates may move even higher over the coming months, but we believe the current rise in bond yields is reaching a point where fixed-income markets are equitably valued.

Finally, as you may notice, this report to shareholders incorporates a number of changes which we hope you will find informative and useful. Following the Fund Managers' Overview, we have added new information on the Funds' holdings. Near the back of the report, telephone numbers and addresses are listed if you would like to contact MFS.

We appreciate your support and welcome any questions or comments you may have.

Respectfully,

/s/ A. Keith Brodkin
    A. Keith Brodkin
    Chairman and President

October 10, 1996

Fund Managers' Overview

Dear Shareholders:

The six months ended September 30, 1996 marked a period of significant volatility in the fixed-income markets. Yields on 30-year U.S. Treasury bonds ranged from a low of 6.60% to a high of 7.19% before settling at 6.92% on September 30. This represented an increase of approximately 30 basis points (0.30%) from the beginning of the period. The increase in rates experienced during this period was primarily a result of concerns that greater-than-expected job growth and other strong economic data would translate into higher inflation rates.

Municipal bonds experienced the same type of volatility during this period. The yield on long-term, high-grade municipals fluctuated between a low of 5.45% and a high of 6.00% before settling at 5.55% on September 30. This represented a decline of about 15 basis points (0.15%) from the beginning of the period. Perhaps the most important aspect of the municipal market during the past six months has been its dramatically favorable performance compared to the U.S. Treasury market. The yield ratio of 30-year municipals rated "AAA" by Standard & Poor's to comparable-maturity Treasuries has declined from 86% to 80%. (Note that the principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) These trends are attributable to the municipal market's favorable technical position. New-issue supply remains moderate as state and local governments continue to be conservative relative to new spending and borrowing. At the same time, the surge in redeemed bonds has led to a decrease in the outstanding tradable supply. On the demand side, property and casualty insurance companies have been strong buyers and retail interest has remained consistent. Further aiding the decline in yield ratios has been the apparent collapse of support for extreme tax reform proposals.

The overall strength of municipal credits has also contributed to the market's good relative performance. The fiscal condition of state and local governments is the strongest it has been in several years, owing to a healthy economy and generally sound fiscal practices. Most revenue bond issuers have also posted favorable results. These trends, along with the continued dramatic proliferation of bond insurance, have resulted in continued historically narrow yield spreads in the market. Attractive values and unusual opportunities in the investment-grade segment of the municipal market have therefore diminished.

During the past six months, we have generally kept portfolio durations short relative to the benchmark Lehman Brothers Municipal Bond Index (an unmanaged index of national municipal bond investments rated "Baa" or higher), primarily by hedging with Treasury futures contracts. This enhanced the relative performance of the Funds given the increase in Treasury yields. We expect to maintain this position into the foreseeable future. We have also been seeking to increase the Funds' dividends by purchasing bonds with higher book yields, or yields comparable to those at the time they were issued, and bonds with better call protection, that is, those not imminently eligible to be called by the issuer. Finally, in light of very narrow yield spreads, we have tried to improve credit quality when possible. We feel these strategies will enhance the Funds' performance potential and earnings sustainability.

We are pleased to report that we recently made some key additions to our staff of municipal credit analysts, and we believe the group is now one of the strongest in the industry. The depth and experience of this staff will be invaluable to us as we examine important credit developments such as: the new welfare reform bill's effect on specific municipal credits; the fiscal ramifications of future efforts to balance the federal budget; the increasingly competitive environment facing electric utilities as a result of deregulation trends; and the effects of continuing cost pressures on the changing health care industry.

Respectfully,

/s/ David R. King, Geoffrey L. Schechter and David B. Smith
    David R. King, Geoffrey L. Schechter and David B. Smith
    Fund Managers

Fund Managers' Profiles

David King has been a member of the MFS investment staff since 1985. A graduate of the University of New Hampshire and the Babson College Graduate School of Business Administration, he began his career at MFS as a member of the Fixed Income Department and was named Assistant Vice President--Investments in 1987. In 1988 he was named Vice President--Investments. Mr. King is a Chartered Financial Analyst (C.F.A.) and currently has portfolio management responsibilities for the Pennsylvania, South Carolina and Tennessee state Funds.

Geoffrey Schechter joined MFS in 1993 as an Investment Officer in the Fixed Income Department. A graduate of the University of Texas and the Boston University Graduate School of Business Administration, he was named Assistant Vice President--Investments in 1994, Vice President-- Investments in 1995 and currently has portfolio management responsibilities for the Mississippi, New York and North Carolina state Funds. Mr. Schechter is a Certified Public Accountant (C.P.A.) and a C.F.A.

David Smith has been a member of the MFS investment staff since 1988. A graduate of Union College and the Babson College Graduate School of Business Administration, he began his career at MFS as a Senior Treasury Analyst in the Corporate Treasury Department. He was named a Research Analyst in the Fixed Income Department in 1989, Investment Officer in 1990, Assistant Vice President--Investments in 1991 and Vice President--Investments in 1993. Mr. Smith is a C.F.A. and currently has portfolio management responsibilities for the Virginia and West Virginia state Funds.

Fund Facts

Strategy:                     The investment objective for each state Fund is to
                              provide current income excempt from federal income taxes and from the personal income taxes, if any, of that state.

Commencement of               Mississippi: August 6, 1992
investment operations:        New York: June 6, 1988
                              North Carolina: October 31, 1984
                              Pennsylvania: February 1, 1993
                              South Carolina: October 31, 1984
                              Tennessee: August 12, 1988
                              Virginia: October 31, 1984
                              West Virginia: October 31, 1984


Size as of                    Mississippi: $84.2 million
September 30, 1996            New York: $155.9 million
(net assets):                 North Carolina: $439.6 million
                              Pennsylvania: $42.9 million
                              South Carolina: $179.2 million
                              Tennessee: $124.1 million
                              Virginia: $433.0 million
                              West Virginia: $146.3 million

Performance Summary

Because mutual funds like MFS Municipal Series Trust are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for Class A, Class B, and Class C shares for the applicable time periods.

                                                         Class A
                                        ------------------------------------------
MFS Mississippi Municipal Bond Fund*     6 Months   1 Year                Life
-------------------------------------- -----------  --------  -------------------
Cumulative Total Return                   +3.63%     +7.00%    +00.00%   +26.32%
-------------------------------------- -----------  --------  -------------------
Average Annual Total Return               +3.63%     +7.00%               +5.66%
-------------------------------------- -----------  --------  -------------------
SEC Results                                  --      +1.96%               +4.43%
-------------------------------------- -----------  --------  -------------------

                                                         Class B
                                        ------------------------------------------
MFS Mississippi Municipal Bond Fund*     6 Months   1 Year                Life
-------------------------------------- -----------  --------  -------------------
Cumulative Total Return                   +3.06%     +5.94%    +00.00%   +22.74%
-------------------------------------- -----------  --------  -------------------
Average Annual Total Return               +3.06%     +5.94%               +4.94%
-------------------------------------- -----------  --------  -------------------
SEC Results                                  --      +1.94%               +4.53%
-------------------------------------- -----------  --------  -------------------

                                                     Class A
                                    ------------------------------------------
MFS New York Municipal Bond Fund    6 Months    1 Year    5 Years     Life
 --------------------------------- -----------  -------- --------- ----------
Cumulative Total Return               +3.00%     +5.81%   +41.77%    +89.17%
 --------------------------------- -----------  -------- --------- ----------
Average Annual Total Return           +3.00%     +5.81%    +7.23%     +7.96%
 --------------------------------- -----------  -------- --------- ----------
SEC Results                              --      +0.79%    +6.19%     +7.33%
 --------------------------------- -----------  -------- --------- ----------

                                                     Class B
                                    ------------------------------------------
MFS New York Municipal Bond Fund    6 Months    1 Year    5 Years     Life
 --------------------------------- -----------  -------- --------- ----------
Cumulative Total Return               +2.58%     +4.95%   +38.17%    +85.12%
 --------------------------------- -----------  -------- --------- ----------
Average Annual Total Return           +2.58%     +4.95%    +6.68%     +7.63%
 --------------------------------- -----------  -------- --------- ----------
SEC Results                              --      +0.95%    +6.19%     +7.33%
 --------------------------------- -----------  -------- --------- ----------

                                                             Class A
                                           -------------------------------------------
MFS North Carolina Municipal Bond Fund*     6 Months    1 Year   5 Years    10 Years
 ----------------------------------------------------  --------  --------- -----------
Cumulative Total Return                      +3.44%     +6.22%    +35.34%    +91.27%
 ----------------------------------------------------  --------  --------- -----------
Average Annual Total Return                  +3.44%     +6.22%     +6.24%     +6.70%
 ----------------------------------------------------  --------  --------- -----------
SEC Results                                     --      +1.14%     +5.21%     +6.18%
 ----------------------------------------------------  --------  --------- -----------

                                                            Class B
                                           ------------------------------------------
MFS North Carolina Municipal Bond Fund*     6 Months    1 Year   5 Years      Life
 ----------------------------------------------------  --------  --------- ----------
Cumulative Total Return                      +3.16%     +5.46%    +32.31%    +87.01%
 ----------------------------------------------------  --------  --------- ----------
Average Annual Total Return                  +3.16%     +5.46%     +5.76%     +6.46%
 ----------------------------------------------------  --------  --------- ----------
SEC Results                                     --      +1.46%     +5.44%     +6.46%
 ----------------------------------------------------  --------  --------- ----------

                                                            Class C
                                           ------------------------------------------
MFS North Carolina Municipal Bond Fund*     6 Months    1 Year   5 Years      Life
 ----------------------------------------------------  --------  --------- ----------
Cumulative Total Return                      +3.20%     +5.63%    +32.69%    +81.54%
 ----------------------------------------------------  --------  --------- ----------
Average Annual Total Return                  +3.20%     +5.63%     +5.82%     +6.49%
 ----------------------------------------------------  --------  --------- ----------
SEC Results                                     --      +4.63%     +5.82%     +6.49%
 ----------------------------------------------------  --------  --------- ----------

                                                          Class A
                                         ------------------------------------------
MFS Pennsylvania Municipal Bond Fund*     6 Months   1 Year                 Life
--------------------------------------- -----------  --------  -------------------
Cumulative Total Return                    +3.38%     +6.37%    +00.00%    +25.69%
--------------------------------------- -----------  --------  -------------------
Average Annual Total Return                +3.38%     +6.37%                +5.58%
--------------------------------------- -----------  --------  -------------------
SEC Results                                   --      +1.29%                +4.19%
--------------------------------------- -----------  --------  -------------------

                                                          Class B
                                         ------------------------------------------
MFS Pennsylvania Municipal Bond Fund*     6 Months   1 Year                 Life
--------------------------------------- -----------  --------  -------------------
Cumulative Total Return                    +2.97%     +5.52%    +00.00%    +25.29%
--------------------------------------- -----------  --------  -------------------
Average Annual Total Return                +2.97%     +5.52%                +4.84%
--------------------------------------- -----------  --------  -------------------
SEC Results                                   --      +1.52%                +4.12%
--------------------------------------- -----------  --------  -------------------

                                                             Class A
                                           -------------------------------------------
MFS South Carolina Municipal Bond Fund*     6 Months    1 Year   5 Years    10 Years
 ----------------------------------------------------  --------  --------- -----------
Cumulative Total Return                      +2.84%     +5.36%    +37.07%    +102.30%
 ----------------------------------------------------  --------  --------- -----------
Average Annual Total Return                  +2.84%     +5.36%     +6.51%      +7.30%
 ----------------------------------------------------  --------  --------- -----------
SEC Results                                     --      +0.33%     +5.47%      +6.78%
 ----------------------------------------------------  --------  --------- -----------

                                                            Class B
                                           ------------------------------------------
MFS South Carolina Municipal Bond Fund*     6 Months    1 Year   5 Years      Life
 ----------------------------------------------------  --------  --------- ----------
Cumulative Total Return                      +2.47%     +4.69%    +34.01%    +97.82%
 ----------------------------------------------------  --------  --------- ----------
Average Annual Total Return                  +2.47%     +4.69%     +6.03%     +7.06%
 ----------------------------------------------------  --------  --------- ----------
SEC Results                                     --      +0.69%     +5.71%     +7.06%
 ----------------------------------------------------  --------  --------- ----------

                                                      Class A
                                      -----------------------------------------
MFS Tennessee Municipal Bond Fund*    6 Months    1 Year    5 Years     Life
------------------------------------ -----------  -------- --------- ---------
Cumulative Total Return                 +2.31%     +4.92%   +36.69%       --
------------------------------------ -----------  -------- --------- ---------
Average Annual Total Return             +2.31%     +4.92%    +6.45%    +7.17%
------------------------------------ -----------  -------- --------- ---------
SEC Results                                --      +0.08%    +5.42%    +6.53%
------------------------------------ -----------  -------- --------- ---------

                                                      Class B
                                      -----------------------------------------
MFS Tennessee Municipal Bond Fund*    6 Months    1 Year    5 Years     Life
------------------------------------ -----------  -------- --------- ---------
Cumulative Total Return                 +1.95%     +4.07%   +33.57%       --
------------------------------------ -----------  -------- --------- ---------
Average Annual Total Return             +1.95%     +4.07%    +5.96%    +6.86%
------------------------------------ -----------  -------- --------- ---------
SEC Results                                --      +0.08%    +5.64%    +6.86%
------------------------------------ -----------  -------- --------- ---------

                                                      Class A
                                     -------------------------------------------
MFS Virginia Municipal Bond Fund*    6 Months    1 Year    5 Years    10 Years
----------------------------------- -----------  -------- --------- -----------
Cumulative Total Return                +2.55%     +4.91%   +33.95%     +94.70%
----------------------------------- -----------  -------- --------- -----------
Average Annual Total Return            +2.55%     +4.91%    +6.02%      +6.89%
----------------------------------- -----------  -------- --------- -----------
SEC Results                               --      +0.08%    +5.64%      +6.86%
----------------------------------- -----------  -------- --------- -----------

                                                      Class B
                                     ------------------------------------------
MFS Virginia Municipal Bond Fund*    6 Months    1 Year    5 Years     Life
----------------------------------- -----------  -------- --------- ----------
Cumulative Total Return                +2.09%     +4.07%   +30.88%    +60.20%
----------------------------------- -----------  -------- --------- ----------
Average Annual Total Return            +2.09%     +4.07%    +5.53%     +6.64%
----------------------------------- -----------  -------- --------- ----------
SEC Results                               --      -0.07%    +5.00%     +6.37%
----------------------------------- -----------  -------- --------- ----------

                                                      Class C
                                     ------------------------------------------
MFS Virginia Municipal Bond Fund*    6 Months    1 Year    5 Years     Life
----------------------------------- -----------  -------- --------- ----------
Cumulative Total Return                +2.22%     +4.33%   +31.32%    +90.73%
----------------------------------- -----------  -------- --------- ----------
Average Annual Total Return            +2.22%     +4.33%    +5.60%     +6.67%
----------------------------------- -----------  -------- --------- ----------
SEC Results                               --      +3.33%    +5.60%     +6.67%
----------------------------------- -----------  -------- --------- ----------


                                                          Class A
                                         -------------------------------------------
MFS West Virginia Municipal Bond Fund     6 Months   1 Year    5 Years    10 Years
--------------------------------------- -----------  --------  --------------------
Cumulative Total Return                    +2.93%     +5.28%    +37.40%    +98.01%
--------------------------------------- -----------  --------  --------------------
Average Annual Total Return                +2.93%     +5.28%     +6.56%     +7.07%
--------------------------------------- -----------  --------  --------------------
SEC Results                                   --      +0.26%     +5.33%     +6.55%
--------------------------------------- -----------  --------  --------------------

                                                          Class B
                                         ------------------------------------------
MFS West Virginia Municipal Bond Fund     6 Months   1 Year    5 Years      Life
--------------------------------------- -----------  --------  -------------------
Cumulative Total Return                    +2.57%     +4.53%    +34.33%    +93.61%
--------------------------------------- -----------  --------  -------------------
Average Annual Total Return                +2.57%     +4.53%     +6.08%     +6.83%
--------------------------------------- -----------  --------  -------------------
SEC Results                                   --      +0.53%     +5.76%     +6.83%
--------------------------------------- -----------  --------  -------------------

Class A SEC results include the maximum 4.75% sales charge. Class B SEC results reflect the applicable contingent deferred sales charge (CDSC), which declines over six years as follows: 4%, 4%, 3%, 3%, 2%, 1%, 0%. Class C shares have no initial sales charge but, along with Class B shares, have higher annual fees and expenses than Class A shares. Class C share purchases made on or after April 1, 1996 will be subject to a 1% CDSC if redeemed within 12 months of purchase. See the prospectus for details.

Class B and Class C share performance includes the performance of each Fund's Class A shares for periods prior to the commencement of offering of Class B shares on September 7, 1993 and of Class C shares on January 3, 1994. Sales charges and operating expenses for Class A, Class B, and Class C shares differ. The Class A share performance, which is included within the Class B and Class C share SEC performance, has been adjusted to reflect the CDSC generally applicable to Class B and Class C shares rather than the initial sales charge generally applicable to Class A shares. Class B and Class C share performance has not been adjusted, however, to reflect differences in operating expenses (e.g., Rule 12b-1 fees), which generally are lower for Class A shares.

Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

*Performance results reflect any applicable expense subsidies and waivers, without which the performance results would have been less favorable. Subsidies and waivers may be rescinded at any time. See prospectus for details.

Portfolio of Investments (Unaudited) - September 30, 1996
MFS MISSISSIPPI MUNICIPAL BOND FUND


Municipal Bonds - 97.5%
                                             Principal Amount
    Issuer                                     (000 Omitted)       Value
 ----------------------------------------------------------------------------
    General Obligation - 7.2%
    Hinds County, MS, MBIA, 6.25s, 2010           $1,660        $ 1,776,017
    Hinds County, MS, MBIA, 6.25s, 2011            1,285          1,372,778
    Jackson County, MS, Road Improvement,
      6.5s, 2008                                     425            446,505
    State of Mississippi, 6.75s, 2014              1,800          1,960,200
    Tupelo, MS, 5s, 2009                             525            501,727
                                                               --------------
                                                                $ 6,057,227
 ----------------------------------------------------------------------------
    State and Local Appropriation - 15.1%
    Hinds Community College, MS, Conference
      and Training Center, 6.5s, 2014             $1,320        $  1,339,417
    Hinds County, MS, School District,
      Certificates of Participation (Utica
      Project), 7.25s, 2012                        1,000          1,094,110
    Medical Center Educational Building
      Corp., MS (University of Mississippi
      Medical Center), MBIA, 5.65s, 2009           2,000          1,995,480
    Medical Center Educational Building
      Corp., MS (University of Mississippi
      Medical Center), MBIA, 5.9s, 2023            3,250          3,245,613
    State of Mississippi, Certificates of
      Participation (Marshall County
      Correctional Facility), MBIA, 5.625s,
      2015                                         3,060          2,991,915
    State of Mississippi, Certificates of
      Participation (Rehabilitation
      Services), 6.1s, 2014                        2,000          2,013,840
                                                               --------------
                                                                $12,680,375
 ----------------------------------------------------------------------------
    Refunded and Special Obligations - 8.5%
    Commonwealth of Puerto Rico, Public
      Improvement, 6.8s, 2002                     $1,500        $  1,682,115
    Puerto Rico Highway & Transportation
      Authority Rev., 6.625s, 2002                   100            111,266
    Puerto Rico Highway & Transportation
      Authority Rev., 6.625s, 2018                 1,900          2,114,054
    State of Mississippi, 6s, 2002                 3,000          3,207,390
                                                               --------------
                                                                $ 7,114,825
 ----------------------------------------------------------------------------
    Airport and Port Revenue - 2.4%
    Puerto Rico Ports Authority (American
      Airlines), 6.25s, 2026                      $2,000        $ 2,017,900
 ----------------------------------------------------------------------------
    Electric and Gas Utility Revenue - 7.8%
    Claiborne County, MS, Pollution Control
      Rev. (System Energy Resources, Inc.),
      7.3s, 2025                                  $1,000        $ 1,041,940
    Claiborne County, MS, Pollution Control
      Rev. (System Energy Resources, Inc.),
      6.2s, 2026                                   3,300          3,191,760
    Warren County, MS, Pollution Control
      Rev. (Mississippi Power & Light), 7s,
      2022                                         1,000          1,050,590
    Washington County, MS, Pollution
      Control Rev. (Mississippi Power &
      Light), 7s, 2022                             1,230          1,292,226
                                                               --------------
                                                                $ 6,576,516
 ----------------------------------------------------------------------------
    Health Care Revenue - 3.1%
    Adams County, MS, Hospital Rev.
      (Jefferson Davis Memorial Hospital),
      8s, 2016                                    $1,000        $ 1,144,270
    Mississippi Hospital Equipment &
      Facilities Authority Rev. (Magnolia
      Regional Health Center), 7.375s,
      2021###                                      1,500          1,448,955
                                                               --------------
                                                                $ 2,593,225
Municipal Bonds - continued
                                             Principal Amount
    Issuer                                     (000 Omitted)       Value
----------------------------------------------------------------------------
    Industrial Revenue (Corporate Guarantee) - 8.1%
    Lowndes County, MS, Solid Waste
      Disposal & Pollution Control Rev.
      (Weyerhaeuser), 6.8s, 2022                  $4,250        $ 4,746,485
    Mississippi Business Finance Corp.
      (Jackson Municipal Airport/Airborne
      Freight), 7.15s, 2007                          985          1,047,981
    Warren County, MS, Pollution Control
      Rev. (International Paper), 6.6s,
      2019                                         1,000          1,023,910
                                                               --------------
                                                                $ 6,818,376
 ----------------------------------------------------------------------------
    Insured Health Care Revenue - 18.5%
    Alcorn County, Corinth, MS (Magnolia
      Regional Health Center), AMBAC,
      5.75s, 2013                                 $2,000        $ 2,005,560
    Gulfport, MS, Hospital Facilities
      (Memorial Hospital), MBIA, 6.125s,
      2015                                         2,250          2,339,865
    Gulfport, MS, Hospital Facilities
      (Memorial Hospital), MBIA, 6.2s, 2018        1,000          1,041,700
    Hinds County, MS, Rev. (Methodist
      Hospital & Rehabilitation Center),
      AMBAC, 5.6s, 2012                            3,055          3,029,063
    Mississippi Development Bank, Special
      Obligation (Adams County Hospital),
      FSA, 5.75s, 2016                             1,000            985,870
    Mississippi Hospital Equipment &
      Facilities Authority Rev. (Baptist),
      MBIA, 6.5s, 2010                             1,190          1,283,915
    Mississippi Hospital Equipment &
      Facilities Authority Rev. (Baptist),
      MBIA, 6s, 2013                                 750            768,502
    Mississippi Hospital Equipment &
      Facilities Authority Rev. (North
      Mississippi Health Services), AMBAC,
      5.25s, 2013                                  1,615          1,522,235
    Mississippi Hospital Equipment &
      Facilities Authority Rev. (Rush
      Medical Foundation), Connie Lee,
      6.7s, 2018###                                2,500          2,635,675
                                                               --------------
                                                                $15,612,385
 ----------------------------------------------------------------------------
    Multi-Family Housing Revenue - 4.7%
    Gulfport, MS, Community Development
      (Oakview Apartments), FNMA, 7.4s,
      2025                                        $1,755        $ 1,867,214
    Jackson, MS, Elderly Housing Corp.,
      Mortgage Rev. (Delhaven Manor), "C",
      FHA, 7.375s, 2024                            1,975          2,094,310
                                                               --------------
                                                                $ 3,961,524
 ----------------------------------------------------------------------------
    Single Family Housing Revenue - 6.4%
    Mississippi Home Corp., GNMA, 6.5s,
      2024                                        $2,650        $ 2,701,728
    Mississippi Home Corp., GNMA, 6s, 2027         1,225          1,315,724
    Mississippi Home Corp., GNMA, 6.625s,
      2027                                         1,350          1,392,498
                                                               --------------
                                                                $ 5,409,950
 ----------------------------------------------------------------------------
    Universities - 1.2%
    University of Mississippi, Educational
      Building Corp. (Athletic Facilities),
      6.2s, 2016                                  $1,000        $ 1,014,840
 ----------------------------------------------------------------------------
    Water and Sewer Utility Revenue - 13.6%
    Clarksdale, MS, Sewer & Wastewater
      Treatment System Rev., MBIA, 6.1s,
      2012                                        $1,885        $ 1,935,367
    Columbus, MS, Water & Sewer Rev., MBIA,
      6.5s, 2013                                   1,000          1,078,420

                                      5

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                             Principal Amount
    Issuer                                     (000 Omitted)       Value
 ----------------------------------------------------------------------------
    Water and Sewer Utility Revenue - continued
    Gautier, MS, Utility District, Utility
      Systems Rev., FGIC, 6.375s, 2019            $1,300        $ 1,361,126
    Harrison County, MS, Wastewater
      Management District, Wastewater
      Treatment, FGIC, 6.5s, 2006                  1,375          1,469,737
    Harrison County, MS, Wastewater
      Management District, Wastewater
      Treatment, FGIC, 5.875s, 2025                3,000          3,008,610
    Meridian, MS, Water & Sewer Rev.,
      AMBAC, 6s, 2010                              1,500          1,538,025
    Meridian, MS, Water & Sewer Rev.,
      AMBAC, 6.2s, 2012                              650            678,100
    Meridian, MS, Water & Sewer Rev.,
      AMBAC, 6.2s, 2013                              400            418,824
                                                               --------------
                                                                $11,488,209
 ----------------------------------------------------------------------------
    Other - 0.9%
    Jackson, MS, Redevelopment Authority
      (Jackson Street Area), MBIA, 5.7s,
      2013                                        $  785        $   777,393
 ----------------------------------------------------------------------------
Total Municipal Bonds
  (Identified Cost, $78,896,311)                                $82,122,745
-------------------------------------------------------------  --------------
Floating Rate Demand Note - 1.9%
    Jackson County, MS, Pollution Control
      Rev. (Chevron USA, Inc.), due
      12/01/96, at Identified Cost                $1,600        $ 1,600,000
 ----------------------------------------------------------------------------
Total Investments (Identified Cost, $80,496,311)                $83,722,745
Other Assets, Less Liabilities - 0.6%                               483,320
Net Assets - 100.0%                                             $84,206,065
-------------------------------------------------------------  --------------

See portfolio footnotes and notes to financial statements

MFS NEW YORK MUNICIPAL BOND FUND
Municipal Bonds - 98.6%

                                             Principal Amount
    Issuer                                     (000 Omitted)       Value
 -----------------------------------------------------------------------------
    General Obligation - 12.5%
    Brookhaven, NY, FGIC, 5.5s, 2013              $ 1,000       $   981,240
    Cheektowaga, NY, Central School
      District, FGIC, 5.875s, 2014                    650           655,148
    Cheektowaga, NY, Central School
      District, FGIC, 5.875s, 2015                    750           755,940
    New York, NY, 8.25s, 2001                         160           183,697
    New York, NY, 7.2s, 2008                        1,000         1,075,390
    New York, NY, 7.3s, 2010                          515           555,000
    New York, NY, 7.3s, 2011                        5,000         5,420,950
    New York, NY, 7.375s, 2013                      1,600         1,734,800
    New York, NY, 8s, 2015                             10            11,299
    New York, NY, 8s, 2018                             60            67,984
    Orangetown, NY, Housing Facilities
      Rev., MBIA, 0s, 2030                         21,170         2,738,551
    Oswego County, NY, 6.7s, 2009                   1,000         1,101,210
    Port Byron, NY, Central School
      District, AMBAC, 7.4s, 2012                     500           597,135
    Port Byron, NY, Central School
      District, AMBAC, 7.4s, 2013                     500           601,000
    Port Byron, NY, Central School
      District, AMBAC, 7.4s, 2014                     500           604,660
    Port Byron, NY, Central School
      District, AMBAC, 7.4s, 2015                     500           604,815
    Territory of Virgin Islands, 7.75s,
      2006                                            390           416,376
    Washingtonville, NY, Central School
      District, FGIC, 7.35s, 2008                     550           645,409

Municipal Bonds - continued
                                             Principal Amount
    Issuer                                     (000 Omitted)       Value
 -----------------------------------------------------------------------------
    General Obligation - continued
    Washingtonville, NY, Central School
      District, FGIC, 7.35s, 2009                 $   550       $   645,661
                                                               ---------------
                                                                $19,396,265
 -----------------------------------------------------------------------------
    State and Local Appropriation - 17.9%
    Metropolitan Transportation Authority,
      NY, Service Contract, 7.375s, 2008          $ 2,000       $ 2,254,860
    Metropolitan Transportation Authority,
      NY, Service Contract, 0s, 2012                2,200           863,258
    Metropolitan Transportation Authority,
      NY, Service Contract, 5.75s, 2013             1,825         1,797,096
    New York Dormitory Authority Rev. (City
      University), 8.125s, 2008                     1,500         1,625,775
    New York Dormitory Authority Rev. (City
      University), 5.75s, 2013                      4,250         4,185,017
    New York Dormitory Authority Rev. (City
      University), 5.625s, 2016                     1,450         1,395,161
    New York Dormitory Authority Rev. (City
      University), AMBAC, 5.75s, 2018               1,000         1,013,590
    New York Dormitory Authority Rev. (City
      University), AMBAC, 5.75s, 2018                 800           810,872
    New York Dormitory Authority Rev.
      (State University), 5.875s, 2017              1,000           989,750
    New York Local Government Assistance
      Corp., 0s, 2014                               3,750         1,346,663
    New York Medical Care Facilities
      Finance Agency, MBIA, 6s, 2025                1,300         1,323,374
    New York Medical Care Facilities
      Finance Agency, Mental Health
      Services, 7.875s, 2008                          245           272,871
    New York Medical Care Facilities
      Finance Agency, Mental Health
      Services, 6.375s, 2014                        1,000         1,018,310
    New York Medical Care Facilities
      Finance Agency, Mental Health
      Services, 7.3s, 2021                            250           276,020
    New York Thruway Authority, 5.75s, 2016         1,500         1,460,400
    New York Urban Development Corp.,
      AMBAC, 5.6s, 2015                             2,750         2,765,482
    New York Urban Development Corp.
      (Correctional Facilities), 0s, 2009           5,000         2,527,200
    New York Urban Development Corp.
      (Correctional Facilities), AMBAC, 0s,
      2008                                          3,410         1,842,287
    Troy, NY, Certificates of
      Participation, Recreational
      Facilities Rev., 9.75s, 2010**++                905            90,500
                                                               ---------------
                                                                $27,858,486
 -----------------------------------------------------------------------------
    Refunded and Special Obligations - 12.9%
    New York, NY, 8s, 2001                        $   490       $   566,092
    New York, NY, 7.3s, 2010                          365           422,783
    New York, NY, 8.25s, 2016                       1,840         2,160,215
    New York Local Government Assistance
      Corp., 7.25s, 2001                            2,500         2,806,975
    New York Medical Care Facilities
      Finance Agency (Buffalo General
      Hospital), FHA, 7.7s, 1998                      500           541,735
    New York Medical Care Facilities
      Finance Agency (Catholic), FHA, 8.3s,
      1998                                            515           553,167
    New York Medical Care Facilities
      Finance Agency (Long Island
      Hospital), 8.1s, 1998                         1,500         1,607,220
    New York Medical Care Facilities
      Finance Agency (Presbyterian
      Hospital), FHA, 7.7s, 2000                      750           846,870

                                      6

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                             Principal Amount
    Issuer                                     (000 Omitted)       Value
 ----------------------------------------------------------------------------
    Refunded and Special Obligations - continued
    New York Medical Care Facilities
      Finance Agency (St. Luke's Hospital),
      FHA, 7.45s, 2000                            $ 2,600       $ 2,881,684
    New York Medical Care Facilities
      Finance Agency, Mental Health
      Services, 7.875s, 2000                          225           255,445
    New York Medical Care Facilities
      Finance Agency, Mental Health
      Services, 7.875s, 2000                          560           635,773
    New York Medical Care Facilities
      Finance Agency, Mental Health
      Services, 7.3s, 2001                            750           849,360
    New York, NY, Municipal Water & Sewer
      Finance Authority, 7s, 2001                     530           586,259
    New York, NY, Municipal Water & Sewer
      Finance Authority, 7s, 2001                     225           248,884
    New York, NY, Municipal Water & Sewer
      Finance Authority, 7.375s, 2001               2,000         2,256,220
    New York Power Authority Rev. (General
      Purpose), 8s, 1998                              380           404,746
    New York Urban Development Corp., State
      Facilities Rev., 7.5s, 2001                   1,000         1,132,840
    Puerto Rico Aqueduct & Sewer Authority,
      9s, 2005                                        250           315,725
    Triborough Bridge & Tunnel Authority,
      NY, 7.375s, 2000                              1,000         1,098,770
                                                               ---------------
                                                                $20,170,763
 -----------------------------------------------------------------------------
    Airport and Port Revenue - 1.9%
    New York, NY, Industrial Development
      Agency, Special Facilities Rev.
      (American Airlines), 6.9s, 2024             $ 1,000       $ 1,046,820
    New York, NY, Industrial Development
      Authority, 6s, 2019                           2,000         1,975,500
                                                               ---------------
                                                                $ 3,022,320
 -----------------------------------------------------------------------------
    Electric and Gas Utility Revenue - 5.3%
    New York Energy Research & Development
      (Long Island Lighting), 7.15s, 2022         $ 2,700       $ 2,730,915
    New York Power Authority, FGIC, 6.5s,
      2008                                          2,500         2,774,350
    Puerto Rico Electric Power, 0s, 2017              500           145,170
    Virgin Islands Water & Power Authority,
      Electric Systems Rev., 7.4s, 2011             2,450         2,591,096
                                                               ---------------
                                                                $ 8,241,531
 -----------------------------------------------------------------------------
    Health Care Revenue - 2.6%
    Albany, NY, Industrial Development
      Authority, Civic Facilities Rev.,
      8.25s, 2004###                              $ 1,965       $ 2,106,716
    New York Medical Care Facilities
      Finance Agency, Mental Health
      Services (Huntington Mortgage), 6.5s,
      2014                                          1,250         1,268,962
    Tompkins County, NY, Industrial
      Development Authority, 7.875s, 2024             700           702,702
                                                               ---------------
                                                                $ 4,078,380
 -----------------------------------------------------------------------------

    Industrial Revenue
      (Corporate Guarantee) - 3.2%
    Allegany County, NY, Industrial
      Development Authority, Solid Waste
      Rev. (Atlantic Richfield), 6.625s,
      2016                                        $ 1,000       $ 1,046,600
    Fulton County, NY, Industrial
      Development Agency (Crossroads
      Incubator), 8.75s, 2009                       1,120         1,192,027
    Monroe County, NY, Industrial
      Development Agency (Weyerhaeuser
      Co.), 9s, 2006                                1,000         1,014,470

Municipal Bonds - continued
                                             Principal Amount
    Issuer                                     (000 Omitted)       Value
 -----------------------------------------------------------------------------
    Industrial Revenue
      (Corporate Guarantee) - continued
    Port Authority, NY & NJ, Special
      Obligation, 6.75s, 2019                     $ 1,750       $ 1,760,658
                                                               ---------------
                                                                $ 5,013,755
 -----------------------------------------------------------------------------
    Insured Health Care Revenue - 9.3%
    New York Dormitory Authority Rev. (John
      T. Mather Memorial Hospital), Connie
      Lee, 5.25s, 2015                            $ 1,900       $ 1,758,488
    New York Dormitory Authority Rev. (Long
      Beach Medical Center), MBIA, FHA,
      5.55s, 2015                                   2,000         1,942,720
    New York Dormitory Authority Rev. (St.
      Vincent's Hospital), FHA, 7.375s,
      2011                                          2,500         2,720,550
    New York Medical Care Facilities
      Finance Agency (Montefiore Medical),
      AMBAC, 6.5s, 2029                             2,550         2,731,458
    New York Medical Care Facilities
      Finance Agency (Montefiore Medical),
      FHA, 7.25s, 2009                              3,180         3,393,410
    New York Medical Care Facilities
      Finance Agency (Montefiore Medical),
      FHA, 7.25s, 2024                              1,750         1,860,565
                                                               ---------------
                                                                $14,407,191
 -----------------------------------------------------------------------------
    Single Family Housing Revenue - 4.6%
    New York Mortgage Agency Rev., 7.375s,
      2011                                        $ 1,295       $ 1,368,776
    New York Mortgage Agency Rev., 8.05s,
      2011                                            630           681,245
    New York Mortgage Agency Rev., 6.45s,
      2017                                          2,355         2,450,495
    New York Mortgage Agency Rev., 8.05s,
      2021                                            325           342,241
    New York Mortgage Agency Rev., 8.05s,
      2022                                            555           592,219
    New York Mortgage Agency Rev., 7.75s,
      2023                                            995         1,056,043
    New York, NY, Housing Development Corp.
      (South Bronx Cooperatives), 8.1s,
      2023                                            580           604,957
                                                               ---------------
                                                                $ 7,095,976
 -----------------------------------------------------------------------------
    Turnpike Revenue - 10.0%
    Buffalo & Fort Erie, NY, MBIA, 5.75s,
      2025                                        $ 3,255       $ 3,232,573
    Triborough Bridge & Tunnel Authority,
      NY, 0s, 2012                                    360           143,590
    Triborough Bridge & Tunnel Authority,
      NY, 5.5s, 2017                                8,000         7,998,880
    Triborough Bridge & Tunnel Authority,
      NY, MBIA, 0s, 2017                           10,825         3,408,576
    Virgin Islands Public Finance
      Authority, Highway Rev., 7.7s, 2004             800           866,656
                                                               ---------------
                                                                $15,650,275
 -----------------------------------------------------------------------------
    Universities - 4.7%
    Hempstead Town, NY, Civic Facilities
      Rev. (Hofstra University), MBIA,
      5.8s, 2015                                  $ 1,500       $ 1,518,375
    Islip, NY, Community Development Agency
      Rev. (New York Institute of
      Technology), 7.5s, 2026                       2,000         2,030,060
    New York Dormitory Authority Rev.
      (Cornell University), 5.4s, 2013              1,000           979,050
    New York Dormitory Authority Rev.
      (Cornell University), 7.375s, 2020            1,500         1,653,180
    New York Dormitory Authority Rev.
      (Menorah Campus), FHA, 7.4s, 2031             1,095         1,205,978
                                                               ---------------
                                                                $ 7,386,643
 -----------------------------------------------------------------------------

                                      7

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                             Principal Amount
    Issuer                                     (000 Omitted)       Value
 -----------------------------------------------------------------------------
    Water and Sewer Utility Revenue - 12.3%
    Buffalo, NY, Municipal Water Authority,
      FGIC, 5s, 2025                              $1,000        $    895,080
    New York Environmental Facilities
      Corp., Pollution Control Rev., 5.75s,
      2010                                         3,235           3,317,169
    New York Environmental Facilities
      Corp., Pollution Control Rev.,
      6.875s, 2010                                 2,000           2,187,880
    New York Environmental Facilities
      Corp., Pollution Control Rev., 5.75s,
      2012                                         1,100           1,131,867
    New York Environmental Facilities
      Corp., Water Facilities Rev., 8.85s,
      2015                                         2,500           2,753,825
    New York, NY, Municipal Water & Sewer
      Finance Authority, 6s, 2010                    620             642,667
    New York, NY, Municipal Water & Sewer
      Finance Authority, 7.1s, 2012                2,000           2,196,820
    New York, NY, Municipal Water & Sewer
      Finance Authority, 7s, 2015                    745             813,585
    New York, NY, Municipal Water & Sewer
      Finance Authority, 7.6s, 2020                  470             512,605
    New York, NY, Municipal Water & Sewer
      Finance Authority, 5.5s, 2023                1,500           1,419,735
    Suffolk County, NY, Water Authority,
      MBIA, 5.1s, 2012                             1,895           1,829,016
    Western Nassau County, NY, Water
      Authority Rev., AMBAC, 5.65s, 2026           1,500           1,485,255
                                                               ---------------
                                                                $ 19,185,504
 -----------------------------------------------------------------------------
    Other - 1.4%
    Battery Park City Authority, NY, AMBAC,
      5.5s, 2029                                  $1,000        $    959,030
    Dutchess, NY, Industrial Development
      Agency, Civic Facilities Rev.,
      8.625s, 2016                                 1,125           1,190,228
                                                               ---------------
                                                                $  2,149,258
 -----------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $145,143,363)           $153,656,347
-------------------------------------------------------------  ---------------
Rights - 0.2%
    Georgia Municipal Electric Authority,
      due 2003                                    $    1        $     13,433
    North Carolina Eastern Power Agency,
      due 2003                                         5             115,850
    State of New Jersey, "D", due 2003                 2             232,900
 -----------------------------------------------------------------------------
Total Rights (Identified Cost, $400,200)                        $    362,183
-------------------------------------------------------------  ---------------
Floating Rate Demand Note - 0.5%
    New York City Municipal Water Finance
      Authority, due 6/15/23, at Identified
      Cost                                        $  800        $    800,000
 -----------------------------------------------------------------------------
Total Investments (Identified Cost, $146,343,563)               $154,818,530
Other Assets, Less Liabilities - 0.7%                              1,110,865
------------------------------------------------------------------------------
Net Assets - 100.0%                                             $155,929,395
 -----------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements

MFS NORTH CAROLINA MUNICIPAL BOND FUND
Municipal Bonds - 99.4%

                                             Principal Amount
    Issuer                                     (000 Omitted)       Value
 -----------------------------------------------------------------------------
    General Obligation - 3.9%
    Charlotte, NC, Water & Sewer, 5.8s,
      2013                                        $1,780        $ 1,832,243
    Charlotte, NC, Water & Sewer, 5.8s,
      2014###                                      5,050          5,198,217

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                             Principal Amount
    Issuer                                     (000 Omitted)       Value
 -----------------------------------------------------------------------------

    General Obligation - continued
    Charlotte, NC, Water & Sewer, 5.6s,
      2017                                        $2,035        $ 2,032,273
    Charlotte, NC, Water & Sewer, 5.9s,
      2019                                         2,820          2,893,715
    Durham, NC, 5.9s, 2013                         2,400          2,500,920
    Durham, NC, 5.9s, 2014                         2,400          2,500,920
    Hertford County, NC, 9.5s, 2000                  100            101,953
    Hertford County, NC, 9.5s, 2001                  100            103,931
    Hertford County, NC, 9.5s, 2002                  100            102,434
                                                               ---------------
                                                                $17,266,606
 -----------------------------------------------------------------------------
    State and Local Appropriation - 9.5%
    Charlotte, NC, Certificates of
      Participation (Convention Facilities
      Project), AMBAC, 0s, 2004                   $3,435        $ 2,242,471
    Charlotte, NC, Certificates of
      Participation (Convention Facilities
      Project), AMBAC, 0s, 2005                    4,810          2,954,109
    Charlotte, NC, Certificates of
      Participation (Convention Facilities
      Project), AMBAC, 0s, 2006                    1,075            619,899
    Charlotte, NC, Certificates of
      Participation (Convention Facilities
      Project), AMBAC, 0s, 2008                    3,000          1,512,570
    Charlotte, NC, Certificates of
      Participation (Convention Facilities
      Project), AMBAC, 5.25s, 2013                 3,750          3,573,638
    Cumberland County, NC, Certificates of
      Participation (Civic Center), AMBAC,
      6.375s, 2010                                 1,100          1,170,037
    Cumberland County, NC, Certificates of
      Participation (Civic Center), AMBAC,
      0s, 2011                                       425            178,347
    Cumberland County, NC, Certificates of
      Participation (Civic Center), AMBAC,
      0s, 2013                                     1,000            372,990
    Dare County, NC, MBIA, 6.6s, 2006              2,100          2,250,633
    Durham, NC, Certificates of
      Participation (Hospital & Office
      Facilities), 5.875s, 2009                    1,460          1,497,697
    Durham, NC, Certificates of
      Participation (New Durham Corp.),
      6.875s, 2009                                 1,750          1,899,100
    Fayetteville, NC, Finance Corp.
      (Municipal Building), MBIA, 5.625s,
      2018                                           810            795,582
    Franklin County, NC, Certificates of
      Participation (Jail & School), FGIC,
      6.625s, 2014                                 2,000          2,153,300
    Greensboro, NC, Certificates of
      Participation (Coliseum Arena
      Project), 6.25s, 2011                        2,180          2,260,900
    Harnett County, NC, Certificates of
      Participation, AMBAC, 6.2s, 2006             1,000          1,067,860
    Harnett County, NC, Certificates of
      Participation, AMBAC, 6.2s, 2009             1,500          1,565,820
    Pasquotank County, NC, Certificates of
      Participation, MBIA, 5s, 2015                3,250          2,979,372
    Puerto Rico Housing, Bank & Finance
      Agency, 7.5s, 2006                           7,000          7,931,700
    Puerto Rico Public Buildings Authority,
      5.5s, 2007                                   2,550          2,552,729
    Scotland County, NC, Certificates of
      Participation (Jail/Courthouse
      Project), FSA, 6.75s, 2011                   1,000          1,066,450
    Union County, NC, Certificates of
      Participation, FSA, 6.375s, 2012             1,000          1,057,490
                                                               ---------------
                                                                $41,702,694
 -----------------------------------------------------------------------------


                                             Principal Amount
    Issuer                                     (000 Omitted)       Value
 -----------------------------------------------------------------------------
    Refunded and Special Obligations - 14.3%
    Chapel Hill, NC, Parking Facilities
      Rev. (Rosemary Street Project),
      8.125s, 2000                                $ 1,670       $ 1,918,112
    Chapel Hill, NC, Parking Facilities
      Rev. (Rosemary Street Project),
      8.25s, 2000                                   3,305         3,811,491
    Charlotte, NC, Certificates of
      Participation (Convention Facilities
      Project), AMBAC, 6.75s, 2021                  4,250         4,732,417
    Craven, NC, Regional Medical Authority,
      MBIA, 7.2s, 2000                              1,500         1,671,675
    Dare County, NC, School Bonds, MBIA,
      6.9s, 2000                                      800           873,792
    Dare County, NC, School Bonds, MBIA,
      6.9s, 2000                                      800           873,792
    Dare County, NC, School Bonds, MBIA,
      6.9s, 2000                                      500           546,120
    Fayetteville, NC, Public Works Rev.,
      FGIC, 7s, 2000                                2,000         2,190,740
    Greensboro, NC, 6.3s, 2011                      4,165         4,544,681
    North Carolina Eastern Municipal Power
      Agency, 7.75s, 1999                           2,900         3,164,306
    North Carolina Eastern Municipal Power
      Agency, 7.5s, 2010                            2,595         3,083,223
    North Carolina Eastern Municipal Power
      Agency, 5s, 2017                              9,010         8,348,126
    North Carolina Medical Care Commission,
      Hospital Rev. (Carolina Medicorp),
      7.25s, 2019                                   1,400         1,515,556
    North Carolina Medical Care Commission,
      Hospital Rev. (Gaston Health Care),
      0s, 2007                                        500           254,135
    North Carolina Medical Care Commission,
      Hospital Rev. (Mercy Hospital), 6.5s,
      2015                                          1,000         1,061,560
    North Carolina Medical Care Commission,
      Hospital Rev. (Presbyterian Health),
      7.3s, 2000                                    1,000         1,118,070
    North Carolina Medical Care Commission,
      Hospital Rev. (Presbyterian Health),
      7.375s, 2000                                 12,315        13,802,406
    Pender County, NC, Certificates of
      Participation (Pender County Prison),
      7.6s, 2001                                    1,900         2,162,960
    Pender County, NC, Certificates of
      Participation (Pender County Prison),
      7.7s, 2001                                    1,000         1,142,540
    Pitt County, NC, Hospital Rev. (Pitt
      Memorial Hospital), MBIA, 6.75s, 2001         2,800         3,124,688
    Puerto Rico Highway & Transportation
      Authority Rev., 6.625s, 2018                  2,715         3,020,872
                                                               ---------------
                                                                $62,961,262
 -----------------------------------------------------------------------------
    Airport and Port Revenue - 0.7%
    Puerto Rico Ports Authority (American
      Airlines), 6.25s, 2026                      $ 3,200       $ 3,228,640
 -----------------------------------------------------------------------------
    Electric and Gas Utility Revenue - 15.6%
    New Hanover County, NC, Industrial
      Facilities Rev. (Carolina Power &
      Light Co.), 6.9s, 2009                      $ 1,000       $ 1,062,140
    North Carolina Eastern Municipal Power
      Agency, 7s, 2007                              5,000         5,463,800
    North Carolina Eastern Municipal Power
      Agency, 7.25s, 2007                           5,000         5,559,450
    North Carolina Eastern Municipal Power
      Agency, 7.5s, 2010                            3,005         3,417,587
    North Carolina Eastern Municipal Power
      Agency, AMBAC, 6s, 2018                      14,245        14,730,327

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                             Principal Amount
    Issuer                                     (000 Omitted)       Value
 -----------------------------------------------------------------------------
    Electric and Gas Utility Revenue - continued
    North Carolina Eastern Municipal Power
      Agency, FSA, 5.75s, 2019                    $ 2,500       $ 2,462,650
    North Carolina Municipal Power Agency,
      No. 1, Catawba Electric Rev., AMBAC,
      7.625s, 2014                                    180           189,535
    North Carolina Municipal Power Agency,
      No. 1, Catawba Electric Rev., AMBAC,
      5.375s, 2020                                  2,500         2,374,175
    North Carolina Municipal Power Agency,
      No. 1, Catawba Electric Rev., FSA,
      6.2s, 2018                                    4,300         4,445,426
    North Carolina Municipal Power Agency,
      No. 1, Catawba Electric Rev., MBIA,
      0s, 2008                                     10,150         5,347,121
    North Carolina Municipal Power Agency,
      No. 1, Catawba Electric Rev., MBIA,
      0s, 2009                                     10,000         4,935,200
    North Carolina Municipal Power Agency,
      No. 1, Catawba Electric Rev., MBIA,
      6s, 2011                                      8,000         8,388,720
    North Carolina Municipal Power Agency,
      No. 1, Catawba Electric Rev., MBIA,
      6.97s, 2012++++                               3,000         2,748,930
    Puerto Rico Electric Power Authority
      Rev., FSA, 6s, 2016                           5,000         5,149,450
    Wake County, NC, Industrial Facilities
      Rev. (Carolina Power & Light), 6.9s,
      2009                                          2,000         2,138,140
                                                               ---------------
                                                                $68,412,651
 -----------------------------------------------------------------------------
    Health Care Revenue - 24.6%
    Charlotte-Mecklenberg Hospital
      Authority, NC, 6.25s, 2020                  $ 1,750       $ 1,793,540
    Charlotte-Mecklenberg Hospital
      Authority, NC, "A", 5.75s, 2021               6,500         6,391,060
    Charlotte-Mecklenberg Hospital
      Authority, NC, "A", 5.875s, 2026              7,565         7,554,560
    North Carolina Medical Care Commission,
      Hospital Rev. (Carolina Medicorp),
      6s, 2021                                     19,000        19,102,220
    North Carolina Medical Care Commission,
      Hospital Rev. (Gaston Health Care),
      5.5s, 2015                                    8,040         7,793,092
    North Carolina Medical Care Commission,
      Hospital Rev. (Gaston Health Care),
      5.5s, 2019                                    7,500         7,173,525
    North Carolina Medical Care Commission,
      Hospital Rev. (Halifax Memorial),
      6.75s, 2014                                   1,355         1,381,260
    North Carolina Medical Care Commission,
      Hospital Rev. (Halifax Memorial),
      6.75s, 2024                                   4,500         4,570,515
    North Carolina Medical Care Commission,
      Hospital Rev. (Moore Memorial
      Hospital), 9.1s, 1999                           800           829,808
    North Carolina Medical Care Commission,
      Hospital Rev. (Rex Hospital), 6.25s,
      2017                                          6,850         7,067,967
    North Carolina Medical Care Commission,
      Hospital Rev. (Valdese General),
      8.75s, 2016                                   5,475         6,161,510
    Northern Hospital District, Surry
      County, NC, Health Care Facilities
      Rev., 7.875s, 2021                            4,530         4,796,726
    Pitt County, NC, Rev. (Memorial
      Hospital), 5.5s, 2015                         5,200         5,048,524

                                      9

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                             Principal Amount
    Issuer                                     (000 Omitted)       Value
 -----------------------------------------------------------------------------
    Health Care Revenue - continued
    Pitt County, NC, Rev. (Memorial
      Hospital), 5.25s, 2021                      $18,300       $ 17,043,522
    University of North Carolina, Chapel
      Hill, University Hospital Rev.,
      5.25s, 2019                                   1,500          1,404,195
    University of North Carolina, Chapel
      Hill, University Hospital Rev.,
      5.25s, 2026                                  10,855         10,004,077
                                                               ---------------
                                                                $108,116,101
 -----------------------------------------------------------------------------
    Industrial Revenue (Corporate Guarantee) - 9.0%
    Alamance County, NC, Industrial
      Facilities & Pollution Control
      Finance Authority (A.O. Smith Corp.),
      7.375s, 2009                                $ 1,000       $  1,000,000
    Chatham County, NC, Industrial
      Facilities & Pollution Control, 9s,
      2006                                          1,260          1,278,232
    Gaston County, NC, Industrial
      Facilities & Pollution Control
      Finance Authority (Combustion
      Engineering, Inc.), 8.85s, 2015               1,000          1,124,920
    Halifax County, NC, Industrial
      Facilities & Pollution Control
      Finance Authority (Champion
      International Corp.), 8.15s, 2019             1,500          1,626,645
    Haywood County, NC, Industrial
      Facilities & Pollution Control
      Finance Authority (Champion
      International Corp.), 8.1s, 2009              2,500          2,697,300
    Haywood County, NC, Industrial
      Facilities & Pollution Control
      Finance Authority (Champion
      International Corp.), 5.75s, 2025            11,000         10,293,470
    Martin County, NC, Industrial
      Facilities & Pollution Control
      Finance Authority (Weyerhaeuser Co.),
      7.25s, 2014                                   7,000          7,635,250
    Martin County, NC, Industrial
      Facilities & Pollution Control
      Finance Authority (Weyerhaeuser Co.),
      6.8s, 2024                                    7,500          8,031,675
    Mecklenberg County, NC, Industrial
      Facilities & Pollution Control
      Finance Authority (Precision Steel),
      7.75s, 2014                                   2,600          2,817,438
    Surry County, NC, Industrial Facilities
      & Pollution Control Finance Authority
      (Weyerhaeuser Co.), 9.25s, 2002               1,500          1,752,720
    Wake County, NC, Industrial Facilities
      & Pollution Control Finance Authority
      (Mallinkcodt), 6.75s, 2012                    1,100          1,157,673
                                                               ---------------
                                                                $ 39,415,323
 -----------------------------------------------------------------------------
    Insured Health Care Revenue - 5.4%
    Cumberland County, NC, Hospital
      Facilities Rev. (Cumberland County
      Hospital), MBIA, 0s, 2009                   $ 1,800       $    846,468
    Cumberland County, NC, Hospital
      Facilities Rev. (Cumberland County
      Hospital), MBIA, 6s, 2021                     4,000          4,056,880
    New Hanover County, NC, Hospital Rev.
      (New Hanover Regional Medical
      Center), AMBAC, 5.75s, 2026                   4,625          4,567,049
    North Carolina Medical Care Commission,
      Hospital Rev. (Moore Regional), FGIC,
      5.2s, 2013                                    6,750          6,391,305
    North Carolina Medical Care Commission,
      Hospital Rev. (Moore Regional), FGIC,
      5s, 2018                                      4,800          4,331,184

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                             Principal Amount
    Issuer                                     (000 Omitted)       Value
 -----------------------------------------------------------------------------
    Insured Health Care Revenue - continued
    Wake County, NC, Hospital Rev., MBIA,
      5.125s, 2013                                $ 4,000       $  3,755,000
                                                               ---------------
                                                                $ 23,947,886
 -----------------------------------------------------------------------------
    Multi-Family Housing Revenue - 4.0%
    Asheville, NC, Housing Authority
      (Asheville Terrace Apartments), 7.1s,
      2011                                        $ 5,000       $  5,231,150
    North Carolina Housing Finance Agency,
      FHA, 6.9s, 2024                               4,880          5,132,979
    North Carolina Housing Finance Agency,
      FHA, 6.05s, 2028                              5,000          5,015,250
    Salisbury, NC, Housing Corp. (Yadkin
      Senior Citizens), FNMA, 6.75s, 2022           2,120          2,153,878
                                                               ---------------
                                                                $ 17,533,257
 -----------------------------------------------------------------------------
    Single Family Housing Revenue - 4.1%
    North Carolina Housing Finance Agency,
      6.7s, 2018                                  $ 1,800       $  1,878,408
    North Carolina Housing Finance Agency,
      8.125s, 2019                                  1,950          2,019,069
    North Carolina Housing Finance Agency,
      7.7s, 2021                                    2,345          2,422,690
    North Carolina Housing Finance Agency,
      7.8s, 2021                                    2,325          2,399,447
    North Carolina Housing Finance Agency,
      7.85s, 2028                                   6,055          6,292,598
    North Carolina Housing Finance Agency,
      7.6s, 2032                                    2,995          3,114,770
                                                               ---------------
                                                                $ 18,126,982
 -----------------------------------------------------------------------------
    Solid Waste Revenue - 0.3%
    Iredell, NC, Solid Waste Systems Rev.,
      6.25s, 2012                                 $ 1,250       $  1,273,400
 -----------------------------------------------------------------------------
    Universities - 5.3%
    Appalachian State University, NC, MBIA,
      6.1s, 2014                                  $ 1,140       $  1,179,570
    Appalachian State University, NC, MBIA,
      6.125s, 2019                                  4,370          4,513,292
    North Carolina Education Facilities
      Finance Agency (Duke University),
      6.75s, 2021                                  11,500         12,466,805
    University of North Carolina (Chapel
      Hill), 0s, 2012                               9,105          3,486,942
    University of North Carolina (Chapel
      Hill), 0s, 2013                               4,285          1,530,216
                                                               ---------------
                                                                $ 23,176,825
 -----------------------------------------------------------------------------
    Water and Sewer Utility Revenue - 2.7%
    Asheville, NC, Water System Rev., FGIC,
      5.7s, 2025                                  $ 2,500       $  2,475,650
    Kanapolis, NC, Certificates of
      Participation, MBIA, 7.375s, 2010             5,000          5,361,300
    Winston-Salem, NC, Water & Sewer
      Systems Rev., 6.25s, 2012                     4,000          4,172,480
                                                               ---------------
                                                                $ 12,009,430
 -----------------------------------------------------------------------------
Total Investments (Identified Cost, $412,495,007)               $437,171,057
Other Assets, Less Liabilities - 0.6%                              2,473,285
-----------------------------------------------------------------------------
Net Assets - 100.0%                                             $439,644,342
-------------------------------------------------------------  ---------------
See portfolio footnotes and notes to financial statements

Portfolio of Investments (Unaudited) - September 30, 1996
MFS PENNSYLVANIA MUNICIPAL BOND FUND

Municipal Bonds - 97.8%

                                                Principal Amount
    Issuer                                       (000 Omitted)       Value
-----------------------------------------------------------------------------
    General Obligation - 15.6%
    Bedford, PA, Area School District, MBIA,
      5.5s, 2017                                     $  500       $  485,545
    Berks County, PA, FGIC, 0s, 2018                  2,200          617,958
    Central Greene Pennsylvania School
      District, AMBAC, 5.25s, 2024                      750          699,608
    Dauphin County, PA, General Authority
      Rev., 5.8s, 2026                                  400          390,196
    Dauphin County, PA, General Authority
      Rev., MBIA, 0s, 2020                              940          229,576
    Greene County, PA, 6s, 2010                         100           99,463
    Montour, PA, MBIA, 0s, 2019                       1,190          329,214
    Northeastern York County, PA, School
      District, FGIC, 0s, 2012                          415          173,233
    Oley Valley, PA, School District, AMBAC,
      2011                                              810          355,703
    Pittsburgh, PA, Public Improvement, FGIC,
      5.25s, 2011                                       750          720,203
    Pottsgrove, PA, School District, AMBAC,
      5.3s, 2014                                      1,000          968,100
    Puerto Rico Aqueduct & Sewer Authority
      Rev., 5s, 2019                                    500          450,900
    Southeastern Area, PA, Special Schools
      Authority Rev., 0s, 2007                          360          184,705
    Southern Fulton, PA, School District, 0s,
      2016                                              460          143,902
    State of Pennsylvania, 6.25s, 2010                  300          325,260
    Valley View, PA, School District, FGIC,
      5.5s, 2014                                        500          490,835
                                                                  ------------
                                                                  $6,664,401
-----------------------------------------------------------------------------
    State and Local Appropriation - 1.0%
    Philadelphia, PA, Municipal Authority Rev.
      (Justice Lease), 8.625s, 2016                  $  400       $  432,484
-----------------------------------------------------------------------------
    Refunded and Special Obligations - 12.4%
    Allegheny County, PA, Sanitation
      Authority, FGIC, 7.45s, 2009                   $  200       $  215,144
    Allegheny County, PA, Sanitation
      Authority, FGIC, 0s, 2014                       2,835          998,373
    Bethlehem, PA, Water Authority Rev., MBIA,
      6.1s, 2018                                        500          535,435
    Philadelphia, PA, Gas Works Rev., 6s, 2013        1,645        1,722,052
    Philadelphia, PA, Hospital & Higher
      Educational Facilities, 7.25s, 2031               500          561,660
    Puerto Rico Highways & Transportation
      Authority Rev., 6.5s, 2022                        250          276,605
    Schuylkill County, PA, Redevelopment
      Authority Rev., FGIC, 7s, 2007###                 300          329,826
    Westmoreland County, PA, FGIC, ETM, 0s,
      2018                                            1,000          276,200
    Westmoreland County, PA, MBIA, ETM, 5.25s,
      2009                                              400          397,624
                                                                  ------------
                                                                  $5,312,919
-----------------------------------------------------------------------------
    Airport and Port Revenue - 2.9%
    Allegheny County, PA, Airport Rev.
      (Greater Pittsburgh), FGIC, 7.75s,
      2019###                                        $  750       $  770,880
    Dauphin County, PA, Airport Rev. (Harris
      International), 5.5s, 2014                        500          480,750
                                                                  ------------
                                                                  $1,251,630
-----------------------------------------------------------------------------
    Electric and Gas Utility Revenue - 4.3%
    Luzerne County, PA, Industrial Development
      Authority, 6.05s, 2019                         $  300       $  288,222
    Luzerne County, PA, Industrial Development
      Authority, AMBAC, 7.2s, 2017                      500          554,925

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                                Principal Amount
    Issuer                                       (000 Omitted)       Value
-----------------------------------------------------------------------------
    Electric and Gas Utility Revenue - continued
    Philadelphia, PA, Gas Works Rev., 6.375s,
      2014                                           $  750       $  769,942
    Philadelphia, PA, Gas Works Rev., 5.25s,
      2015                                              250          228,418
                                                                  ------------
                                                                  $1,841,507
-----------------------------------------------------------------------------
    Health Care Revenue - 8.2%
    Butler County, PA, Industrial Development
      Authority (Sherwood Oaks), 5.75s, 2011         $  400       $  376,280
    Chester County, PA, Health & Education
      (Main Line), 5.5s, 2015                           335          318,756
    Cumberland County, PA, Municipal Refunding
      (Carlisle Hospital), 6.8s, 2023                   500          495,025
    Montgomery County, PA, Industrial
      Development Authority, Health Facilities
      Rev., 8.5s, 2023                                  210          206,587
    Pennsylvania Higher Education Rev., 5.7s,
      2011                                              300          300,456
    Philadelphia, PA, Health & Educational
      Facilities (Jeans Health), 6.6s, 2010             500          510,955
    Philadelphia, PA, Health & Educational
      Facilities Authority (Children's
      Hospital), 5.375s, 2014                           500          475,120
    Philadelphia, PA, Health & Educational
      Facilities Authority (Temple
      University), 6.625s, 2023                         250          254,055
    Philadelphia, PA, Hospitals & Higher
      Educational Facilities (Graduate
      Health), 6.25s, 2018                              300          280,290
    Union County, PA, Hospital Authority Rev.
      (Evangelical Community Hospital),
      5.875s, 2023                                      300          275,937
                                                                  ------------
                                                                  $3,493,461
-----------------------------------------------------------------------------
    Industrial Revenue (Corporate Guarantee) - 6.8%
    Beaver County, PA, Industrial Development
      Rev. (J. Ray McDermott Project), 6.8s,
      2009                                           $  835       $  841,279
    Erie County, PA, Industrial Development
      Authority, Environmental Improvement
      (International Paper), 7.625s, 2018               250          279,705
    Hampden, PA, Industrial Development
      Authority (Kmart), 5.75s, 2008                    250          182,855
    New Morgan, PA, Industrial Development
      Authority (Browning Ferris Co.), 6.5s,
      2019                                              500          514,815
    Northampton County, PA, Industrial
      Development Authority (Bethlehem Steel),
      7.55s, 2017                                       800          826,136
    Pennsylvania Economic Development
      Authority (MacMillan Bloedel), 7.6s,
      2020                                              250          276,200
                                                                  ------------
                                                                  $2,920,990
-----------------------------------------------------------------------------
    Insured Health Care Revenue - 11.9%
    Allegheny County, PA, Hospital Authority
      (Magee Women's), FGIC, 0s, 2015###             $1,000       $  327,700
    Allegheny County, PA, Hospital Authority
      (South Hills Health System), MBIA, 5.8s,
      2016                                              500          501,860
    Allegheny County, PA, Hospital Authority
      (University of Pittsburgh), MBIA, 5.35s,
      2015###                                           400          381,476

                                      11

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                                Principal Amount
    Issuer                                       (000 Omitted)       Value
-----------------------------------------------------------------------------
    Insured Health Care Revenue - continued
    Blair County, PA, Hospital Authority
      (Altoona), AMBAC, 5.5s, 2008###                $  470       $   470,982
    Butler County, PA, Hospital Authority
      (Butler Memorial Hospital), FSA, 5.25s,
      2016                                              400           372,020
    Dauphin County, PA, General Authority
      Hospital Rev. (Hapsco Project), MBIA,
      5.8s, 2002                                        355           371,983
    Dauphin County, PA, General Authority
      Hospital Rev. (Hapsco Project), MBIA,
      5.5s, 2013                                      1,000           973,050
    Delaware County, PA, Hospital Rev. (Crozer
      Chester), MBIA, 5.3s, 2020                        500           464,575
    Doylestown, PA, Hospital Authority Rev.,
      AMBAC, 5s, 2023                                   500           444,690
    Lancaster County, PA, Hospital Rev.
      (Masonic), AMBAC, 5s, 2020                        400           357,720
    Lehigh County, PA, Hospital Rev. (Lehigh
      Valley), MBIA, 7s, 2016                           250           287,228
    Sayre, PA, Health Care Facilities, AMBAC,
      6.375s, 2022                                      160           166,570
                                                                  ------------
                                                                  $ 5,119,854
-----------------------------------------------------------------------------
    Multi-Family Housing Revenue - 3.9%
    Montgomery County, PA, Redevelopment
      Authority (KBF Associates), 6.5s, 2025         $  250       $   243,935
    Pennsylvania Housing Finance Agency,
      5.75s, 2014                                       275           273,375
    Pennsylvania Housing Finance Agency, 5.8s,
      2022                                              800           789,472
    Pittsburgh, PA, Urban Development Corp.,
      5.5s, 2010                                        400           383,528
                                                                  ------------
                                                                  $ 1,690,310
-----------------------------------------------------------------------------
    Sales and Excise Tax Revenue - 2.3%
    Commonwealth of Puerto Rico, MBIA, 5.5s,
      2015                                           $  500       $   499,905
    Puerto Rico Highway & Transportation
      Authority, 5.5s, 2013                             500           492,335
                                                                  ------------
                                                                  $   992,240
-----------------------------------------------------------------------------
    Single Family Housing Revenue - 4.6%
    Pennsylvania Housing Finance Agency,
      6.75s, 2014                                    $  500       $   522,040
    Pennsylvania Housing Finance Agency, 6.4s,
      2016                                              500           514,155
    Pennsylvania Housing Finance Agency,
      6.65s, 2021                                       250           258,543
    Pennsylvania Housing Finance Agency,
      6.125s, 2024                                      490           492,450
    Philadelphia, PA, Redevelopment Authority,
      6.1s, 2010                                        200           198,170
                                                                  ------------
                                                                  $ 1,985,358
-----------------------------------------------------------------------------
    Solid Waste Revenue - 2.3%
    Harrisburg, PA, 5.875s, 2021                     $1,000       $   981,380
-----------------------------------------------------------------------------
    Turnpike Revenue - 5.2%
    Delaware River Junction, Port Authority
      Rev., FGIC, 5.4s, 2014                         $  250       $   246,352
    Delaware River Junction, Toll Bridge
      (Pennsylvania Bridge), FGIC, 6.25s, 2012        1,000         1,041,650
    Puerto Rico Highway & Transportation
      Authority, FSA, 5.25s, 2015                     1,000           959,470
                                                                  ------------
                                                                  $ 2,247,472
-----------------------------------------------------------------------------

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                                Principal Amount
    Issuer                                       (000 Omitted)       Value
-----------------------------------------------------------------------------
    Universities - 5.5%
    Cumberland County, PA, Municipal Authority
      (Messiah College), AMBAC, 5.125s, 2015         $  300       $   280,095
    Pennsylvania Higher Education Facilities
      Authority Rev. (Thomas Jefferson
      University), 6s, 2019                             625           632,625
    Pennsylvania Higher Education Facilities
      Authority Rev. (University of
      Pennsylvania), 7s, 2008                           400           446,956
    Pennsylvania Public School Building
      Authority (Westmoreland), MBIA, 5.5s,
      2015                                            1,000           974,540
                                                                  ------------
                                                                  $ 2,334,216
-----------------------------------------------------------------------------
    Water and Sewer Utility Revenue - 6.3%
    Center Township, PA, Sewer Refunding,
      MBIA, 5.5s, 2016                               $  300       $   292,947
    Lancaster, PA, Sewer Authority, FGIC,
      6.85s, 2011                                       250           257,622
    Meadville, PA, Area Water Authority, FSA,
      5.125s, 2014                                      250           233,748
    Philadelphia, PA, Water Rev., 5.75s, 2013           275           267,437
    Philadelphia, PA, Water Rev., FSA, 5.75s,
      2013                                              300           299,796
    Philadelphia, PA, Water Rev., MBIA, 5.5s,
      2014                                            1,000           975,360
    Smithfield, PA, Sewer Authority, 6.2s,
      2018                                              350           351,652
                                                                  ------------
                                                                  $ 2,678,562
-----------------------------------------------------------------------------
    Other - 4.6%
    Pennsylvania Convention Center Rev.,
      6.75s, 2019                                    $  250       $   261,688
    Pennsylvania Finance Authority Rev., 6.6s,
      2009                                              900           952,515
    Pennsylvania Industrial Development
      Authority, AMBAC, 7s, 2007                        300           340,527
    Pennsylvania Industrial Development
      Authority, AMBAC, 5.8s, 2009                      400           413,296
                                                                  ------------
                                                                  $ 1,968,026
-----------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $41,404,930)              $41,914,810
----------------------------------------------------------------  ------------
Floating Rate Demand Notes - 0.5%
    Allegheny County, PA, Hospital Development
      Authority Rev., due 3/01/20                    $  125       $   125,000
    Allegheny County, PA, Hospital Development
      Authority Rev. (Presbyterian), due
      3/01/20                                           100           100,000
-----------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost              $   225,000
----------------------------------------------------------------  ------------
Total Investments (Identified Cost, $41,629,930)                  $42,139,810
Other Assets, Less Liabilities - 1.7%                                 735,124
------------------------------------------------------------------------------
Net Assets - 100.0%                                               $42,874,934
----------------------------------------------------------------  ------------

See portfolio footnotes and notes to financial statements

Portfolio of Investments (Unaudited) - September 30, 1996
MFS SOUTH CAROLINA MUNICIPAL BOND FUND

Municipal Bons - 97.7%

                                               Principal Amount
    Issuer                                      (000 Omitted)       Value
-----------------------------------------------------------------------------
    General Obligation - 2.8%
    Charleston County, SC, 5.5s, 2014               $1,250       $ 1,243,963
    Commonwealth of Puerto Rico, Aqueduct &
      Sewer Authority Rev., 5s, 2015                 1,000           916,520
    Commonwealth of Puerto Rico, Public
      Improvements Rev., 5.25s, 2018                   500           467,345
    Puerto Rico Aqueduct & Sewer Authority
      Rev., 5s, 2019                                 1,500         1,352,700
    Puerto Rico Public Buildings Authority,
      5.7s, 2009                                     1,000         1,001,340
                                                                 -------------
                                                                 $ 4,981,868
-----------------------------------------------------------------------------
    State and Local Appropriation - 7.9%
    Berkeley County, SC, School District,
      AMBAC, 6.3s, 2016###                          $1,800       $ 1,897,524
    Greenville County, SC, Certificates of
      Participation (Courthouse & Detention
      Center), AMBAC, 5.7s, 2017                     3,000         2,946,420
    Greenville County, SC, Certificates of
      Participation (Greenville Technical
      College), AMBAC, 5.9s, 2019                      850           852,890
    Hilton Head Island, SC, Public Finance
      Corp., Certificates of Participation,
      AMBAC, 5.75s, 2014                             2,000         2,000,480
    Lexington County, SC, School District No.
      1, Certificates of Participation
      (Gilbert Middle School), MBIA, 6.65s,
      2012                                           1,000         1,054,670
    Myrtle Beach, SC, Public Finance Corp.,
      Certificates of Participation
      (Convention Center), 6.875s, 2017              2,500         2,594,400
    Puerto Rico Public Buildings Authority,
      5.5s, 2021                                     1,000           963,310
    Williamsburg County, SC, School District
      Public Facilities Corp., Certificates
      of Participation, 7.5s, 2006                     175           172,088
    Williamsburg County, SC, School District
      Public Facilities Corp., Certificates
      of Participation, 7.5s, 2007                     190           186,656
    Williamsburg County, SC, School District
      Public Facilities Corp., Certificates
      of Participation, 7.5s, 2008                     205           201,209
    Williamsburg County, SC, School District
      Public Facilities Corp., Certificates
      of Participation, 7.5s, 2009                     220           215,750
    Williamsburg County, SC, School District
      Public Facilities Corp., Certificates
      of Participation, 7.5s, 2012                     270           256,017
    Williamsburg County, SC, School District
      Public Facilities Corp., Certificates
      of Participation, 7.5s, 2014                     315           297,751
    Williamsburg County, SC, School District
      Public Facilities Corp., Certificates
      of Participation, 7.5s, 2018                     635           597,249
                                                                 -------------
                                                                 $14,236,414
-----------------------------------------------------------------------------
    Refunded and Special Obligations - 19.7%
    Anderson County, SC, 7.75s, 1997###             $  500       $   524,555
    Calhoun, SC, Solid Waste Disposal Rev.
      (Eastman Kodak), 6.75s, 2017###                1,000         1,111,970
    Charlestown County, SC, Alumax Project,
      6.5s, 2001                                     1,315         1,437,019
    Charlestown County, SC, Certificates of
      Participation (Charlestown Public
      Facilities Corp.), MBIA, 7.1s, 2001            2,000         2,239,800
    Columbia, SC, Waterworks & Sewer Rev.,
      0s, 2004                                       1,500         1,050,690

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                                Principal Amount
    Issuer                                       (000 Omitted)       Value
-----------------------------------------------------------------------------
    Refunded and Special Obligations - continued
    Columbia, SC, Waterworks & Sewer Rev.,
      0s, 2006                                      $2,045       $ 1,264,014
    Commonwealth of Puerto Rico, Public
      Improvement Rev., 6.8s, 2002                     425           476,599
    Greenville Hospital System, SC, Hospital
      Facilities Rev., "A", FGIC, 7.8s, 1998         1,950         2,095,626
    Greenville Hospital System, SC, Hospital
      Facilities Rev., "B", FGIC, 7.8s, 1998         1,500         1,612,020
    Greenwood County, SC, Hospital Rev. (Self
      Memorial Hospital), BIGI, 8.25s, 1997            500           531,140
    Greenwood County, SC, Hospital Rev. (Self
      Memorial Hospital), BIGI, 8.375s, 1997         1,000         1,063,490
    Laurens, SC, Utility Systems Rev., FGIC,
      7.625s, 1998                                   1,100         1,178,540
    Lexington County, SC, School Distric No.
      1, Certificates of Participation (White
      Knoll Middle School), CGIC, 7.65s, 1999        1,400         1,531,516
    Myrtle Beach, SC, Water & Sewer Rev.,
      MBIA, 6s, 2000                                 1,750         1,832,058
    Myrtle Beach, SC, Water & Sewer Rev.,
      MBIA, 6s, 2000                                 1,780         1,863,464
    North Charleston, SC, Sewer Rev., MBIA,
      7.75s, 1998                                    1,250         1,352,663
    Puerto Rico Aqueduct & Sewer Authority,
      9s, 2005                                         750           947,175
    Puerto Rico Highway & Transportation
      Authority, 6.625s, 2002                          300           333,798
    Richland County, SC, 6.25s, 2000                 1,260         1,348,515
    Richland County, SC, Certificates of
      Participation, FGIC, 0s, 2005                  1,160           761,181
    Richland County, SC, Certificates of
      Participation, FGIC, 0s, 2006                  1,160           717,158
    Richland County, SC, Certificates of
      Participation, FGIC, 0s, 2007                  1,160           674,366
    South Carolina Jobs Economic Development
      Authority (Carolina Hospital System
      Project), 7.55s, 2022                          2,000         2,315,860
    South Carolina Public Service Authority
      (Santee Cooper), 6.625s, 2002                  4,000         4,444,600
    South Carolina Public Service Authority,
      "C" (Santee Cooper), 7.1s, 2001                1,220         1,368,218
    Spartanburg County, SC, Hospital
      Facilities Rev. (Mary Black Hospital),
      8.25s, 1998                                      500           547,050
    York County, SC, School District No. 3,
      MBIA, 7.5s, 1998                                 575           616,785
                                                                 -------------
                                                                 $35,239,870
-----------------------------------------------------------------------------
    Airport and Port Revenue - 0.5%
    Richland Lexington, SC, Airport Rev.
      (Columbia Airport), "A", AMBAC, 5.7s,
      2026                                          $1,000       $   965,530
-----------------------------------------------------------------------------
    Electric and Gas Utility Revenue - 12.5%
    Colleton & Dorchester Counties, SC,
      Pollution Control Rev., 6.6s, 2014            $3,000       $ 3,179,820
    Fairfield County, SC, Pollution Control
      Rev. (South Carolina Electric Co.),
      6.5s, 2014                                     1,250         1,327,187
    Oconee County, SC, Pollution Control Rev.
      (Duke Power Co.), 7.5s, 2017                   1,000         1,083,470
    Piedmont Municipal Power Agency, SC,
      Electric Rev., FGIC, 6.25s, 2021               4,600         4,955,672

                                      13

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                                Principal Amount
    Issuer                                       (000 Omitted)       Value
-----------------------------------------------------------------------------
    Electric and Gas Utility Revenue - continued
    Piedmont Municipal Power Agency, SC,
      Electric Rev., FGIC, 5s, 2022                 $2,300       $,2,040,675
    Puerto Rico Electric Power Authority
      Rev., 6.125s, 2008                             1,025         1,086,705
    Puerto Rico Electric Power Authority
      Rev., 5.5s, 2020                               1,000           965,740
    Puerto Rico Telephone Authority Rev.,
      AMBAC, 5.05s, 2004(S)                          1,000           930,210
    South Carolina Public Service Authority,
      FGIC, 5.875s, 2023                             2,000         2,011,180
    South Carolina Public Service Authority,
      MBIA, 6.923s, 2013++++                         3,000         2,823,150
    South Carolina Public Service Authority
      Rev., "A", 5.75s, 2022                         1,000           993,370
    South Carolina Public Service Authority
      Rev., "B", AMBAC, 5.5s, 2023                   1,000           961,060
                                                                 -------------
                                                                 $22,358,239
-----------------------------------------------------------------------------
    Health Care Revenue - 6.7%
    Greenville County, SC, First Mortgage
      Rev. (Chestnut Hill), 10.125s, 2016           $1,895       $ 1,895,000
    Greenville Hospital System, SC, Hospital
      Facilities Rev., 6s, 2020                      5,400         5,475,168
    Horry County, SC, Hospital Facilities
      Rev. (Conway Hospital), 6.75s, 2012            4,500         4,602,465
                                                                 -------------
                                                                 $11,972,633
-----------------------------------------------------------------------------
    Industrial Revenue (Corporate Guarantee) - 10.5%
    Chester County, SC, Industrial
      Development Rev. (Springs Industries,
      Inc.), 7.35s, 2014                            $1,000       $ 1,074,660
    Chester County, SC, Industrial
      Development Rev. (Springs Industries,
      Inc.), 7.8s, 2014                              1,025         1,110,034
    Darlington County, SC, Industrial
      Development Rev. (Nucor Corp.), 5.75s,
      2023                                           2,000         1,928,520
    Darlington County, SC, Industrial
      Development Rev. (Sonoco Products Co.),
      6.125s, 2025                                   1,500         1,527,285
    Fairfield County, SC, Industrial
      Development Rev. (Rite Aid, Inc.),
      7.9s, 2016                                     2,950         3,017,998
    Florence County, SC, Industrial
      Development Rev. (Stone Container
      Corp.), 7.375s, 2007                           1,000         1,034,810
    Greenville County, SC, Industrial
      Development Rev. (Kroger Co.), 7.85s,
      2015                                             500           539,385
    Lexington County, SC, Industrial Rev.
      (J.B. White & Co.), 8s, 2005                     630           684,016
    Richland County, SC, Pollution Control
      Rev. (Union Camp Corp.), 6.55s, 2020           1,800         1,893,330
    Richland County, SC, Solid Waste
      Facilities Rev. (Union Camp Corp.),
      6.75s, 2022                                    2,000         2,103,780
    York City, SC, Industrial Development
      Rev. (Hoechst Celanese), 5.7s, 2024            4,000         3,829,520
                                                                 -------------
                                                                 $18,743,338
-----------------------------------------------------------------------------
    Insured Health Care Revenue - 9.3%
    Charleston County, SC (Medical Society
      Health Project), MBIA, 5.5s, 2019             $2,550       $ 2,422,372
    Charleston County, SC, Hospital
      Facilities Rev. (Medical Society Health
      Project), MBIA, 5s, 2022                       2,450         2,146,788

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                                Principal Amount
    Issuer                                       (000 Omitted)       Value
-----------------------------------------------------------------------------
    Insured Health Care Revenue - continued
    Pickens & Richland Counties, SC, Hospital
      Facilities Rev. (Baptist Hospital),
      AMBAC, 5.75s, 2021                            $3,000       $ 2,984,160
    South Carolina Jobs Economic Development
      Authority, Hospital Facilities Rev.
      (Anderson Area Medical Center), MBIA,
      5.25s, 2015                                    1,750         1,647,433
    South Carolina Jobs Economic Development
      Authority, Hospital Facilities Rev.
      (Tuomey Regional Medical Center), MBIA,
      5.5s, 2020                                     4,390         4,209,000
    Spartanburg County, SC, Health Service
      Rev., AMBAC, 5.3s, 2025                        1,000           934,660
    Spartanburg County, SC, Hospital
      Facilities Rev., Health Services
      District, Inc., AMBAC, 5.5s, 2015              1,000           967,130
    Spartanburg County, SC, Hospital
      Facilities Rev., Health Services
      District, Inc., AMBAC, 5.3s, 2020              1,500         1,404,270
                                                                 -------------
                                                                 $16,715,813
-----------------------------------------------------------------------------
    Multi-Family Housing Revenue - 2.4%
    South Carolina Housing Finance &
      Development Authority (Fairway
      Apartments), FHA, 7.625s, 2033                $1,960       $ 2,057,706
    South Carolina Housing Finance &
      Development Authority (Hunting Ridge
      Apartments), 6.75s, 2025                       1,000         1,004,930
    South Carolina Housing Finance &
      Development Authority (Runaway Bay
      Apartments), 6.125s, 2015                      1,300         1,280,032
                                                                 -------------
                                                                 $ 4,342,668
-----------------------------------------------------------------------------
    Single Family Housing Revenue - 6.2%
    South Carolina Housing Finance &
      Development Authority Rev., 7.55s, 2011       $1,750       $ 1,816,220
    South Carolina Housing Finance &
      Development Authority Rev., 8.6s, 2019           620           641,018
    South Carolina Housing Finance &
      Development Authority Rev., 7.75s, 2022        2,650         2,768,693
    South Carolina Housing Finance &
      Development Authority Rev., 7.8s, 2022         1,000         1,039,750
    South Carolina Housing Finance &
      Development Authority Rev., 7.9s, 2032         4,610         4,813,301
                                                                 -------------
                                                                 $11,078,982
-----------------------------------------------------------------------------
    Solid Waste Revenue - 1.1%
    Charleston County, SC, Resource Recovery
      Rev. (Foster Wheeler), 9.25s, 2010            $1,750       $ 1,884,225
-----------------------------------------------------------------------------
    Universities - 0.6%
    Coastal Carolina University, SC, MBIA,
      6.875s, 2026                                  $1,000       $ 1,088,980
-----------------------------------------------------------------------------
    Water and Sewer Utility Revenue - 17.5%
    Cayce, SC, Waterworks & Sewer Rev.,
      AMBAC, 5.25s, 2015                            $1,500       $ 1,407,705
    Charleston County, SC, Waterworks & Sewer
      Rev., 6s, 2012                                 2,000         2,056,380
    Charleston County, SC, Waterworks & Sewer
      Rev., MBIA, 5s, 2022                           3,150         2,802,429
    Columbia, SC, Waterworks & Sewer Rev.,
      0s, 2005                                       2,245         1,474,359
    Columbia, SC, Waterworks & Sewer Rev.,
      0s, 2006                                       9,330         5,773,497

                                      14

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                                Principal Amount
    Issuer                                       (000 Omitted)       Value
-----------------------------------------------------------------------------
Water and Sewer Utility Revenue - continued
    Columbia, SC, Waterworks & Sewer Rev.,
      5.375s, 2012                                  $3,500       $  3,461,115
    Laurens County, SC, Public Utility
      Systems, FGIC, 5s, 2018                        1,000            889,350
    Laurens County, SC, Water & Sewer
      Commission, Sewer System Rev., 5.5s,
      2014                                           1,080          1,028,581
    Myrtle Beach, SC, Water & Sewer Rev.,
      MBIA, 5.5s, 2013                               1,000            984,880
    South Carolina Water Resources Authority
      Rev. (Local Government Program), 7.25s,
      2020                                           3,000          3,200,220
    Spartanburg, SC, Waterworks Rev., FGIC,
      6.05s, 2018                                    2,750          2,825,268
    St. Andrews, SC, Public Services
      District, Sewer System Rev., FGIC,
      7.75s, 2018                                    1,000          1,055,090
    Western Carolina Regional Sewer Authority
      Rev., AMBAC, 0s, 2007                          4,400          2,467,872
    York County, SC, Water & Sewer Rev.,
      6.5s, 2025                                     2,000          2,001,360
                                                                 -------------
                                                                 $ 31,428,106
-----------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $165,530,875)            $175,036,666
-----------------------------------------------------------------------------
Floating Rate Demand Notes - 1.0%
    Berkeley County, SC, Pollution Control
      (Amoco Chemical Co.), due 7/01/12             $  500       $    500,000
    Charleston County, SC, Industrial
      Development Rev. (Massey Coal), due
      1/01/07                                        1,300          1,300,000
-----------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost             $  1,800,000
-----------------------------------------------------------------------------
Total Investments (Identified Cost, $167,330,875)                $176,836,666
Other Assets, Less Liabilities - 1.3%                               2,355,599
------------------------------------------------------------------------------
Net Assets - 100.0%                                              $179,192,265
-----------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements

MFS TENNESSEE MUNICIPAL BOND FUND

Municipal Bonds - 97.0%

                                             Principal Amount
    Issuer                                     (000 Omitted)       Value
 -----------------------------------------------------------------------------
    General Obligation - 10.5%
    Commonwealth of Puerto Rico, MBIA,
      5.375s, 2022                                $1,000        $   952,500
    Huntington, TN, School District, AMBAC,
      5.35s, 2021                                  1,050          1,004,567
    McKenzie, TN, High School District,
      FSA, 5.625s, 2017                            1,500          1,488,120
    Memphis, TN, 5.25s, 2012                       2,800          2,685,424
    Metropolitan Government of Nashville &
      Davidson County, TN, 6.125s, 2019            2,255          2,320,372
    Metropolitan Government of Nashville &
      Davidson County, TN, Health &
      Education, 6.125s, 2014                      1,000          1,032,120
    Rutherford County, TN, 0s, 2015                1,500            501,915
    Sevier County, TN, Public Building
      Authority, AMBAC, 5.6s, 2015                   800            781,616
    Shelby County, TN, 5.125s, 2015                1,000            941,110
    Territory of Virgin Islands, 7.75s,
      2006                                           390            416,376
    Union County, TN, AMBAC, 5.25s, 2020           1,000            942,090
                                                               ---------------
                                                                $13,066,210
 -----------------------------------------------------------------------------

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                                Principal Amount
    Issuer                                       (000 Omitted)       Value
-----------------------------------------------------------------------------
    State and Local Appropriation - 3.1%
    Gatlinburg, TN, Public Building
      Authority (Gatlinburg Convention
      Center), AMBAC, 6.9s, 2012                  $1,000        $ 1,074,060
    Puerto Rico Public Buildings Authority,
      5.5s, 2021                                   1,000            963,310
    Puerto Rico Public Buildings Authority,
      Education & Health, 5.91s, 2016(S)           2,000          1,845,240
                                                               ---------------
                                                                $ 3,882,610
 -----------------------------------------------------------------------------
    Refunded and Special Obligations - 21.3%
    Bristol, TN, Health & Educational
      Facilities Board Rev. (Bristol
      Memorial), FGIC, 7s, 2001                   $  500        $   555,570
    Gladeville, TN, Utility District,
      Waterworks Rev., FGIC, 7.4s, 2000              500            552,470
    Knox County, TN, Health, Education &
      Housing Facilities Board (Fort
      Sanders), MBIA, 8s, 2008                     2,000          2,116,900
    Knox County, TN, Health, Education &
      Housing Facilities Board (Mercy
      Health), AMBAC, 7.6s, 1999                   3,500          3,829,070
    Knox County, TN, Industrial Development
      Board, 0s, 2016                              8,325          2,202,129
    Memphis, TN, Electric Systems Rev.,
      6.75s, 2000                                  1,500          1,624,275
    Memphis-Shelby County, TN, Airport
      Authority, MBIA, 8s, 2008                    3,500          3,723,755
    Mt. Juliet, TN, Public Building
      Authority (Madison), MBIA, 7.7s, 2004        1,100          1,368,719
    Mt. Juliet, TN, Public Building
      Authority (Madison), MBIA, 7.8s, 2004        3,500          4,376,400
    Mt. Juliet, TN, Public Building
      Authority (Poplar Grove), 8.375s,
      1999                                         1,430          1,580,164
    New Tazewell, TN, Health, Educational &
      Housing Facilities Board (Lincoln),
      7.25s, 1997                                  2,000          2,073,740
    Puerto Rico Highway & Transportation
      Authority Rev., 8.125s, 1998                   670            727,962
    Shelby County, TN, 6.5s, 1999                  1,120          1,196,014
    Wilson County, TN, Water & Wastewater
      Authority, 8s, 1999                            500            549,725
                                                               ---------------
                                                                $26,476,893
 -----------------------------------------------------------------------------
    Electric and Gas Utility Revenue - 5.3%
    Lawrenceburg, TN, Electric Rev., MBIA,
      5.5s, 2026                                  $1,255        $ 1,208,841
    Metropolitan Government of Nashville,
      TN, MBIA, 0s, 2010                           2,480          1,144,471
    Metropolitan Government of Nashville,
      TN, MBIA, 0s, 2012                           3,305          1,347,118
    Metropolitan Government of Nashville,
      TN, 5.625s, 2014                             1,000            995,910
    Puerto Rico Telephone Authority Rev.,
      AMBAC, 5.05s, 2004                           2,000          1,860,420
                                                               ---------------
                                                                $ 6,556,760
 -----------------------------------------------------------------------------
    Health Care Revenue - 4.1%
    Cookeville, TN, Industrial Development
      Board, Hospital Rev. (Cookeville
      General), 5.75s, 2010                       $2,000        $ 1,931,540
    Knox County, TN, Health, Educational &
      Housing Facilities Board (Baptist
      East), 8.5s, 2004                            1,300          1,364,792
    Knox County, TN, Health, Educational &
      Housing Facilities Board (Baptist
      East), 8.6s, 2016                              710            743,640

                                      15

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                                Principal Amount
    Issuer                                       (000 Omitted)       Value
-----------------------------------------------------------------------------
    Health Care Revenue - continued
    Knox County, TN, Health, Educational &
      Housing Facilities Board (East
      Tennessee Children's), 6.5s, 2012           $ 1,000       $ 1,005,540
                                                               ---------------
                                                                $ 5,045,512
 -----------------------------------------------------------------------------
    Industrial Revenue (Corporate Guarantee) - 11.8%
    Bristol, TN, Industrial Development
      Authority (Kmart Corp.), 7.5s, 2008         $ 1,105       $   955,604
    Humphreys County, TN, Certificates of
      Participation (DuPont), 6.7s, 2024            1,750         1,865,307
    Knox County, TN, Industrial Development
      Board (Kroger Co.), 8.1s, 2003                2,000         2,205,540
    Lawrenceburg, TN, Industrial
      Development Board (Tridon, Inc.),
      9.875s, 2006                                  1,000         1,021,860
    Maury County, TN, Industrial
      Development Board, Pollution Control
      Rev. (Saturn Corp.), 6.5s, 2024               1,500         1,559,535
    McMinn County, TN, Industrial
      Development Board, Pollution Control
      Rev. (Bowater), 7.625s, 2016                  1,000         1,068,960
    Memphis-Shelby County, TN, Airport
      Authority (Federal Express Corp.),
      7.875s, 2009                                  2,755         3,029,122
    Memphis-Shelby County, TN, Airport
      Authority (Federal Express Corp.),
      6.2s, 2014                                    1,000           996,310
    Metropolitan Government of Nashville &
      Davidson County, TN (Wilson
      Sporting), 7.75s, 2014                        1,000         1,086,840
    Puerto Rico Industrial, Medical &
      Environmental Pollution Control
      Facilities, Finance Authority Rev.
      (Baxter Travenol Laboratories), 8s,
      2012                                            750           814,838
                                                               ---------------
                                                                $14,603,916
 -----------------------------------------------------------------------------
    Insured Health Care Revenue - 8.5%
    Bristol, TN, Health & Educational
      Facilities Board Rev. (Bristol
      Memorial), FGIC, 8.87s, 2021                $ 1,825       $ 1,826,186
    Jackson, TN, Hospital Refunding
      (General Hospital), AMBAC, 5.625s,
      2015                                            500           492,870
    Johnson City, TN, Health & Education
      Financing Authority (Johnson City
      Medical Center Hospital), MBIA,
      5.25s, 2016                                   2,375         2,214,118
    Knox County, TN, Health, Educational &
      Housing Facilities Board (Fort
      Sanders), MBIA, 5.75s, 2014                   3,250         3,299,075
    Knox County, TN, Health, Educational &
      Housing Facilities Board (Fort
      Sanders), MBIA, 5.25s, 2023                   2,000         1,849,940
    Metropolitan Government of Nashville &
      Davidson County, TN, Health &
      Education (Meharry Medical College),
      AMBAC, 5s, 2024                               1,000           899,800
                                                               ---------------
                                                                $10,581,989
 -----------------------------------------------------------------------------
    Multi-Family Housing Revenue - 4.9%
    Franklin, TN, Industrial Development
      Rev., FHA, 6.75s, 2027                      $ 1,000       $ 1,041,410
    Jackson, TN, Health, Education &
      Housing Facilities Board, FHA, 7.1s,
      2028                                          1,610         1,685,058

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                                Principal Amount
    Issuer                                       (000 Omitted)       Value
-----------------------------------------------------------------------------
    Multi-Family Housing Revenue - continued
    Metropolitan Government of Nashville &
      Davidson County, TN, Health &
      Education, FHA, 7.25s, 2032                 $   495       $   516,993
    Metropolitan Government of Nashville &
      Davidson County, TN, Industrial, FHA,
      6.95s, 2026                                   1,000         1,043,970
    Metropolitan Government of Nashville &
      Davidson County, TN, Industrial, FHA,
      7.5s, 2029                                      695           726,560
    Metropolitan Government of Nashville &
      Davidson County, TN, Industrial, FHA,
      7.7s, 2029                                    1,000         1,045,440
                                                               ---------------
                                                                $ 6,059,431
 -----------------------------------------------------------------------------
    Sales and Excise Tax Revenue - 1.2%
    Puerto Rico Highway & Transportation
      Authority Rev., 5.5s, 2026                  $   400       $   381,456
    Tennessee Local Development Authority
      Rev., Community Provider Loan, 7s,
      2021                                          1,000         1,067,520
                                                               ---------------
                                                                $ 1,448,976
 -----------------------------------------------------------------------------
    Single Family Housing Revenue - 3.8%
    Shelby County, TN, Single Family
      Mortgage Rev., FHA, 0s, 2015                $10,000       $ 1,513,200
    Tennessee Housing Development Agency,
      7.65s, 2022                                     980         1,019,170
    Tennessee Housing Development Agency,
      7.375s, 2023                                  1,000         1,040,090
    Tennessee Housing Development Agency,
      7.125s, 2026                                    800           847,152
    Tennessee Housing Development Agency,
      Homeownership, 7.4s, 2016                       270           280,147
                                                               ---------------
                                                                $ 4,699,759
 -----------------------------------------------------------------------------
    Universities - 3.3%
    Jackson, TN, Health, Educational &
      Housing Facilities Board (Lambuth
      University), Asset Guaranty, 5.9s,
      2015                                        $ 1,000       $   998,680
    Metropolitan Government of Nashville &
      Davidson County, TN, Health,
      Educational & Housing Facilities
      Board (Vanderbilt University),
      5.125s, 2013                                    490           467,754
    Metropolitan Government of Nashville &
      Davidson County, TN, Health,
      Educational & Housing Facilities
      Board (Vanderbilt University),
      7.625s, 2016                                  1,000         1,063,770
    Metropolitan Government of Nashville &
      Davidson County, TN, Health,
      Educational & Housing Facilities
      Board (Vanderbilt University), 5.2s,
      2018                                          1,600         1,521,744
                                                               ---------------
                                                                $ 4,051,948
 -----------------------------------------------------------------------------
    Water and Sewer Utility Revenue - 19.2%
    Madison, TN, Utility Waterworks
      Refunding, MBIA, 5s, 2019                   $ 2,750       $ 2,514,627
    Metropolitan Government of Nashville,
      TN, Water & Sewer Rev., AMBAC,
      6.075s, 2022                                  2,000         2,014,740
    Metropolitan Government of Nashville &
      Davidson County, TN, Water & Sewer
      Rev., FGIC, 5.2s, 2013                        2,000         1,931,320
    Metropolitan Government of Nashville &
      Davidson County, TN, Water & Sewer
      Rev., FGIC, 5.1s, 2016                        2,565         2,394,453
    Metropolitan Government of Nashville &
      Davidson County, TN, Water & Sewer
      Rev., RIBS, AMBAC, 8.254s, 2022               1,000         1,008,030

                                      16

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                                Principal Amount
    Issuer                                       (000 Omitted)       Value
-----------------------------------------------------------------------------
    Water and Sewer Utility Revenue - continued
    Mt. Juliet, TN, Public Building
      Authority (Cumberland), 7.55s, 2024         $1,215        $  1,291,096
    Mt. Juliet, TN, Public Building
      Authority (Hermitage), MBIA, 7.5s,
      2009                                           300             317,790
    Mt. Juliet, TN, Public Building
      Authority (Milcroft), 7.55s, 2024            2,045           2,173,078
    Mt. Juliet, TN, Public Building
      Authority (New Market), 8.375s, 2024           565             600,601
    Mt. Juliet, TN, Public Building
      Authority (Tipton), 7.5s, 2004                 355             381,135
    North Anderson County, TN, Utility
      District Waterworks Rev., MBIA, 5.6s,
      2019                                           500             489,360
    Poplar Grove, TN, Utility District,
      Waterworks Rev., 6.375s, 2011                  500             509,350
    Puerto Rico Aqueduct & Sewer Rev.,
      6.25s, 2012                                  1,000           1,075,870
    West Knox Utility District, TN, Water &
      Sewer Rev., MBIA, 0s, 2002                   1,315             952,770
    West Knox Utility District, TN, Water &
      Sewer Rev., MBIA, 0s, 2003                   1,045             713,693
    West Knox Utility District, TN, Water &
      Sewer Rev., MBIA, 0s, 2004                   1,920           1,233,619
    West Knox Utility District, TN, Water &
      Sewer Rev., MBIA, 0s, 2005                   1,920           1,158,298
    West Knox Utility District, TN, Water &
      Sewer Rev., MBIA, 0s, 2006                   1,920           1,096,243
    West Knox Utility District, TN, Water &
      Sewer Rev., MBIA, 0s, 2007                   1,920           1,026,298
    Wilson County, TN, Water & Wastewater
      Authority, 6s, 2014                          1,000           1,003,260
                                                               ---------------
                                                                $ 23,885,631
 -----------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $114,915,493)           $120,359,635
-------------------------------------------------------------  ---------------
Right - 0.2%
    State of New Jersey, "D", due 2003
      (Identified Cost, $125,600)                 $    2        $    232,900
 -----------------------------------------------------------------------------
Floating Rate Demand Note - 1.3%
    Uinta County, WY, Pollution Control
      Rev. (Chevron), due 8/15/20, at
      Identified Cost                             $1,600        $  1,600,000
 -----------------------------------------------------------------------------
Total Investments (Identified Cost, $116,641,093)               $122,192,535
Other Assets, Less Liabilities - 1.5%                              1,885,035
-----------------------------------------------------------------------------
Net Assets - 100.0%                                             $124,077,570
-------------------------------------------------------------  ---------------

See portfolio footnotes and notes to financial statements

MFS VIRGINIA MUNICIPAL BOND FUND
Municipal Bonds - 97.3%

                                             Principal Amount
    Issuer                                     (000 Omitted)       Value
 -----------------------------------------------------------------------------
    General Obligation - 11.8%
    Chesapeake, VA, Public Improvement,
      5.375s, 2012                                $ 3,500       $ 3,395,770
    Chesapeake, VA, Public Improvement,
      5.375s, 2013                                  3,500         3,410,400
    Chesapeake, VA, Water & Sewer Rev., 5s,
      2025                                          9,100         8,093,267
    Lebanon, VA, 7.6s, 2005                           375           379,522
    Lebanon, VA, 7.75s, 2010                          310           313,841
    Norfolk, VA, 5.25s, 2013                        1,000           965,070

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                                Principal Amount
    Issuer                                       (000 Omitted)       Value
-----------------------------------------------------------------------------
    General Obligation - continued
    Norfolk, VA, 5.25s, 2014                      $ 1,750       $ 1,686,860
    Norfolk, VA, 5.25s, 2015                        3,000         2,888,460
    Norfolk, VA, 5.25s, 2016                        3,000         2,885,370
    Portsmouth, VA, 6.375s, 2012                    1,555         1,623,793
    Richmond, VA, 0s, 2006                          1,000           601,950
    Richmond, VA, 0s, 2006                          2,500         1,504,875
    Richmond, VA, 0s, 2007                          5,280         2,991,437
    Richmond, VA, 0s, 2008                          2,000         1,060,580
    Richmond, VA, 0s, 2008                          5,270         2,794,628
    Richmond, VA, 0s, 2009                          5,175         2,563,540
    Roanoke, VA, 5s, 2014                           3,000         2,800,590
    State of Virginia, 5.375s, 2015                 3,160         3,113,359
    State of Virginia (Higher Educational
      Institute), 0s, 1998                          1,295         1,208,106
    State of Virginia (Higher Educational
      Institute), 0s, 1999                          1,300         1,157,364
    Suffolk, VA, 6.5s, 2006                         1,250         1,300,550
    Virginia Public School Authority, 6.5s,
      2013                                          1,875         2,018,400
    Virginia Public School Authority, "A",
      5.375s, 2017                                  2,295         2,226,035
                                                               ---------------
                                                                $50,983,767
 -----------------------------------------------------------------------------
    State and Local Appropriation - 8.6%
    Brunswick County, VA, Industrial
      Development Authority, 5.5s, 2017           $10,150       $ 9,963,849
    Chesterfield County, VA, Industrial
      Development Authority, Public
      Facilities, 7.5s, 2008                        1,720         1,748,294
    Henrico County, VA, Industrial
      Development Authority, Lease Rev.,
      6.5s, 2010                                    5,000         5,420,600
    New Kent County, VA, Industrial
      Development Authority, Public
      Facilities, 7.5s, 2011                          700           746,557
    Virginia Biotechnology Research Park
      (Biotech Two), 5.25s, 2018                    6,700         6,364,598
    Virginia Public Building Authority,
      MBIA, 0s, 2007                               13,305         7,330,656
    Virginia Public Building Authority,
      MBIA, 0s, 2008                               10,650         5,490,288
                                                               ---------------
                                                                $37,064,842
 -----------------------------------------------------------------------------
    Refunded and Special Obligations - 13.9%
    Arlington County, VA, Industrial
      Development Authority (Arlington
      Hospital), 7.125s, 2001                     $ 4,450       $ 5,009,854
    Carroll County, VA, Solid Waste
      Authority Rev., 7.5s, 2001                    2,265         2,581,534
    Chesapeake, VA, Industrial Development
      Authority (Sentara Life Care Corp.),
      10s, 1997                                     1,105         1,185,499
    Chesapeake, VA, Public Improvement,
      6.75s, 1999###                                2,500         2,697,850
    Hampton, VA, Public Improvement,
      6.625s, 2000                                  1,500         1,618,680
    Henrico County, VA, Industrial
      Development Authority (St. Mary's
      Hospital), 7.5s, 2007                           790           858,619
    Hopewell County, VA, Hospital Authority
      (John Randolph Hospital), 8.85s, 1997         4,645         4,786,580
    Newport News, VA, 6.5s, 2000                      875           954,091
    Newport News, VA, 6.5s, 2000                    2,205         2,404,310
    Newport News, VA, 6.5s, 2000                    2,325         2,535,157
    Norfolk, VA, Industrial Development
      Authority (Sentara Life Care Corp.),
      10s, 1997                                     4,130         4,430,870

                                      17

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                                Principal Amount
    Issuer                                       (000 Omitted)       Value
-----------------------------------------------------------------------------
    Refunded and Special Obligations - continued
    Norfolk, VA, Industrial Development
      Authority (Sentara Life Care Corp.),
      "B", 7.875s, 1998                           $ 1,000       $ 1,090,680
    Norfolk, VA, Industrial Development
      Authority (Sentara Life Care Corp.),
      "B", 7.9s, 1998                               2,000         2,182,360
    Portsmouth, VA, 6.9s, 2000                      1,500         1,647,675
    Puerto Rico Aqueduct & Sewer Authority
      Rev., 9s, 2005                                4,150         5,241,035
    Puerto Rico Aqueduct & Sewer Authority
      Rev., 10.25s, 2009                              400           552,012
    Roanoke, VA, Industrial Development
      Authority, Hospital Rev. (Memorial),
      7.25s, 2000                                   1,750         1,943,585
    Roanoke, VA, Industrial Development
      Authority, Hospital Rev. (Roanoke
      Memorial), 7.5s, 2008                         1,245         1,393,342
    State of Virginia, Public School
      Authority, 8.5s, 1997                           500           515,690
    Virginia Beach, VA, Certificates of
      Participation (Judicial Center
      Project), 7.25s, 2000                         4,955         5,521,654
    Virginia Beach, VA, Hospital Facilities
      Rev. (Virginia Beach General
      Hospital), 8.75s, 1997                        2,875         3,088,210
    Virginia Beach, VA, Water & Sewer Rev.,
      6.625s, 2002                                  2,400         2,646,792
    Virginia College Building Authority
      (Hampton University), 7.75s, 1999               750           822,195
    Virginia Resources Authority, Water &
      Sewer System Rev., 7.875s, 1998                 800           870,408
    Virginia Resources Authority, Water &
      Sewer System Rev., 7.5s, 1999                 1,180         1,289,256
    Virginia Transportation Board, Contract
      Rev. (Route 28), 7.7s, 1998                   2,175         2,323,792
                                                               ---------------
                                                                $60,191,730
 -----------------------------------------------------------------------------
    Airport and Port Revenue - 6.6%
    Metropolitan Washington, DC, Airport
      Rev., 7.6s, 2014                            $ 5,030       $ 5,506,039
    Metropolitan Washington, DC, Airport
      Rev., BIGI, 8.2s, 2018                        3,500         3,807,020
    Metropolitan Washington, DC, Airport
      Rev., MBIA, 5.75s, 2020                      12,000        11,740,320
    Peninsula Airport Commission, VA, 7.3s,
      2021                                          2,400         2,627,088
    Virginia Port Authority, 8.2s, 2008             4,500         4,844,880
                                                               ---------------
                                                                $28,525,347
 -----------------------------------------------------------------------------
    Electric and Gas Utility Revenue - 3.1%
    Halifax County, VA, Industrial
      Authority Rev. (Old Dominion
      Electric), 6s, 2022                         $ 5,000       $ 4,947,850
    Pittsylvania County, VA, Industrial
      Development Authority Rev., 7.5s,
      2014                                          8,000         8,291,440
                                                               ---------------
                                                                $13,239,290
 -----------------------------------------------------------------------------
    Health Care Revenue - 4.2%
    Chesapeake, VA, Industrial Development
      Authority (Sentara Life Care Corp.),
      7.875s, 2008###                             $ 1,000       $ 1,080,870
    Chesapeake, VA, Industrial Development
      Authority (Sentara Life Care Corp.),
      8s, 2018                                      4,000         4,305,160
    Fairfax, Fauquier & Loudoun Counties,
      VA, Health Center Commission, Nursing
      Home Rev., 9s, 2020                           1,890         1,986,957

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                                Principal Amount
    Issuer                                       (000 Omitted)       Value
-----------------------------------------------------------------------------
    Health Care Revenue - continued
    Lynchburg, VA, Industrial Development
      Authority (Central Health, Inc.),
      8.125s, 2016                                $ 1,400       $ 1,487,304
    Martinsville, VA, Industrial
      Development Authority, 6.75s, 2004            1,230         1,223,051
    Norfolk, VA, Industrial Development
      Authority (Sentara Life Care Corp.),
      "A", 7.875s, 2008                             1,000         1,073,030
    Norfolk, VA, Industrial Development
      Authority (Sentara Life Care Corp.),
      "A", 7.9s, 2018                               2,000         2,117,680
    Peninsula Ports Authority, VA, Hospital
      Facilities Rev. (Mary Immaculate),
      7.375s, 2017                                  3,000         3,079,020
    Suffolk, VA, Industrial Development
      Authority (Louise Obici Memorial
      Hospital), 7.875s, 2005                       1,910         2,016,100
                                                               ---------------
                                                                $18,369,172
 -----------------------------------------------------------------------------
    Industrial Revenue (Corporate Guarantee) - 5.9%
    Halifax, VA, Industrial Development
      Authority (Tandy Corp.), 8.25s, 2008        $ 3,500       $ 3,767,470
    Isle Wight County, VA, Industrial
      Development Authority (Union Camp),
      6.55s, 2024                                   8,000         8,306,640
    Lynchburg, VA, Industrial Development
      Authority (Kroger Co.), 7.9s, 2011            1,000         1,072,050
    Puerto Rico Ports Authority Rev.
      (American Airlines), 6.3s, 2023               2,000         2,020,040
    Puerto Rico Ports Authority Rev.
      (American Airlines), 6.25s, 2026              6,000         6,053,700
    Virginia Beach, VA, Development
      Authority (Beverly Enterprises), 10s,
      2010                                          1,360         1,503,222
    West Point, VA, Industrial Development
      Authority, Solid Waste Disposal Rev.
      (Chesapeake Corp. Project), 6.375s,
      2019                                          2,600         2,636,504
                                                               ---------------
                                                                $25,359,626
 -----------------------------------------------------------------------------
    Insured Health Care Revenue - 11.2%
    Albemarle County, VA, Industrial
      Development Authority, First Mortgage
      Rev., FHA, 8.9s, 2026###                    $ 2,150       $ 2,399,873
    Augusta County, VA, Industrial
      Development Authority, AMBAC, 5.125s,
      2021                                          3,000         2,771,820
    Front Royal-Warren County, VA,
      Industrial Development Authority,
      FHA, 9.45s, 2024                              1,000         1,091,560
    Hanover County, VA, Industrial
      Development Authority, MBIA, 6s, 2009         1,550         1,624,570
    Hanover County, VA, Industrial
      Development Authority, MBIA, 5.5s,
      2025                                          7,000         6,745,550
    Hanover County, VA, Industrial
      Development Authority, MBIA, 5.5s,
      2025                                          8,700         8,383,755
    Henrico County, VA, Industrial
      Development Authority Rev. (Bon
      Secours), FSA, 7.984s, 2027++++               8,700         8,762,205
    Peninsula Ports Authority, VA, Hospital
      Facilities Rev. (Wittaker Memorial),
      FHA, 8.7s, 2023                               2,100         2,198,427
    Roanoke, VA, Industrial Development
      Authority, MBIA, 5s, 2024                     3,000         2,682,030

                                      18

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                                Principal Amount
    Issuer                                       (000 Omitted)       Value
-----------------------------------------------------------------------------
    Insured Health Care Revenue - continued
    Roanoke, VA, Industrial Development
      Authority, Hospital Rev. (Roanoke
      Memorial), MBIA, 6.125s, 2017               $ 6,000       $  6,367,860
    Winchester, VA, Industrial Development
      Authority, AMBAC, 9.205s, 2014++++            4,900          5,489,127
                                                               ---------------
                                                                $ 48,516,777
 -----------------------------------------------------------------------------
    Multi-Family Housing Revenue - 2.9%
    Alexandria, VA, Redevelopment & Housing
      Authority (Jefferson Village), 9s,
      2018                                        $ 4,000       $  4,103,320
    Fairfax County, VA, Redevelopment &
      Housing Authority (Little River
      Glen), 8.95s, 2020                            3,825          3,923,456
    Norfolk, VA, Redevelopment & Housing
      Authority (Dockside Apartments),
      7.375s, 2028                                  2,000          2,102,880
    Virginia Housing Development Authority,
      6.5s, 2013                                    2,300          2,348,369
                                                               ---------------
                                                                $ 12,478,025
 -----------------------------------------------------------------------------
    Sales and Excise Tax Revenue - 0.8%
    Virginia Transportation Board,
      Transportation Contract Rev., 6.5s,
      2018                                        $ 3,500       $  3,662,260
 -----------------------------------------------------------------------------
    Single Family Housing Revenue - 6.9%
    Puerto Rico Housing Finance Corp.,
      7.8s, 2021                                  $     5       $      5,202
    Virginia Housing Development Authority,
      7.54s, 2019++++                               7,500          7,064,775
    Virginia Housing Development Authority,
      6.6s, 2022                                    4,635          4,741,095
    Virginia Housing Development Authority,
      7.1s, 2022                                    2,000          2,028,580
    Virginia Housing Development Authority,
      6.3s, 2025                                    8,500          8,563,580
    Virginia Housing Development Authority,
      6.375s, 2026                                  7,000          7,094,430
    Virginia Housing Development Authority,
      0s, 2029                                      3,615            256,557
    Virginia Housing Development Authority,
      7.8s, 2038                                      100            103,638
                                                               ---------------
                                                                $ 29,857,857
 -----------------------------------------------------------------------------
    Solid Waste Revenue - 0.7%
    State of Virginia Research Authority,
      Waste Disposal System Rev., 5.5s,
      2015                                        $ 3,230       $  3,131,130
 -----------------------------------------------------------------------------
    Turnpike Revenue - 0.7%
    Chesapeake Bay, VA, Bridge & Tunnel
      Authority, 0s, 2005                         $ 4,535       $  2,832,969
 -----------------------------------------------------------------------------
    Universities - 5.5%
    Albemarle County, VA, Industrial
      Development Authority, Health
      Services Rev., 6.5s, 2022                   $ 1,000       $  1,023,140
    Hampton Roads, VA, Medical College
      General Rev., 6.875s, 2016                    2,000          2,127,860
    Hampton Roads, VA, Medical College
      General Rev., 6.875s, 2016                    1,500          1,595,895
    Loudoun County, VA, Industrial
      Development Authority, University
      Facilities, 6.25s, 2012                       2,710          2,785,636
    Rockingham County, VA, Industrial
      Development Authority Rev.
      (Bridgewater), 6s, 2023                       6,610          6,446,601
    University of Virginia, University
      Rev., 5.375s, 2014                            5,690          5,514,236
    University of Virginia, University
      Rev., 5.375s, 2020                            1,520          1,446,629

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                                Principal Amount
    Issuer                                       (000 Omitted)       Value
-----------------------------------------------------------------------------
    Universities - continued
    Virginia College Building Authority,
      Educational Facilities Rev.
      (Marymount), 7s, 2022                       $ 2,500       $  2,640,125
                                                               ---------------
                                                                $ 23,580,122
 -----------------------------------------------------------------------------
    Water and Sewer Utility Revenue - 12.2%
    Chesterfield County, VA, Water & Sewer
      Rev., 0s, 2004                              $ 5,025       $  3,328,711
    Chesterfield County, VA, Water & Sewer
      Rev., 0s, 2005                                4,815          3,004,704
    Chesterfield County, VA, Water & Sewer
      Rev., 0s, 2006                                4,000          2,346,840
    Chesterfield County, VA, Water & Sewer
      Rev., 0s, 2007                                6,000          3,285,420
    Chesterfield County, VA, Water & Sewer
      Rev., 0s, 2008                                6,135          3,144,556
    Chesterfield County, VA, Water & Sewer
      Rev., 0s, 2009                                6,135          2,937,806
    Chesterfield County, VA, Water & Sewer
      Rev., 0s, 2010                                9,005          4,020,642
    Fairfax County, VA, Water Authority
      Rev., 6s, 2022                               19,250         19,581,678
    Hanover County, VA, Water & Sewer
      Systems, 5.25s, 2026                          7,000          6,544,300
    Loudoun County, VA, Sanitation, Water &
      Sewer Authority, 5.25s, 2026                  1,500          1,396,410
    Norfolk, VA, Water Rev., 5.9s, 2025             3,000          3,032,580
                                                               ---------------
                                                                $ 52,623,647
 -----------------------------------------------------------------------------
    Other - 2.5%
    Danville, VA, Industrial Development
      Authority, Industrial Development
      Rev., 8s, 2013                              $ 3,115       $  3,072,511
    Loudoun, VA, Industrial Development
      Authority, Industrial Development
      Rev., 7.125s, 2015                            4,000          3,934,520
    Pamunkey, VA, Regional Jail Authority,
      5.75s, 2018                                   2,500          2,493,525
    Virginia Peninsula Regional Jail
      Authority, Jail Facilities Rev.,
      5.5s, 2018                                    1,500          1,440,780
                                                               ---------------
                                                                $ 10,941,336
 -----------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $400,276,216)           $421,357,897
-------------------------------------------------------------  ---------------
Rights - 0.2%
    Georgia Municipal Electric Authority,
      due 2016                                    $    20       $    383,800
    State of New Jersey, "D", due 2003                  5            582,250
 -----------------------------------------------------------------------------
Total Rights (Identified Cost, $576,800)                        $    966,050
-------------------------------------------------------------  ---------------
Floating Rate Demand Notes - 1.3%
    Peninsula Ports Authority, VA (Shell
      Oil Co.), due 12/01/05                      $ 4,700       $  4,700,000
    Peninsula Ports Authority, VA (Shell
      Oil Co.), due 7/01/16                           700            700,000
 -----------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost            $  5,400,000
-------------------------------------------------------------  ---------------
Total Investments (Identified Cost, $406,253,016)               $427,723,947

Other Assets, Less Liabilities - 1.2%                              5,273,357
-----------------------------------------------------------------------------
Net Assets - 100.0%                                             $432,997,304
-------------------------------------------------------------  ---------------

See portfolio footnotes and notes to financial statements

Portfolio of Investments (Unaudited) - September 30, 1996
MFS WEST VIRGINIA MUNICIPAL BOND FUND

Municipal Bonds - 97.3

                                             Principal Amount
    Issuer                                     (000 Omitted)      Value
 ---------------------------------------------------------------------------
    General Obligation - 10.0%
    Cabell, WV, Board of Education, MBIA,
      6s, 2006                                    $  500       $   531,315
    Charleston, WV, Public Improvement,
      7.2s, 2008                                   1,240         1,423,768
    Charleston, WV, Public Improvement,
      7.2s, 2009                                   1,140         1,306,223
    Jefferson County, WV, Board of
      Education, 6.85s, 2009                       1,680         1,884,725
    Monongalia County, WV, Board of
      Education, MBIA, 7s, 2005                      500           562,475
    Ohio County, WV, Board of Education,
      MBIA, 5.25s, 2018                            1,180         1,137,013
    State of West Virginia, FGIC, 5.25s,
      2026                                         5,000         4,699,500
    State of West Virginia, Water
      Development Authority Rev., FSA,
      6.2s, 2024                                   3,000         3,119,190
                                                               -------------
                                                               $14,664,209
 ---------------------------------------------------------------------------
    State and Local Appropriation - 6.0%
    West Virginia Building Commission,
      Lease Rev. (West Virginia Regional
      Jail), MBIA, 0s, 2007                       $3,150       $ 1,738,044
    West Virginia Building Commission,
      Lease Rev. (West Virginia Regional
      Jail), MBIA, 0s, 2008                        3,050         1,574,258
    West Virginia Building Commission,
      Lease Rev. (West Virginia Regional
      Jail), MBIA, 0s, 2009                        2,500         1,189,875
    West Virginia Building Commission,
      Lease Rev. (West Virginia Regional
      Jail), MBIA, 7s, 2015                        1,000         1,086,910
    West Virginia School Building
      Authority, 6.75s, 2015                       3,000         3,189,390
                                                               -------------
                                                               $ 8,778,477
 ---------------------------------------------------------------------------
    Refunded and Special Obligations - 12.0%
    Kanawha County, WV, Building Commission
      (St. Francis Hospital), ETM, 7.5s,
      2007                                        $  265       $   301,512
    Puerto Rico Aqueduct & Sewer Authority
      Rev., 9s, 2005                               1,500         1,894,350
    Puerto Rico Electric Power Authority
      Rev., 8s, 1998                               1,000         1,084,430
    Puerto Rico Highway & Transportation
      Authority Rev., 6.625s, 2002                 1,600         1,780,256
    Puerto Rico Highway & Transportation
      Authority, Highway Rev., 6.625s, 2002          400           445,064
    South Charleston, WV, Hospital Rev.
      (Herbert J. Thomas Memorial
      Hospital), BIGI, 8s, 1998                      500           544,685
    West Virginia Hospital Finance
      Authority (Monongalia General
      Hospital), 8.6s, 1997                        1,000         1,035,180
    West Virginia Parkways, Economic
      Development & Tourism Authority,
      FGIC, 0s, 2005                               2,250         1,439,550
    West Virginia Parkways, Economic
      Development & Tourism Authority,
      FGIC, 0s, 2006                               2,500         1,505,650
    West Virginia Parkways, Economic
      Development & Tourism Authority,
      FGIC, 0s, 2007                               2,000         1,125,720
    West Virginia Parkways, Economic
      Development & Tourism Authority,
      FGIC, 0s, 2008###                              610           327,356

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                             Principal Amount
    Issuer                                     (000 Omitted)      Value
 ---------------------------------------------------------------------------

    Refunded and Special Obligations - continued
    West Virginia Water Development
      Authority, 8.125s, 1998                     $1,750       $ 1,915,463
    West Virginia Water Development
      Authority, 8.125s, 1998                      2,015         2,205,518
    West Virginia Water Development
      Authority, 8.625s, 1998                        750           828,292
    West Virginia Water Development
      Authority, 7.4s, 2001                          750           852,338
    West Virginia Water Development
      Authority, 7.1s, 2009                          250           285,870
                                                               -------------
                                                               $17,571,234
 ---------------------------------------------------------------------------
    Electric and Gas Utility Revenue - 11.4%
    Marshall County, WV, Pollution Control
      Rev. (Ohio Power Co.), 6.85s, 2022          $2,000       $ 2,119,760
    Marshall County, WV, Pollution Control
      Rev. (Ohio Power Co.), MBIA, 6.85s,
      2022                                         3,150         3,386,974
    Mason County, WV, Pollution Control
      Rev. (Appalachian Power), MBIA, 6.6s,
      2022                                         7,000         7,400,400
    McDowell County, WV, Industrial
      Development Rev. (War Telephone Co.),
      13.5s, 2001                                    365           365,493
    Putnam County, WV, Pollution Control
      Rev. (Appalachian Power Co.), MBIA,
      6.6s, 2019                                   3,200         3,392,416
                                                               -------------
                                                               $16,665,043
 ---------------------------------------------------------------------------
    Health Care Revenue - 9.5%
    Berkeley County, WV, Building
      Commission, Hospital Rev. (City
      Hospital Project), 6.5s, 2022               $2,500       $ 2,506,025
    Hampshire County, WV, First Mortgage
      Rev. (Romney Health Care), 9.5s, 2022        1,280         1,311,847
    Monongalia County, WV, Health
      Facilities Rev. (Beverly Enterprises,
      Inc.), 10s, 2007                               865           944,718
    West Virginia Hospital Finance
      Authority (Charleston Area Medical
      Center), 6.5s, 2023                          2,000         2,078,840
    West Virginia Hospital Finance
      Authority (Fairmont General
      Hospital), 6.625s, 2019                      2,000         1,928,120
    West Virginia Hospital Finance
      Authority (Logan General Hospital),
      7.25s, 2020                                  5,000         5,061,150
                                                               -------------
                                                               $13,830,700
 ---------------------------------------------------------------------------
    Industrial Revenue (Corporate Guarantee) - 17.6%
    Braxton County, WV, Solid Waste
      Disposal (Weyerhaeuser), 6.5s, 2025         $2,000       $ 2,048,520
    Jackson County, WV, Pollution Control
      Rev. (Kaiser Aluminum & Chemical
      Corp.), 6.5s, 2008                           1,345         1,303,426
    Kanawha County, WV, Commercial
      Development Rev. (Kroger Co.), 8s,
      2011                                         1,000         1,075,570
    Kanawha County, WV, Commercial
      Development Rev. (May Dept. Stores
      Co.), 6.5s, 2003                             3,000         3,251,580
    Kanawha County, WV, Pollution Control
      Rev. (Union Carbide Corp.), 8s, 2020         2,000         2,171,640
    Monongalia County, WV, Commercial
      Development Rev. (Kroger Co.), 7.7s,
      2012                                         2,000         2,131,940
    Ohio County, WV, Industrial Development
      Rev. (Kroger Co.), 8.125s, 2011              2,000         2,163,300

                                      20

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                             Principal Amount
    Issuer                                     (000 Omitted)      Value
 ---------------------------------------------------------------------------
    Industrial Revenue
      (Corporate Guarantee) - continued
    Pleasants County, WV, Pollution Control
      Rev. (West Penn Power), AMBAC, 6.15s,
      2015                                        $5,250       $  5,441,520
    Putnam County, WV, Industrial
      Development Rev. (Rite Aid Corp.),
      10.375s, 2002                                  590            598,490
    South Charleston, WV, Pollution Control
      Rev. (Union Carbide Corp.), 7.625s,
      2005                                         2,500          2,849,775
    Wierton, WV, Pollution Control Rev.
      (Weirton Steel), 8.625s, 2014                2,550          2,655,825
                                                               -------------
                                                               $ 25,691,586
 ---------------------------------------------------------------------------
    Insured Health Care Revenue - 7.3%
    Monongalia County, WV, Building
      Commission, Hospital Rev. (Monongalia
      General Hospital), MBIA, 6.625s, 2011       $1,000       $  1,068,630
    West Virginia Hospital Finance
      Authority (Cabell Huntington
      Hospital), AMBAC, 6.25s, 2019                5,000          5,243,650
    West Virginia Hospital Finance
      Authority (West Virginia University
      Hospital, Inc.), MBIA, 5s, 2016              2,000          1,793,800
    West Virginia Hospital Finance
      Authority (West Virginia University
      Medical Corp.), MBIA, 7.875s, 2007           1,500          1,582,425
    West Virginia Hospital Finance
      Authority (West Virginia University
      Medical Corp.), MBIA, 7.875s, 2018           1,000          1,060,600
                                                               -------------
                                                               $ 10,749,105
 ---------------------------------------------------------------------------
    Multi-Family Housing Revenue - 1.0%
    Huntington, WV, Housing Corp.,
      Multi-Family Rev., FNMA, 7.5s, 2024         $  800       $    839,752
    Webster County, WV, Housing Development
      Rev. (Circlebrook), 6.35s, 2008                555            563,486
                                                               -------------
                                                               $  1,403,238
 ---------------------------------------------------------------------------
    Single Family Housing Revenue - 8.1%
    Berkeley, Brooke & Fayette Counties,
      WV, FGIC, 9.1s, 2011                        $   70       $     71,899
    Berkeley County, WV, Residential
      Mortgage Rev., 7.875s, 2012                    305            312,536
    Charles Town, WV, Residential Mortgage
      Rev., 6.2s, 2011                               845            853,306
    Mason County, WV, Rev., 0s, 2014               1,700            440,215
    West Virginia Housing Development Fund,
      7.85s, 2014                                    840            864,074
    West Virginia Housing Development Fund,
      0s, 2015                                       790            111,983
    West Virginia Housing Development Fund,
      7.95s, 2017                                  1,810          1,885,622
    West Virginia Housing Development Fund,
      7.2s, 2018                                   5,000          5,245,750
    West Virginia Housing Development Fund,
      7.2s, 2020                                   2,000          2,098,300
                                                               -------------
                                                               $ 11,883,685
 ---------------------------------------------------------------------------
    Turnpike Revenue - 2.0%
    West Virginia Parkways, Economic
      Development & Tourism Authority,
      FGIC, 0s, 2006                              $1,885       $  1,112,131
    West Virginia Parkways, Economic
      Development & Tourism Authority,
      FGIC, 7.452s, 2019++++                       1,800          1,740,258
                                                               -------------
                                                               $  2,852,389
 ---------------------------------------------------------------------------

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                             Principal Amount
    Issuer                                     (000 Omitted)      Value
 ---------------------------------------------------------------------------
    Universities - 0.7%
    West Virginia University Rev. (West
      Virginia University Dormitory
      Project), MBIA, 6.75s, 2017                 $1,000       $  1,065,930
 ---------------------------------------------------------------------------
    Water and Sewer Utility Revenue - 10.2%
    Beckley, WV, Industrial Development
      Rev. (Beckley Water Co.), 7s, 2017          $2,000       $  2,135,040
    Berkeley County, WV, Public Service
      Sewer, MBIA, 5.625s, 2019                      500            493,965
    Charleston, WV, Sewer Rev., MBIA, 6.5s,
      2017                                         2,260          2,417,138
    Greenbrier, WV, Public Service, MBIA,
      5.625s, 2019                                   500            492,080
    Parkersburg, WV, Waterworks & Sewer,
      FSA, 5.8s, 2019                              2,500          2,507,375
    West Virginia Water Development
      Authority, 7.625s, 2009                        500            563,935
    West Virginia Water Development
      Authority, 5.25s, 2035                       2,000          1,825,180
    West Virginia Water Development
      Authority, CGIC, 7.5s, 2009                  1,100          1,182,643
    West Virginia Water Development
      Authority, FSA, 5s, 2018                     1,270          1,136,929
    West Virginia Water Development
      Authority, FSA, 5.625s, 2033                 2,300          2,232,518
                                                               -------------
                                                               $ 14,986,803
 ---------------------------------------------------------------------------
    Other - 1.5%
    West Virginia Hospital Finance
      Authority (General Division Medical
      Building), 7.25s, 2014                      $2,000       $  2,193,380
 ---------------------------------------------------------------------------
Total Municipal Bonds
    (Identified Cost, $133,910,742)                            $142,335,779
-------------------------------------------------------------  -------------
Floating Rate Demand Notes - 0.5%
    Lincoln County, WY, Pollution Control
      (Exxon), due 11/01/14                       $  600       $    600,000
    Uinta County, WY, Pollution Control
      Rev. (Chevron), due 8/15/20                    200            200,000
 ---------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost           $    800,000
-------------------------------------------------------------  -------------
Total Investments (Identified Cost, $134,710,742)              $143,135,779

Other Assets, Less Liabilities - 2.2%                             3,185,290
----------------------------------------------------------------------------
Net Assets - 100.0%                                            $146,321,069
-------------------------------------------------------------  -------------

See portfolio footnotes and notes to financial statements


Portfolio Footnotes:
  ** Non-income producing security - in default.
 (S) Indexed security.
  ++ Security valued by or at the direction of the Trustees.
++++ Inverse floating rate security.
 ### Security segregated as collateral for an open futures contract.

Financial Statements

Statements of Assets and Liabilities (Unaudited)

                            Mississippi      New York      North Carolina   Pennsylvania
September 30, 1996             Fund            Fund             Fund            Fund
-----------------------------------------------------------------------------------------
Assets:
 Investments -
  Identified cost           $80,496,311    $146,343,563     $412,495,007    $41,629,930
  Unrealized appreciation     3,226,434       8,474,967       24,676,050        509,880
                           --------------------------------------------------------------
    Total, at value         $83,722,745    $154,818,530     $437,171,057    $42,139,810
 Cash                            47,265          85,423          --              29,469
 Receivable for Fund
  shares sold                   288,824         161,650          328,110         60,335
 Receivable for
  investments sold               --           1,277,909          100,000        506,314
 Receivable for daily
  variation margin on
   open futures contracts        36,562          56,250          112,500         26,719
 Interest receivable          1,557,604       2,341,493        7,640,576        673,781
 Deferred organization
  expenses                        2,992         --               --               2,355
 Other assets                       965           1,846            5,017            455
                           --------------------------------------------------------------
    Total assets            $85,656,957    $158,743,101     $445,357,260    $43,439,238
                           ==============================================================
Liabilities:
 Distributions payable      $   195,681    $    277,777     $    761,353    $    78,138
 Payable for Fund shares
  reacquired                    226,426         156,828          535,562         29,430
 Payable for investments
  purchased                     976,141       2,285,395        2,474,054        450,320
 Payable to affiliates -
  Management fee                  3,794           7,017           16,340            158
  Shareholder servicing
  agent fee                       1,101           2,070            5,651         --
  Distribution fee                3,164           4,860           15,139          3,021
 Accrued expenses and
  other liabilities              44,585          79,759        1,904,819          3,237
                           --------------------------------------------------------------
    Total liabilities       $ 1,450,892    $  2,813,706     $  5,712,918    $   564,304
                           --------------------------------------------------------------
Net assets                  $84,206,065    $155,929,395     $439,644,342    $42,874,934
                           ==============================================================
Net assets consist of:
 Paid-in capital            $85,178,196    $151,669,134     $426,591,157    $43,825,531
 Unrealized appreciation
  on investments              3,034,531       8,181,328       24,088,783        331,126
 Accumulated net realized
  loss on investments        (3,950,319)     (3,536,229)     (10,064,928)    (1,287,241)
 Accumulated
  undistributed
  (distributions in
  excess of) net
  investment income             (56,343)       (384,838)        (970,670)         5,518
                           --------------------------------------------------------------
    Total                   $84,206,065    $155,929,395     $439,644,342    $42,874,934
                           ==============================================================
Shares of beneficial
  interest outstanding:
 Class A                      7,688,173      12,027,155       33,746,652      1,884,701
 Class B                      1,235,178       2,548,049        3,047,292      2,668,203
 Class C                         --             --               866,319         --
                           --------------------------------------------------------------
    Total shares of
  beneficial interest
      outstanding             8,923,351      14,575,204       37,660,263      4,552,904
                           ==============================================================
Net assets:
 Class A                    $72,540,752    $128,674,963     $393,977,275    $17,726,293
 Class B                     11,665,313      27,254,432       35,559,430     25,148,641
 Class C                         --             --            10,107,637         --
                           --------------------------------------------------------------
    Total net assets        $84,206,065    $155,929,395     $439,644,342    $42,874,934
                           ==============================================================
Class A shares:
 Net asset value per
  share (net assets /
  shares of beneficial
  interest outstanding)        $9.44          $10.70           $11.67          $9.41
                           --------------------------------------------------------------
 Offering price per share
  (100/95.25 of net
   asset value per share)      $9.91          $11.23           $12.25          $9.88
                           ==============================================================
Class B shares:
 Net asset value and
  offering price per
  share (net assets /
  shares of beneficial
  interest outstanding)        $9.44          $10.70           $11.67          $9.43
                           ==============================================================
Class C shares:
 Net asset value and
  offering price per
  share (net assets /
  shares of beneficial
  interest outstanding)         --              --             $11.67            --
                           ==============================================================

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

See notes to financial statements

                            South Carolina     Tennessee       Virginia      West Virginia
September 30, 1996               Fund            Fund            Fund             Fund
-------------------------------------------------------------------------------------------
Assets:
 Investments -
  Identified cost            $167,330,875    $116,641,093    $406,253,016     $134,710,742
  Unrealized appreciation       9,505,791       5,551,442      21,470,931        8,425,037
                          ---------------- ---------------  ---------------  ---------------
    Total, at value          $176,836,666    $122,192,535    $427,723,947     $143,135,779
 Cash                               9,975          46,351           8,519           79,935
 Receivable for Fund
  shares sold                      79,040         363,615         285,132          131,983
 Receivable for
  investments sold                 39,191          45,425       2,007,573          796,374
 Receivable for daily
  variation margin on
   open futures contracts          36,562          22,500         182,813           14,062
 Interest receivable            2,876,048       1,755,701       7,208,012        2,954,852
 Other assets                       2,063           1,370           5,076            1,584
                          ---------------- ---------------  ---------------  ---------------
    Total assets             $179,879,545    $124,427,497    $437,421,072     $147,114,569
                          ================ ===============  ===============  ===============
Liabilities:
 Distributions payable       $    344,626    $    266,396    $    968,200     $    295,908
 Payable for Fund shares
  reacquired                      222,037              64         359,897          387,206
 Payable for investments
  purchased                       --              --            2,939,123          --
 Payable to affiliates -
  Management fee                    6,619           4,573          16,048            6,616
  Shareholder servicing
  agent fee                         2,322           1,603           3,773            1,882
  Distribution fee                  6,225           4,292          19,081            4,924
 Accrued expenses and
  other liabilities               105,451          72,999         117,646           96,964
                          ---------------- ---------------  ---------------  ---------------
    Total liabilities        $    687,280    $    349,927    $  4,423,768     $    793,500
                          ---------------- ---------------  ---------------  ---------------
Net assets                   $179,192,265    $124,077,570    $432,997,304     $146,321,069
                          ================ ===============  ===============  ===============
Net assets consist of:
 Paid-in capital             $173,071,223    $119,899,684    $425,507,393     $142,294,041
 Unrealized appreciation
  on investments                9,261,180       5,400,912      21,019,753        8,385,426
 Accumulated net realized
  loss on investments          (2,838,392)     (1,085,995)    (12,210,096)      (3,913,133)
 Accumulated
  distributions in excess
  of net investment
  income                         (301,746)       (137,031)     (1,319,746)        (445,265)
                          ---------------- ---------------  ---------------  ---------------
    Total                    $179,192,265    $124,077,570    $432,997,304     $146,321,069
                          ================ ===============  ===============  ===============
Shares of beneficial
  interest outstanding:
 Class A                       13,249,913      10,624,917      35,645,361       11,705,329
 Class B                        1,684,352       1,345,988       2,712,901        1,177,702
 Class C                          --              --              309,915          --
                          ---------------- ---------------  ---------------  ---------------
    Total shares of
  beneficial interest
      outstanding              14,934,265      11,970,905      38,668,177       12,883,031
                          ---------------- ---------------  ---------------  ---------------
Net assets:
 Class A                     $158,984,764    $110,133,381    $399,157,794     $132,948,892
 Class B                       20,207,501      13,944,189      30,369,641       13,372,177
 Class C                          --              --            3,469,869          --
                          ---------------- ---------------  ---------------  ---------------
    Total net assets         $179,192,265    $124,077,570    $432,997,304     $146,321,069
                          ================ ===============  ===============  ===============
Class A shares:
 Net asset value per
  share (net assets /
  shares of beneficial
  interest outstanding)         $12.00          $10.37          $11.20           $11.36
                          ---------------- ---------------  ---------------  ---------------
 Offering price per share
  (100/95.25 of net
   asset value per share)       $12.60          $10.89          $11.76           $11.93
                          ================ ===============  ===============  ===============
Class B shares:
 Net asset value and
  offering price per
  share (net assets /
  shares of beneficial
  interest outstanding)         $12.00          $10.36          $11.19           $11.35
                          ================ ===============  ===============  ===============
Class C shares:
 Net asset value and
  offering price per
  share (net assets /
  shares of beneficial
  interest outstanding)           --               --           $11.20             --
                          ================ ===============  ===============  ===============



On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.


See notes to financial statements

Statements of Operations (Unaudited)

 Six Months Ended          Mississippi      New York      North Carolina   Pennsylvania
September 30, 1996             Fund           Fund             Fund            Fund
----------------------------------------------------------------------------------------
Net investment income:
 Interest income            $2,558,053    $ 4,997,576      $13,788,399      $1,254,632
                          ------------- --------------- ----------------   --------------
 Expenses -
  Management fee            $  233,216    $   435,537      $ 1,218,813      $  118,832
  Trustees' compensation         8,573          9,485            9,664           8,734
  Shareholder servicing
  agent fee (Class A)           55,770         97,947          299,966          13,825
  Shareholder servicing
  agent fee (Class B)           12,971         30,560           38,293          27,253
  Shareholder servicing
  agent fee (Class C)               --             --            7,319              --
  Distribution and
  service fee (Class A)             --        163,244          699,921          --
  Distribution and
  service fee (Class B)         47,711        138,909          174,060          98,254
  Distribution and
  service fee (Class C)             --             --           48,792              --
  Custodian fee                 17,809         30,140           67,113           9,842
  Printing                       5,895          9,407           29,283           4,897
  Postage                        3,391          2,815           11,674           2,632
  Auditing fees                 19,026         22,263           25,838          13,770
  Legal fees                     1,055            870            6,939           2,141
  Amortization of
  organization expenses          1,784         --               --                 881
  Miscellaneous                 28,260         38,243          109,295          14,811
                          ------------- --------------- ----------------   --------------
    Total expenses          $  435,461    $   979,420      $ 2,746,970      $  315,872
  Fees paid indirectly          (3,002)        (6,168)         (24,685)         (3,205)
  Preliminary reduction
  of expenses by
    investment adviser
  and distributor               (9,454)        --              (71,549)       (191,922)
                          ------------- --------------- ----------------   --------------
    Net expenses            $  423,005    $   973,252      $ 2,650,736      $  120,745
                          ------------- --------------- ----------------   --------------
     Net investment
       income               $2,135,048    $ 4,024,324      $11,137,663      $1,133,887
                          ------------- --------------- ----------------   --------------
Realized and unrealized
  gain (loss) on
  investments:
 Realized gain (loss)
  (identified cost
  basis) -
  Investment transactions   $ (121,640)   $(1,364,422)     $  (552,376)     $   75,617
  Futures contracts            325,568        576,804        1,122,892          40,320
                          ------------- --------------- ----------------   --------------
    Net realized gain
  (loss) on investments     $  203,928    $  (787,618)     $   570,516      $  115,937
                          ------------- --------------- ----------------   --------------
 Change in unrealized
  appreciation
  (depreciation) -
  Investments               $  738,411    $ 1,420,010      $ 3,803,243      $  298,411
  Futures contracts           (164,390)      (238,614)        (446,647)       (210,777)
                          ------------- --------------- ----------------   --------------
    Net unrealized gain
     on investments         $  574,021    $ 1,181,396      $ 3,356,596      $   87,634
                          ------------- --------------- ----------------   --------------
     Net realized and
      unrealized gain on
      investments           $  777,949    $   393,778      $ 3,927,112      $  203,571
                          ------------- --------------- ----------------   --------------
      Increase in net
       assets from
       operations           $2,912,997    $ 4,418,102      $15,064,775      $1,337,458
                          ============= =============== ================   ==============

See notes to financial statements

 Six Months Ended            South Carolina    Tennessee       Virginia      West Virginia
September 30, 1996                Fund            Fund           Fund            Fund
-------------------------------------------------------------------------------------------
Net investment income:
 Interest income               $5,719,711      $3,919,125     $14,008,841     $ 4,692,691
                            ---------------- ------------- ---------------  ---------------
 Expenses -
  Management fee               $  498,381      $  338,967     $ 1,203,288     $   399,534
  Trustees' compensation            9,664           9,349           6,965           9,965
  Shareholder servicing
  agent fee (Class A)             121,955          82,891         304,905          99,228
  Shareholder servicing
  agent fee (Class B)              21,074          14,419          31,764          14,278
  Shareholder servicing
  agent fee (Class C)              --                  --           2,581          --
  Distribution and service
  fee (Class A)                   284,561         193,413         711,444         231,533
  Distribution and service
  fee (Class B)                    95,791          65,542         144,382          64,902
  Distribution and service
  fee (Class C)                    --              --              17,209          --
  Custodian fee                    42,880          24,634          90,341          35,492
  Printing                         10,691           8,410           5,228           9,091
  Postage                           7,643           3,781          11,144           9,228
  Auditing fees                    15,417          15,951          15,887          14,888
  Legal fees                        5,672           1,247           3,368           5,672
  Miscellaneous                    42,719          15,792          83,376          32,932
                            ---------------- ------------- ---------------  ---------------
    Total expenses             $1,156,448      $  774,396     $ 2,631,882     $   926,743
  Fees paid indirectly             (9,023)         (9,404)        (71,414)         (6,302)
  Preliminary reduction of
  expenses by   investment
  adviser and distributor         (29,078)        (20,070)        (34,542)         --
                            ---------------- ------------- ---------------  ---------------
    Net expenses               $1,118,347      $  744,922     $ 2,525,926     $   920,441
                            ---------------- ------------- ---------------  ---------------
     Net investment income     $4,601,364      $3,174,203     $11,482,915     $ 3,772,250
                            ---------------- ------------- ---------------  ---------------
Realized and unrealized
  gain (loss) on
  investments:
 Realized gain (loss)
  (identified cost basis) -
  Investment transactions      $ (100,063)     $  (21,798)    $(2,576,303)    $(1,042,744)
  Futures contracts                28,551         (47,923)        779,890          (9,554)
                            ---------------- ------------- ---------------  ---------------
    Net realized loss on
  investments                  $  (71,512)     $  (69,721)    $(1,796,413)    $(1,052,298)
                            ---------------- ------------- ---------------  ---------------
 Change in unrealized
  appreciation
  (depreciation) -
  Investments                  $  721,832      $ (229,625)    $ 1,433,280     $ 1,378,948
  Futures contracts              (244,611)       (150,530)       (385,150)        (15,734)
                            ---------------- ------------- ---------------  ---------------
    Net unrealized gain
     (loss) on
     investments               $  477,221      $ (380,155)    $ 1,048,130     $ 1,363,214
                            ---------------- ------------- ---------------  ---------------
     Net realized and
      unrealized gain (loss)
      on investments           $  405,709      $ (449,876)    $  (748,283)    $   310,916
                            ---------------- ------------- ---------------  ---------------
      Increase in net
       assets from
       operations              $5,007,073      $2,724,327     $10,734,632     $ 4,083,166
                            ================ ============= ===============  ===============

See notes to financial statements

Statements of Changes in Net Assets (Unaudited)

 Six Months Ended             Mississippi       New York      North Carolina   Pennsylvania
September 30, 1996                Fund            Fund             Fund            Fund
---------------------------------------------------------------------------------------------
Increase (decrease) in net
  assets:
From operations -
 Net investment income        $ 2,135,048     $  4,024,324    $  11,137,663     $ 1,133,887
 Net realized gain (loss)
  on investments                  203,928         (787,618)         570,516         115,937
 Net unrealized gain on
  investments                     574,021        1,181,396        3,356,596          87,634
                            --------------- --------------- ----------------   ---------------
   Increase in net assets
  from operations             $ 2,912,997     $  4,418,102    $  15,064,775     $ 1,337,458
                            --------------- --------------- ----------------   ---------------
Distributions declared to
  shareholders -
 From net investment income
  (Class A)                   $(1,886,176)    $ (3,374,636)   $ (10,104,695)    $  (535,590)
 From net investment income
  (Class B)                      (248,872)        (603,920)        (754,028)       (620,797)
 From net investment income
  (Class C)                        --              --              (214,579)         --
 In excess of net
  investment income (Class
  A)                              (20,342)         --               --               --
 In excess of net
  investment income (Class
  B)                               (2,997)         --               --               --
                            --------------- --------------- ----------------   ---------------
   Total distributions
  declared to shareholders    $(2,158,387)    $ (3,978,556)   $ (11,073,302)    $(1,156,387)
                            --------------- --------------- ----------------   ---------------
Fund share (principal)
  transactions -
 Net proceeds from sale of
  shares                      $ 3,634,991     $ 10,065,342    $  80,287,626     $ 4,508,605
 Net asset value of shares
  issued to shareholders in
   reinvestment of
  distributions                   947,728        2,307,842        6,417,332         698,130
 Cost of shares reacquired     (7,041,629)     (19,399,807)    (103,597,641)     (4,712,808)
                            --------------- --------------- ----------------   ---------------
   Increase (decrease) in
    net assets from Fund
    share transactions        $(2,458,910)    $ (7,026,623)   $ (16,892,683)    $   493,927
                            --------------- --------------- ----------------   ---------------
    Total increase
     (decrease) in net
     assets                   $(1,704,300)    $ (6,587,077)   $ (12,901,210)    $   674,998
Net assets:
 At beginning of period        85,910,365      162,516,472      452,545,552      42,199,936
                            --------------- --------------- ----------------   ---------------
 At end of period             $84,206,065     $155,929,395    $ 439,644,342     $42,874,934
                            --------------- --------------- ----------------   ---------------
Accumulated undistributed
  (distributions in excess
  of) net investment income
  included in net assets at
  end of period               $   (56,343)    $   (384,838)   $    (970,670)    $     5,518
                            =============== =============== ================   ===============

Statements of Changes in Net Assets (Unaudited)

 Six Months Ended            South Carolina      Tennessee        Virginia       West Virginia
September 30, 1996                Fund             Fund             Fund              Fund
 ------------------------------------------------------------------------------------------------
Increase (decrease) in net
  assets:
From operations -
 Net investment income        $  4,601,364     $  3,174,203    $  11,482,915      $  3,772,250
 Net realized loss on
  investments                      (71,512)         (69,721)      (1,796,413)       (1,052,298)
 Net unrealized gain (loss)
  on investments                   477,221         (380,155)       1,048,130         1,363,214
                            ---------------- --------------- ----------------   -----------------
   Increase in net assets
    from operations           $  5,007,073     $  2,724,327    $  10,734,632      $  4,083,166
                            ---------------- --------------- ----------------   -----------------
Distributions declared to
  shareholders -
 From net investment income
  (Class A)                   $ (4,153,467)    $ (2,844,933)   $ (10,606,618)     $ (3,477,788)
 From net investment income
  (Class B)                       (420,101)        (290,263)        (649,467)         (294,270)
 From net investment income
  (Class C)                        --               --               (78,666)          --
                            ---------------- --------------- ----------------   -----------------
   Total distributions
    declared to shareholders  $ (4,573,568)    $ (3,135,196)   $ (11,334,751)     $ (3,772,058)
                            ---------------- --------------- ----------------   -----------------
Fund share (principal)
  transactions -
 Net proceeds from sale of
  shares                      $  6,580,481     $  6,742,619    $  86,230,042      $  5,127,024
 Net asset value of shares
  issued to shareholders in
   reinvestment of
  distributions                  2,497,121        1,531,887        5,543,265         2,004,714
 Cost of shares reacquired     (15,539,492)      (6,531,842)    (108,370,158)       (8,282,258)
                            ---------------- --------------- ----------------   -----------------
   Increase (decrease) in
     net assets from Fund
     share transactions       $ (6,461,890)    $  1,742,664    $ (16,596,851)     $ (1,150,520)
                            ---------------- --------------- ----------------   -----------------
    Total increase
     (decrease) in net
     assets                   $ (6,028,385)    $  1,331,795    $ (17,196,970)     $   (839,412)
Net assets:
 At beginning of period        185,220,650      122,745,775      450,194,274       147,160,481
                            ---------------- --------------- ----------------   -----------------
 At end of period             $179,192,265     $124,077,570    $ 432,997,304      $146,321,069
                            ---------------- --------------- ----------------   -----------------
Accumulated distributions
  in excess of net
  investment income
  included in net assets at
  end of period               $   (301,746)    $   (137,031)   $  (1,319,746)     $   (445,265)
                            ================ =============== ================   =================

See notes to financial statements

Statements of Changes in Net Assets

 Year Ended                   Mississippi       New York      North Carolina   Pennsylvania
March 31, 1996                    Fund            Fund             Fund            Fund
---------------------------------------------------------------------------------------------
Increase (decrease) in net
  assets:
From operations -
 Net investment income        $  4,874,834    $  8,386,733    $  22,978,702     $ 2,103,242
 Net realized gain (loss)
  on investments                  (468,604)      4,046,405        4,503,226        (391,379)
 Net unrealized gain (loss)
  on investments                 2,480,286        (907,958)       1,749,598         786,766
                            --------------- --------------- ----------------   ---------------
   Increase in net assets
    from operations           $  6,886,516    $ 11,525,180    $  29,231,526     $ 2,498,629
                            --------------- --------------- ----------------   ---------------
Distributions declared to
  shareholders -
 From net investment income
  (Class A)                   $ (4,360,203)   $ (7,263,571)   $ (21,314,451)    $  (990,676)
 From net investment income
  (Class B)                       (514,631)     (1,123,162)      (1,292,311)     (1,117,148)
 From net investment income
  (Class C)                        --              --              (371,940)         --
 In excess of net
  investment income (Class
  A)                               (11,291)        (76,432)         (76,544)         --
 In excess of net
  investment income (Class
  B)                                (1,333)        (11,819)          (4,641)         --
 In excess of net
  investment income (Class
  C)                               --              --                (1,336)         --
                            --------------- --------------- ----------------   ---------------
   Total distributions
    declared to shareholders  $ (4,887,458)   $ (8,474,984)   $ (23,061,223)    $(2,107,824)
                            --------------- --------------- ----------------   ---------------
Fund share (principal)
  transactions -
 Net proceeds from sale of
  shares                      $ 10,936,455    $ 34,552,591    $  97,550,746     $ 6,446,099
 Issued in connection with
  the acquisition of the
   Advantage Fund                  --           14,684,566          --           14,818,825
 Net asset value of shares
  issued to shareholders in
  reinvestment of
  distributions                  2,349,051       5,133,804       13,374,416       1,301,093
 Cost of shares reacquired     (17,836,086)    (53,386,143)    (128,090,675)     (4,865,944)
                            --------------- --------------- ----------------   ---------------
   Increase (decrease) in
    net assets from Fund
    share transactions        $ (4,550,580)   $    984,818    $ (17,165,513)    $17,700,073
                            --------------- --------------- ----------------   ---------------
    Total increase
     (decrease) in net assets $ (2,551,522)   $  4,035,014    $ (10,995,210)    $18,090,878
Net assets:
 At beginning of period         88,461,887     158,481,458      463,540,762      24,109,058
                            --------------- --------------- ----------------   ---------------
 At end of period             $ 85,910,365    $162,516,472    $ 452,545,552     $42,199,936
                            --------------- --------------- ----------------   ---------------
Accumulated undistributed
  (distributions in excess
  of) net investment income
  included in net assets at
  end of period               $    (33,004)   $   (430,606)   $  (1,035,031)    $    28,022
                            =============== =============== ================   ===============

Statements of Changes in Net Assets

 Year Ended                  South Carolina      Tennessee        Virginia      West Virginia
March 31, 1996                    Fund             Fund             Fund             Fund
----------------------------------------------------------------------------------------------
Increase (decrease) in net
  assets:
From operations -
 Net investment income        $  9,387,094     $  6,446,216    $  23,707,705     $  7,530,240
 Net realized gain (loss)
  on investments                   (27,045)         870,217        3,901,116          207,892
 Net unrealized gain on
  investments                    1,723,191          888,249        1,645,937        1,172,683
                            ---------------- --------------- ----------------   ---------------
   Increase in net assets
    from operations           $ 11,083,240     $  8,204,682    $  29,254,758     $  8,910,815
                            ---------------- --------------- ----------------   ---------------
Distributions declared to
  shareholders -
 From net investment income
  (Class A)                   $ (8,720,747)    $ (5,935,131)   $ (22,461,025)    $ (6,996,162)
 From net investment income
  (Class B)                       (666,347)        (511,085)      (1,128,382)        (534,078)
 From net investment income
  (Class C)                        --               --              (118,298)         --
 In excess of net
  investment income (Class
  A)                                (7,833)         (26,378)        (205,431)         (26,236)
 In excess of net
  investment income (Class
  B)                                  (598)          (2,271)         (10,320)          (2,003)
 In excess of net
  investment income (Class
  C)                               --               --                (1,082)         --
                            ---------------- --------------- ----------------   ---------------
   Total distributions
  declared to shareholders    $ (9,395,525)    $ (6,474,865)   $ (23,924,538)    $ (7,558,479)
                            ---------------- --------------- ----------------   ---------------
Fund share (principal)
  transactions -
 Net proceeds from sale of
  shares                      $ 19,862,472     $  9,264,655    $  92,397,697     $ 17,491,754
 Net asset value of shares
  issued to shareholders
  in reinvestment of
  distributions                  5,148,735        3,118,511       12,033,414        4,098,096
 Cost of shares reacquired     (25,486,913)     (18,945,783)    (114,561,422)     (13,443,792)
                            ---------------- --------------- ----------------   ---------------
   Increase (decrease) in
    net assets from Fund
    share transactions        $   (475,706)    $ (6,562,617)   $ (10,130,311)    $  8,146,058
                            ---------------- --------------- ----------------   ---------------
    Total increase
    (decrease) in net assets  $  1,212,009     $ (4,832,800)   $  (4,800,091)    $  9,498,394
Net assets:
 At beginning of period        184,008,641      127,578,575      454,994,365      137,662,087
                            ---------------- --------------- ----------------   ---------------
 At end of period             $185,220,650     $122,745,775    $ 450,194,274     $147,160,481
                            ---------------- --------------- ----------------   ---------------
Accumulated undistributed
  (distributions in excess
  of) net investment income
  included in net assets at
  end of period               $   (329,568)    $   (176,038)   $  (1,467,910)    $   (445,457)
                            ================ =============== ================   ===============

See notes to financial statements

Financial Highlights

                                  Mississippi Fund
 ----------------------------------------------------------------------------------------------------
                               Six Months                           Two Months
                                  Ended            Year Ended         Ended          Year Ended
                              September 30,        March 31,        March 31,        January 31,
 ----------------------------------------------------------------------------------------------------
                                  1996          1996       1995        1994        1994      1993*
 ----------------------------------------------------------------------------------------------------
                               (Unaudited)
 ----------------------------------------------------------------------------------------------------
                                 Class A
 ----------------------------------------------------------------------------------------------------
Per share data (for a share
outstanding throughout each
period):
Net asset value - beginning
  of period                        $9.35         $9.15      $9.19       $10.00     $9.38       $9.53
                                --------      --------   --------     --------  --------    --------
Income from investment
  operations# -
 Net investment income(S)          $0.24         $0.52      $0.54        $0.09     $0.55       $0.24
 Net realized and
  unrealized gain (loss) on
   investments                      0.09          0.20     (0.01)       (0.81)      0.62      (0.15)
                                --------      --------   --------     --------  --------    --------
  Total from investment
  operations                       $0.33         $0.72      $0.53      $(0.72)     $1.17       $0.09
                                --------      --------   --------     --------  --------    --------
Less distributions declared
  to shareholders -
 From net investment
  income++++                     $(0.24)       $(0.52)    $(0.54)      $(0.09)   $(0.55)     $(0.24)
 From net realized gain on
  investments++++++                --             --         0.00       --          --         --
 In excess of net realized
  gain on investments              --             --       (0.03)       --          --         --
                                --------      --------   --------     --------  --------    --------
  Total distributions
  declared to shareholders       $(0.24)       $(0.52)    $(0.57)      $(0.09)   $(0.55)     $(0.24)
                                --------      --------   --------     --------  --------    --------
Net asset value - end of
  period                           $9.44         $9.35      $9.15        $9.19    $10.00       $9.38
                                ========      ========   ========     ========  ========    ========
Total return++                  3.63%+++         7.99%      6.08%   (7.20)%+++    12.80%    5.00%+++
Ratios (to average net assets)/
  Supplemental data(S):
 Expenses##                       0.88%+         0.45%      0.22%       0.10%+     0.03%      0.00%+
 Net investment income            5.16%+         5.51%      5.99%       5.69%+     5.68%      5.59%+
Portfolio turnover                   10%           31%        47%           2%       28%         14%
Net assets at end of period
  (000 omitted)                  $72,541       $74,435    $79,033      $79,541   $84,177     $41,212

     *For the period from the commencement of investment operations, August 6, 1992 to January 31, 1993.

     +Annualized.

   +++Not annualized.

     #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

    ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

  ++++For the six months ended September 30, 1996, the per share distribution in excess of net investment income was $0.0026 for Class A shares. For the year ended March 31, 1996, the per share distribution in excess of net investment income was $0.0013 for Class A shares. For the year ended March 31, 1995, the per share distribution in excess of net investment income was $0.0035 for Class A shares.

++++++For the year ended March 31, 1995, the per share distribution from net realized gain on investments was $0.0016 for Class A shares.

   (S)The Adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.30% of average daily net assets for Class A shares. To the extent actual expenses were over/under these limitations, the net investment income per share and the ratios would have been:

      Net investment income        $0.24         $0.48      $0.48        $0.08     $0.45       $0.19
      Ratios (to average
      net assets):
      Expenses                    0.90%+         0.88%      0.93%       0.88%+     1.01%      1.17%+
      Net investment income       5.14%+         5.08%      5.28%       4.91%+     4.69%      4.42%+

See notes to financial statements

                                  Mississippi Fund
----------------------------------------------------------------------------------------------
                               Six Months                           Two Months
                                  Ended            Year Ended         Ended       Year Ended
                              September 30,        March 31,        March 31,     January 31,
----------------------------------------------------------------------------------------------
                                  1996          1996       1995        1994         1994**
----------------------------------------------------------------------------------------------
                               (Unaudited)
----------------------------------------------------------------------------------------------
                                 Class B
----------------------------------------------------------------------------------------------
Per share data (for a share
outstanding throughout
each period):
Net asset value - beginning
  of period                       $9.36        $9.16      $9.19        $9.99         $9.94
                               --------     --------   --------     --------      --------
Income from investment
  operations# -
 Net investment income(S)         $0.20        $0.44      $0.45        $0.07         $0.18
 Net realized and
  unrealized gain (loss) on
   investments                     0.08         0.20        --        (0.79)          0.05
                               --------     --------   --------     --------      --------
  Total from investment
  operations                      $0.28        $0.64      $0.45      $(0.72)         $0.23
                               --------     --------   --------     --------      --------
Less distributions declared
  to shareholders -
 From net investment
  income++++                    $(0.20)      $(0.44)    $(0.45)      $(0.08)       $(0.18)
 From net realized gain on
  investments++++++                --            --        0.00        --             --
 In excess of net realized
  gain on investments              --            --      (0.03)        --             --
                               --------     --------   --------     --------      --------
  Total distributions
  declared to shareholders      $(0.20)      $(0.44)    $(0.48)      $(0.08)       $(0.18)
                               --------     --------   --------     --------      --------
Net asset value - end of
  period                          $9.44        $9.36      $9.16        $9.19         $9.99
                               ========     ========   ========     ========      ========
Total return                   3.06%+++        7.11%      5.14%   (7.27)%+++      2.33%+++
Ratios (to average net assets)
 /Supplemental data(S):
 Expenses##                      1.78%+        1.28%      1.23%       1.10%+        1.06%+
 Net investment income           4.30%+        4.67%      4.97%       4.67%+        4.29%+
Portfolio turnover                  10%          31%        47%           2%           28%
Net assets at end of period
  (000 omitted)                 $11,665      $11,475     $9,429       $6,526        $6,268

    **For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.

     +Annualized.

   +++Not annualized.

     #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

  ++++For the six months ended September 30, 1996, the per share distribution in excess of net investment income was $0.0024 for Class B shares. For the year ended March 31, 1996, the per share distribution in excess of net investment income was $0.0011 for Class B shares. For the year ended March 31, 1995, the per share distribution in excess of net investment income was $0.0029 for Class B shares. For the two months ended March 31, 1994, the per share distribution in excess of net investment income was $0.002 for Class B shares.

++++++For the year ended March 31, 1995, the per share distribution from net realized gain on investments was $0.0016 for Class B shares.

   (S)The Adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.95% of average daily net assets for Class B shares. To the extent actual expenses were over/under these limitations, the net investment income per share and the ratios would have been:


      Net investment income   $  0.20       $ 0.40      $  0.38    $ 0.06    $ 0.14
      Ratios (to average
        net assets):
       Expenses                  1.79%+       1.71%        2.01%     1.95%+    2.12%+
       Net investment
         income                  4.29%+       4.24%        4.19%     3.82%+    3.23%+

See notes to financial statements

                                    New York Fund
----------------------------------------------------------------------------------------------------------
                               Six Months                              Two Months
                                  Ended             Year Ended           Ended            Year Ended
                              September 30,         March 31,          March 31,         January 31,
----------------------------------------------------------------------------------------------------------
                                  1996           1996        1995         1994        1994         1993
----------------------------------------------------------------------------------------------------------
                               (Unaudited)
----------------------------------------------------------------------------------------------------------
                                 Class A
----------------------------------------------------------------------------------------------------------
Per share data (for a share
outstanding throughout
each period):
Net asset value - beginning
  of period                     $  10.66       $10.49      $10.50        $11.34      $10.78      $10.25
                                --------     --------    --------      --------    --------    --------
Income from investment
  operations# -
 Net investment income(S)       $   0.28        $0.55       $0.56         $0.09       $0.59       $0.63
 Net realized and
  unrealized gain (loss) on
  investments                       0.03         0.17        0.05        (0.84)        0.74        0.58
                                --------     --------    --------      --------    --------    --------
  Total from investment
  operations                    $   0.31        $0.72       $0.61       $(0.75)       $1.33       $1.21
                                --------     --------    --------      --------    --------    --------
Less distributions declared
  to shareholders -
 From net investment income     $  (0.27)     $(0.55)     $(0.56)       $(0.06)     $(0.57)     $(0.65)
 From net realized gain on
  investments                      --            --          --           --         (0.17)      (0.03)
 In excess of net
  investment income++++            --            0.00      (0.01)        (0.03)      (0.03)        --
 In excess of net realized
  gain on investments              --            --        (0.05)         --           --          --
                                --------     --------    --------      --------    --------    --------
  Total distributions
  declared to shareholders      $  (0.27)     $(0.55)     $(0.62)       $(0.09)     $(0.77)     $(0.68)
                                --------     --------    --------      --------    --------    --------
Net asset value - end of
  period                        $  10.70       $10.66      $10.49        $10.50      $11.34      $10.78
                                ========     ========    ========      ========    ========    ========
Total return++                      3.00%+++     6.98%      6.03%    (6.58)%+++      12.69%      12.23%
Ratios (to average net
  assets)/Supplemental
  data(S):
 Expenses##                         1.10%+      1.10%       1.07%        1.03%+       0.93%       0.53%
 Net investment income              5.22%+      5.09%       5.43%        5.09%+       5.21%       6.16%
Portfolio turnover                    45%        102%        147%           15%         51%         61%
Net assets at end of period
  (000 omitted)                 $128,675     $134,449    $146,597      $162,621    $184,523    $135,749

     +Annualized.

   +++Not annualized.

     #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

    ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

  ++++For the year ended March 31, 1996, the per share distribution in excess of net investment income for Class A shares was $0.0058.

   (S)The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:

      Net investment income        --       $0.54      $0.55    $0.07    $0.56    $0.57
      Ratios (to average
        net assets):
       Expenses##                  --        1.20%      1.18%    1.23%+   1.23%    1.13%
       Net investment
         income                    --        4.99%      5.31%    4.88%+   4.90%    5.56%

See notes to financial statements

                                  New York Fund
---------------------------------------------------------------------------

                              Year Ended
                              January 31,
---------------------------------------------------------------------------
                                 1992         1991       1990      1989*
---------------------------------------------------------------------------
                                Class A
---------------------------------------------------------------------------
Per share data (for a share
  outstanding throughout
  each period):
Net asset value - beginning
  of period                     $  9.90      $  9.74   $  9.79     $ 9.53
                            --------------  ---------  --------- ----------
Income from investment
  operations -
 Net investment income(S)       $  0.65      $  0.65   $  0.68     $ 0.29
 Net realized and
  unrealized gain on
  investments                      0.44         0.16      0.01       0.21
                            --------------  ---------  --------- ----------
  Total from investment
  operations                    $  1.09      $  0.81   $  0.69     $ 0.50
                            --------------  ---------  --------- ----------
Less distributions declared
  to shareholders -
 From net investment income     $ (0.69)     $ (0.65)  $ (0.67)    $(0.24)
 From net realized gain on
  investments                     (0.05)        --       (0.06)      --
 From paid-in capital              --             --     (0.01)      --
                            --------------  ---------  --------- ----------
  Total distributions
  declared to shareholders      $ (0.74)     $ (0.65)  $ (0.74)    $(0.24)
                            --------------  ---------  --------- ----------
Net asset value - end of
  period                        $ 10.25      $  9.90   $  9.74     $ 9.79
                            ==============  =========  ========= ==========
Total return++                    11.42%        8.74%     7.33%      8.16%+
Ratios (to average net
  assets)/Supplemental
  data(S):
 Expenses                          0.65%        0.54%     0.40%      0.40%+
 Net investment income             6.44%        6.73%     6.88%      5.93%+
Portfolio turnover                   80%         188%      236%        32%
Net assets at end of period
  (000 omitted)                 $79,524      $37,385   $20,156     $6,412

     *For the period from the commencement of investment operations, June 6, 1988 to January 31, 1989.

     +Annualized.

    ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

   (S)The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:

      Net investment income     $  0.60      $  0.61   $  0.59     $ 0.26
      Ratios (to average
        net assets):
       Expenses                    1.16%        0.95%     1.32%      1.09%+
       Net investment
         income                    5.93%        6.33%     5.96%      5.24%+

See notes to financial statements

                                    New York Fund
 ------------------------------------------------------------------------------------------------
                               Six Months                             Two Months
                                  Ended       Year Ended                 Ended      Year Ended
                              September 30,    March 31,               March 31,    January 31,
 ------------------------------------------------------------------------------------------------
                                  1996           1996        1995        1994         1994**
 ------------------------------------------------------------------------------------------------
                               (Unaudited)
 ------------------------------------------------------------------------------------------------
                                 Class B
 ------------------------------------------------------------------------------------------------
Per share data (for a
  share outstanding
  throughout each period):
Net asset value - beginning
  of period                      $ 10.66        $ 10.49     $ 10.50     $11.34        $11.46
                                --------       --------    --------   --------      --------
Income from investment
  operations# -
 Net investment income(S)        $  0.23        $  0.47     $  0.47     $ 0.07        $ 0.18
 Net realized and
  unrealized gain (loss) on
  investments                       0.04           0.17        0.05      (0.83)         0.04
                                --------       --------    --------   --------      --------
  Total from investment
  operations                     $  0.27        $  0.64     $  0.52     $(0.76)       $ 0.22
                                --------       --------    --------   --------      --------
Less distributions declared
  to shareholders -
 From net investment income      $ (0.23)       $ (0.47)    $ (0.47)    $(0.07)       $(0.18)
 From net realized gain on
  investments                       --             --          --         --           (0.15)
 In excess of net
  investment income++++             --             0.00       (0.01)     (0.01)        (0.01)
 In excess of net realized
  gain on investments               --             --         (0.05)      --            --
                                --------       --------    --------   --------      --------
  Total distributions
  declared to shareholders       $ (0.23)       $ (0.47)    $ (0.53)    $(0.08)       $(0.34)
                                --------       --------    --------   --------      --------
Net asset value - end of
  period                         $ 10.70        $ 10.66     $ 10.49     $10.50        $11.34
                                ========       ========    ========   ========      ========
Total return                        2.58%+++       6.10%       5.17%     (6.71)%+++     5.20%+
Ratios (to average net
  assets)/Supplemental
  data(S):
 Expenses##                         1.92%+         1.92%       1.89%      1.87%+        1.79%+
 Net investment income              4.40%+         4.27%       4.58%      4.21%+        3.90%+
Portfolio turnover                    45%           102%        147%        15%           51%
Net assets at end of period
  (000 omitted)                  $27,254        $28,068     $11,885     $6,265        $4,828

    **For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.

     +Annualized.

   +++Not annualized.

     #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

  ++++For the year ended March 31, 1996, the per share distribution in excess of net investment income for Class B shares was $0.0048.

   (S)The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fees, respectively, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:


      Net investment income           --      --     $  0.47     $ 0.07        $ 0.17

      Ratios (to average
        net assets):
       Expenses##                     --      --        1.91%      1.97%+        2.00%+
       Net investment
         income                       --      --        4.57%      4.11%+        3.69%+

See notes to financial statements

                                 North Carolina Fund
--------------------------------------------------------------------------------------------------------------
                               Six Months                               Two Months
                                  Ended       Year Ended                  Ended       Year Ended
                              September 30,    March 31,                March 31,     January 31,
--------------------------------------------------------------------------------------------------------------
                                  1996           1996         1995         1994          1994          1993
--------------------------------------------------------------------------------------------------------------
                               (Unaudited)
--------------------------------------------------------------------------------------------------------------
                                 Class A
--------------------------------------------------------------------------------------------------------------
Per share data (for a share
  outstanding throughout
  each period):
Net asset value - beginning
  of period                     $  11.57       $  11.42     $  11.48     $  12.37      $  11.80      $  11.45
                                --------       --------     --------     --------      --------      --------
Income from investment
  operations# -
 Net investment income(S)       $   0.29       $   0.59     $   0.61     $   0.10      $   0.64      $   0.65
 Net realized and
  unrealized gain (loss) on
  investments                       0.10           0.15         0.03        (0.89)         0.58          0.37
                                --------       --------     --------     --------      --------      --------
  Total from investment
  operations                    $   0.39       $   0.74     $   0.64     $  (0.79)     $   1.22      $   1.02
                                ========       ========     ========     ========      ========      ========
Less distributions declared
  to shareholders -
 From net investment income     $  (0.29)      $  (0.59)    $  (0.60)    $  (0.07)     $  (0.61)     $  (0.67)
 From net realized gain on
  investments                      --             --           (0.06)       --            (0.01)        --
 In excess of net
  investment income++++            --              0.00        --           (0.03)        (0.03)        --
 In excess of net realized
  gain on investments              --             --           (0.04)       --            --            --
                                --------       --------     --------     --------      --------      --------
  Total distributions
  declared to shareholders      $  (0.29)      $  (0.59)    $  (0.70)    $  (0.10)     $  (0.65)     $  (0.67)
                                --------       --------     --------     --------      --------      --------
Net asset value - end of
  period                        $  11.67       $  11.57     $  11.42     $  11.48      $  12.37      $  11.80
                                ========       ========     ========     ========      ========      ========
Total return++                      3.44%+++       6.56%        5.86%       (6.39)%+++    10.59%         9.23%
Ratios (to average net
  assets)/Supplemental
  data(S):
 Expenses##                         1.13%+         1.17%        1.16%        1.16%+        1.19%         1.07%
 Net investment income              5.08%+         5.04%        5.38%        4.96%+        5.21%         5.80%
Portfolio turnover                    17%            30%          58%           2%           12%            2%
Net assets at end of period
  (000 omitted)                 $393,977       $409,347     $429,131     $460,321      $495,158      $398,352

     +Annualized.

   +++Not annualized.

     #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

    ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

  ++++For the year ended March 31, 1996, the per share distribution in excess of net investment income for Class A shares was $0.002.

   (S)The investment adviser and/or distributor voluntarily waived a portion of their management and/or distribution fees, respectively, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:


      Net investment income     $   0.29             --           --           --            --            --
      Ratios (to average
        net assets):
       Expenses##                   1.16%+           --           --           --            --            --
       Net investment
         income                     5.05%+           --           --           --            --            --

See notes to financial statements

                                North Carolina Fund
 ----------------------------------------------------------------------------------------------------

                              Year Ended
                              January 31,
 ----------------------------------------------------------------------------------------------------
                                 1992          1991        1990       1989        1988        1987
 ----------------------------------------------------------------------------------------------------
                                Class A
 ----------------------------------------------------------------------------------------------------
Per share data (for a share
  outstanding throughout
  each period):
Net asset value - beginning
  of period                    $  11.30      $  11.18    $  11.15   $  11.13    $  11.82    $  11.09
                               --------      --------    --------   --------    --------    --------
Income from investment
  operations -
 Net investment income         $   0.70      $   0.72    $   0.73   $   0.74    $   0.73    $   0.75
 Net realized and
  unrealized gain (loss) on
  investments                      0.26          0.17        0.03       0.02       (0.69)       0.90
                               --------      --------    --------   --------    --------    --------
  Total from investment
  operations                   $   0.96      $   0.89    $   0.76   $   0.76    $   0.04    $   1.65
                               --------      --------    --------   --------    --------    --------
Less distributions declared
  to shareholders -
 From net investment income    $  (0.76)     $  (0.72)   $  (0.73)  $  (0.74)   $  (0.73)   $  (0.76)
 From net realized gain on
  investments                     (0.01)        (0.05)      --         --          --          (0.16)
 From paid-in capital++++         (0.04)         0.00       --         --          --          --
                               --------      --------    --------   --------    --------    --------
  Total distributions
  declared to shareholders     $  (0.81)     $  (0.77)   $  (0.73)  $  (0.74)   $  (0.73)   $  (0.92)
                               --------      --------    --------   --------    --------    --------
Net asset value - end of
  period                       $  11.45      $  11.30    $  11.18   $  11.15    $  11.13    $  11.82
                               ========      ========    ========   ========    ========    ========
Total return++                     8.82%         8.34%       6.97%      7.12%       0.65%      15.76%
Ratios (to average net
  assets)/Supplemental
  data:
 Expenses                          1.09%         1.09%       1.12%      1.11%       1.08%       1.07%
 Net investment income             6.17%         6.47%       6.48%      6.70%       6.71%       6.63%
Portfolio turnover                   39%           44%         61%        25%         10%         10%
Net assets at end of period
  (000 omitted)                $312,466      $226,806    $175,101   $129,287    $110,462    $105,668

  ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

++++For the year ended January 31, 1991, the per share distribution from paid-in capital was $0.0005.

See notes to financial statements

                                 North Carolina Fund
 ------------------------------------------------------------------------------------------------
                               Six Months                             Two Months
                                  Ended       Year Ended                 Ended      Year Ended
                              September 30,    March 31,               March 31,    January 31,
 ------------------------------------------------------------------------------------------------
                                  1996           1996        1995        1994         1994**
 ------------------------------------------------------------------------------------------------
                               (Unaudited)
 ------------------------------------------------------------------------------------------------
                                 Class B
 ------------------------------------------------------------------------------------------------
Per share data (for a share
  outstanding throughout
  each period):
Net asset value - beginning
  of period                      $ 11.56        $ 11.42     $ 11.47     $ 12.36       $ 12.36
                                --------       --------    --------    --------      --------
Income from investment
  operations# -
 Net investment income(S)        $  0.25        $  0.50     $  0.52     $  0.08       $  0.22
 Net realized and
  unrealized gain (loss) on
  investments                       0.11           0.14        0.05       (0.89)         0.01
                                --------       --------    --------    --------      --------
  Total from investment
  operations                     $  0.36        $  0.64     $  0.57     $ (0.81)      $  0.23
                                --------       --------    --------    --------      --------
Less distributions declared
  to shareholders -
 From net investment income      $ (0.25)       $ (0.50)    $ (0.52)    $ (0.08)      $ (0.21)
 From net realized gain on
  investments                       --             --         (0.06)       --           (0.01)
 In excess of net
  investment income++++             --             0.00        --          0.00         (0.01)
 In excess of net realized
  gain on investments               --             --         (0.04)       --            --
                                --------       --------    --------    --------      --------
  Total distributions
  declared to shareholders       $ (0.25)       $ (0.50)    $ (0.62)    $ (0.08)      $ (0.23)
                                --------       --------    --------    --------      --------
Net asset value - end of
  period                         $ 11.67        $ 11.56     $ 11.42     $ 11.47       $ 12.36
                                ========       ========    ========    ========      ========
Total return                        3.16%+++       5.70%       5.20%      (6.51)%+++     4.58%+
Ratios (to average net
  assets)/Supplemental
  data(S):
 Expenses##                         1.85%+         1.90%       1.88%       1.88%+        1.84%+
 Net investment income              4.36%+         4.30%       4.64%       4.18%+        4.03%+
Portfolio turnover                    17%            30%         58%          2%           12%
Net assets at end of period
  (000 omitted)                  $35,559        $33,847     $26,260     $15,866       $13,379

    **For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.

     +Annualized.

   +++Not annualized.

     #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

  ++++For the year ended March 31, 1996 and the two months ended March 31, 1994, the per share distributions in excess of net investment income for Class B shares were $0.002 and $0.004, respectively.

   (S)The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fees, respectively, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:


      Net investment income      $  0.25             --          --          --            --
      Ratios (to average
        net assets):
       Expenses##                   1.88%+           --          --          --            --
       Net investment
         income                     4.33%+           --          --          --            --

See notes to financial statements

                                 North Carolina Fund
 ------------------------------------------------------------------------------------------------
                               Six Months                             Two Months
                                  Ended       Year Ended                 Ended      Year Ended
                              September 30,    March 31,               March 31,    January 31,
 ------------------------------------------------------------------------------------------------
                                  1996           1996        1995        1994         1994***
 ------------------------------------------------------------------------------------------------
                               (Unaudited)
 ------------------------------------------------------------------------------------------------
                                 Class C
 ------------------------------------------------------------------------------------------------
Per share data (for a share
  outstanding throughout
  each period):
Net asset value - beginning
  of period                      $ 11.56        $11.41      $11.47      $12.36        $12.24
                                --------      --------    --------    --------      --------
Income from investment
  operations# -
 Net investment income(S)        $  0.26        $ 0.51      $ 0.53      $ 0.10        $ 0.02
 Net realized and
  unrealized gain (loss) on
  investments                       0.10          0.15        0.04       (0.90)         0.12
                                --------      --------    --------    --------      --------
  Total from investment
  operations                     $  0.36        $ 0.66      $ 0.57      $(0.80)       $ 0.14
                                --------      --------    --------    --------      --------
Less distributions declared
  to shareholders -
 From net investment
  income++++                     $ (0.25)       $(0.51)     $(0.53)     $(0.09)       $(0.02)
 From net realized gain on
  investments                       --            --         (0.06)       --            --
 In excess of net realized
  gain on investments               --            --         (0.04)       --            --
                                --------      --------    --------    --------      --------
  Total distributions
  declared to shareholders       $ (0.25)       $(0.51)     $(0.63)     $(0.09)       $(0.02)
                                --------      --------    --------    --------      --------
Net asset value - end of
  period                         $ 11.67        $11.56      $11.41      $11.47        $12.36
                                ========      ========    ========    ========      ========
Total return                        3.20%+++      5.87%       5.18%      (6.50)%+++    16.50%+
Ratios (to average net
  assets)/Supplemental
  data(S):
 Expenses##                         1.78%+        1.83%       1.81%       1.82%+        1.44%+
 Net investment income              4.43%+        4.38%       4.71%       4.25%+        2.33%+
Portfolio turnover                    17%           30%         58%          2%           12%
Net assets at end of period
  (000 omitted)                  $10,108        $9,352      $8,149      $6,661        $4,584

   ***For the period from the commencement of offering of Class C shares, January 3, 1994 to January 31, 1994.

     +Annualized.

   +++Not annualized.

     #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

  ++++For the year ended March 31, 1996, the two months ended March 31, 1994 and the year ended January 31, 1994, the per share distributions in excess of net investment income were $0.002, $0.002 and $0.003, respectively.

   (S)The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fees, respectively, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:


      Net investment income      $  0.26            --          --          --            --
      Ratios (to average
        net assets):
       Expenses##                   1.81%+          --          --          --            --
       Net investment
         income                     4.40%+          --          --          --            --

See notes to financial statements

                                  Pennsylvania Fund
 ------------------------------------------------------------------------------------------------
                               Six Months                             Two Months
                                  Ended       Year Ended                 Ended      Year Ended
                              September 30,    March 31,               March 31,    January 31,
 ------------------------------------------------------------------------------------------------
                                  1996           1996        1995        1994          1994*
 ------------------------------------------------------------------------------------------------
                               (Unaudited)
 ------------------------------------------------------------------------------------------------
                                 Class A
 ------------------------------------------------------------------------------------------------
Per share data (for a share
  outstanding throughout
  each period):
Net asset value - beginning
  of period                      $  9.37        $  9.29     $  9.15     $ 10.14       $  9.53
                                --------       --------    --------    --------      --------
Income from investment
  operations# -
 Net investment income(S)        $  0.27        $  0.54     $  0.54     $  0.09       $  0.50
 Net realized and
  unrealized gain (loss) on
  investments                       0.04           0.09        0.18       (0.99)         0.62
                                --------       --------    --------    --------      --------
  Total from investment
  operations                     $  0.31        $  0.63     $  0.72     $ (0.90)      $  1.12
                                --------       --------    --------    --------      --------
Less distributions declared
  to shareholders -
 From net investment income      $ (0.27)       $ (0.55)    $ (0.54)    $ (0.09)      $ (0.50)
 From net realized gain on
  investments                       --             --         (0.01)       --           (0.01)
 In excess of net realized
  gain on investments               --             --         (0.03)       --            --
                                --------       --------    --------    --------      --------
  Total distributions
  declared to shareholders       $ (0.27)       $ (0.55)    $ (0.58)    $ (0.09)      $ (0.51)
                                --------       --------    --------    --------      --------
Net asset value - end of
  period                         $  9.41        $  9.37     $  9.29     $  9.15       $ 10.14
                                ========       ========    ========    ========      ========
Total return++                      3.38%+++       6.85%       8.14%      (8.91)%+++    12.12%
Ratios (to average net
  assets)/Supplemental
  data(S):
 Expenses##                         0.10%+         0.10%       0.01%       0.00%+        0.00%
 Net investment income              5.70%+         5.76%       5.97%       5.43%+        5.30%
Portfolio turnover                    18%            40%         49%          1%           10%
Net assets at end of period
  (000 omitted)                  $17,726        $18,030     $16,411     $13,961       $13,987

     *For the period from the commencement of investment operations, February 1, 1993 to January 31, 1994.

     +Annualized.

   +++Not annualized.

     #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

    ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

   (S)The Adviser voluntarily agreed to maintain expenses of the Fund at not more than 1.30% of average daily net assets for Class A shares. To the extent actual expenses were over/under these limitations, the net investment income per share and the ratios would have been:


      Net investment income      $  0.22        $  0.45     $  0.43     $  0.06       $  0.32
      Ratios (to average
        net assets):
       Expenses                     0.97%+         1.00%       1.18%       1.84%+        1.94%+
       Net investment
         income                     4.83%+         4.86%       4.80%       3.60%+        3.36%+

See notes to financial statements

                                  Pennsylvania Fund
 ------------------------------------------------------------------------------------------------
                               Six Months                             Two Months
                                  Ended       Year Ended                 Ended      Year Ended
                              September 30,    March 31,               March 31,    January 31,
 ------------------------------------------------------------------------------------------------
                                  1996           1996        1995        1994         1994**
 ------------------------------------------------------------------------------------------------
                               (Unaudited)
 ------------------------------------------------------------------------------------------------
                                 Class B
 ------------------------------------------------------------------------------------------------
Per share data (for a share
  outstanding throughout
  each period):
Net asset value - beginning
  of period                      $  9.23        $  9.29     $ 9.15      $10.15        $10.06
                                --------       --------   --------    --------      --------
Income from investment
  operations# -
 Net investment income(S)        $  0.23        $  0.50     $ 0.45      $ 0.06        $ 0.17
 Net realized and
  unrealized gain (loss) on
  investments                       0.20           0.07       0.18       (0.99)         0.10
                                --------       --------   --------    --------      --------
  Total from investment
  operations                     $  0.43        $  0.57     $ 0.63      $(0.93)       $ 0.27
                                --------       --------   --------    --------      --------
Less distributions declared
  to shareholders -
 From net investment
  income++++                     $ (0.23)       $ (0.47)    $(0.45)     $(0.07)       $(0.17)
 From net realized gain on
  investments                         --             --      (0.01)         --         (0.01)
 In excess of net realized
  gain on investments                 --             --      (0.03)         --            --
                                --------       --------   --------    --------      --------
  Total distributions
  declared to shareholders       $ (0.23)       $ (0.47)    $(0.49)     $(0.07)       $(0.18)
                                --------       --------   --------    --------      --------
Net asset value - end of
  period                         $  9.43        $  9.39     $ 9.29      $ 9.15        $10.15
                                ========       ========   ========    ========      ========
Total return                        2.97%+++       6.23%      7.07%      (9.16)%+++     6.76%+
Ratios (to average net
  assets)/Supplemental
  data(S):
 Expenses##                         0.90%+         0.88%      1.01%       1.00%+        1.00%+
 Net investment income              4.91%+         4.98%      4.96%       4.37%+        4.22%+
Portfolio turnover                    18%            40%        49%          1%           10%
Net assets at end of period
  (000 omitted)                  $25,149        $24,170     $7,699      $4,304        $3,401

    **For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.

     +Annualized.

   +++Not annualized.

     #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

  ++++For the two months ended March 31, 1994, Class B net investment income includes distributions in excess of net investment income of less than $0.001 per share.

   (S)The Adviser voluntarily agreed to maintain expenses of the Fund at not more than 1.95% of average daily net assets for Class B shares. To the extent actual expenses were over/under these limitations, the net investment income per share and the ratios would have been:


      Net investment income      $  0.19        $  0.41     $ 0.34      $ 0.04        $ 0.05
      Ratios (to average
        net assets):
       Expenses                     1.83%+         1.85%      2.26%       2.91%+        2.50%+
       Net investment
         income                     3.98%+         4.01%      3.72%       2.47%+        1.29%+

See notes to financial statements

                                 South Carolina Fund
 ---------------------------------------------------------------------------------------------------------------
                               Six Months                               Two Months
                                  Ended       Year Ended                   Ended       Year Ended
                              September 30,    March 31,                 March 31,     January 31,
 ---------------------------------------------------------------------------------------------------------------
                                  1996           1996         1995         1994           1994          1993
 ---------------------------------------------------------------------------------------------------------------
                               (Unaudited)
 ---------------------------------------------------------------------------------------------------------------
                                 Class A
 ---------------------------------------------------------------------------------------------------------------
Per share data (for a share
  outstanding throughout
  each period):
Net asset value - beginning
  of period                       $11.97         $11.86       $11.79    $12.74      $12.02        $11.74
                                --------       --------     --------  --------    --------      --------
Income from investment
  operations# -
 Net investment income(S)          $0.31          $0.62        $0.63     $0.08       $0.63         $0.67
 Net realized and
  unrealized gain (loss) on
  investments                       0.02           0.11         0.15    (0.92)        0.74          0.34
                                --------       --------     --------  --------    --------      --------
  Total from investment
  operations                       $0.33          $0.73        $0.78   $(0.84)       $1.37         $1.01
                                --------       --------     --------  --------    --------      --------
Less distributions declared
  to shareholders -
 From net investment income      $(0.30)        $(0.62)      $(0.62)   $(0.08)     $(0.61)       $(0.69)
 From net realized gain on
  investments                      --             --          (0.06)      --        (0.01)        (0.04)
 In excess of net
  investment income++++            --              0.00        --       (0.03)      (0.03)          --
 In excess of net realized
  gain on investments              --             --          (0.03)      --          --            --
                                --------       --------     --------  --------    --------      --------
  Total distributions
  declared to shareholders       $(0.30)        $(0.62)      $(0.71)   $(0.11)     $(0.65)       $(0.73)
                                --------       --------     --------  --------    --------      --------
Net asset value - end of
  period                          $12.00         $11.97       $11.86    $11.79      $12.74        $12.02
                                ========       ========     ========  ========    ========      ========
Total return++                  2.84%+++          6.20%        6.93%    (6.65)%++   11.69%         8.89%
Ratios (to average net
  assets)/Supplemental
  data(S):
 Expenses##                       1.16%+          1.20%        1.19%    1.23%+       1.22%         1.12%
 Net investment income            5.13%+          5.10%        5.37%    5.09%+       5.06%         5.74%
Portfolio turnover                    8%            18%          30%        4%         10%           11%
Net assets at end of period
  (000 omitted)                 $158,985       $166,801     $171,045  $173,316    $187,307      $144,539

     +Annualized.

   +++Not annualized.

     #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

    ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

  ++++For the year ended March 31, 1996, the per share distribution in excess of net investment income was $0.0006 for Class A shares.

   (S)The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fees, respectively, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:



      Net investment income        $0.31             --           --      --       --          --
      Ratios (to average
        net assets):
       Expenses##                 1.20%+             --           --      --       --          --
       Net investment
         income                   5.09%+             --           --      --       --          --

See notes to financial statements

                               South Carolina Fund
 ------------------------------------------------------------------------------------------------

                              Year Ended
                              January 31,
 ------------------------------------------------------------------------------------------------
                                 1992         1991       1990       1989      1988       1987
 ------------------------------------------------------------------------------------------------
                                Class A
 ------------------------------------------------------------------------------------------------
Per share data (for a share
  outstanding throughout
  each period):
Net asset value - beginning
  of period                    $  11.45      $ 11.30   $ 11.24    $ 11.14    $ 11.54    $ 10.89
                               --------     --------  --------   --------   --------    --------
Income from investment
  operations -
 Net investment income         $   0.70      $  0.71   $  0.72    $  0.76    $  0.77    $  0.77
 Net realized and
  unrealized gain (loss) on
  investments                      0.40         0.21      0.06       0.11      (0.36)      0.69
                               --------     --------  --------   --------   --------    --------
  Total from investment
  operations                   $   1.10      $  0.92   $  0.78    $  0.87    $  0.41    $  1.46
                               --------     --------  --------   --------   --------    --------
Less distributions declared
  to shareholders -
 From net investment income    $  (0.76)     $ (0.71)  $ (0.72)   $ (0.77)   $ (0.77)   $ (0.78)
 From net realized gain on
  investments                     (0.05)       (0.06)       --         --         --      (0.03)
 From paid-in capital                --           --        --         --      (0.04)        --
                               --------     --------  --------   --------   --------    --------
  Total distributions
  declared to shareholders     $  (0.81)     $ (0.77)  $ (0.72)   $ (0.77)   $ (0.81)   $ (0.81)
                               --------     --------  --------   --------   --------    --------
Net asset value - end of
  period                       $  11.74      $ 11.45   $ 11.30    $ 11.24    $ 11.14    $ 11.54
                               ========     ========  ========   ========   ========    ========
Total return++                     9.95%        8.46%     7.13%      8.18%      3.92%     14.05%
Ratios (to average net
  assets)/Supplemental
  data:
 Expenses                          1.15%        1.18%     1.21%      0.97%      0.81%      0.99%
 Net investment income             6.07%        6.30%     6.35%      6.90%      7.07%      7.00%
Portfolio turnover                   22%          47%       54%        27%        12%        13%
Net assets at end of period
  (000 omitted)                $101,434      $75,922   $57,675    $45,391    $34,025    $27,978

++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

                                 South Carolina Fund
 ------------------------------------------------------------------------------------------------
                               Six Months                             Two Months
                                  Ended       Year Ended                 Ended      Year Ended
                              September 30,    March 31,               March 31,    January 31,
 ------------------------------------------------------------------------------------------------
                                  1996           1996        1995        1994         1994**
 ------------------------------------------------------------------------------------------------
                               (Unaudited)
 ------------------------------------------------------------------------------------------------
                                 Class B
 ------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning
  of period                      $ 11.97        $ 11.86     $ 11.78     $ 12.73       $12.67
                                --------       --------    --------    --------     --------
Income from investment
  operations# -
 Net investment income(S)        $  0.26        $  0.52     $  0.54     $  0.08       $ 0.21
 Net realized and
  unrealized gain (loss) on
  investments                       0.03           0.12        0.17       (0.94)        0.06
                                --------       --------    --------    --------     --------
  Total from investment
  operations                     $  0.29        $  0.64     $  0.71     $ (0.86)      $ 0.27
                                --------       --------    --------    --------     --------
Less distributions declared
  to shareholders -
 From net investment income      $ (0.26)       $ (0.53)    $ (0.54)    $ (0.08)      $(0.20)
 From net realized gain on
  investments                         --             --       (0.06)         --           --
 In excess of net
  investment income++++             --             0.00        0.00       (0.01)       (0.01)
 In excess of net realized
  gain on investments               --               --       (0.03)       --           --
                                --------       --------    --------    --------     --------
  Total distributions
  declared to shareholders       $ (0.26)       $ (0.53)    $ (0.63)    $ (0.09)      $(0.21)
                                --------       --------    --------    --------     --------
Net asset value - end of
  period                         $ 12.00        $ 11.97     $ 11.86     $ 11.78       $12.73
                                ========       ========    ========    ========     ========
Total return                        2.47%+++       5.43%       6.26%      (6.77)%+++    5.47%+
Ratios (to average net
  assets)/Supplemental
  data(S):
 Expenses##                         1.88%+         1.92%       1.90%       1.96%+       1.90%+
 Net investment income              4.41%+         4.35%       4.63%       4.29%+       3.86%+
Portfolio turnover                     8%            18%         30%          4%          10%
Net assets at end of period
  (000 omitted)                  $20,208        $18,420     $12,964     $10,085       $8,217

    **For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.

     +Annualized.

   +++Not annualized.

     #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

  ++++For the years ended March 31, 1996 and 1995, the per share distributions in excess of net investment income were $0.0005 and $0.00436, respectively, for Class B shares.

   (S)The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fees, respectively, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:


      Net investment income      $  0.26             --          --          --           --
      Ratios (to average
        net assets):
       Expenses##                   1.92%+           --          --          --           --
       Net investment
         income                     4.37%+           --          --          --           --

See notes to financial statements

                                    Tennessee Fund
------------------------------------------------------------------------------------------------------------
                               Six Months                              Two Months
                                  Ended       Year Ended                  Ended      Year Ended
                              September 30,    March 31,                March 31,    January 31,
------------------------------------------------------------------------------------------------------------
                                  1996           1996         1995        1994          1994         1993
------------------------------------------------------------------------------------------------------------
                               (Unaudited)
------------------------------------------------------------------------------------------------------------
                                 Class A
------------------------------------------------------------------------------------------------------------
Per share data (for a share
  outstanding throughout
  each period):
Net asset value - beginning
  of period                     $  10.40       $  10.27     $  10.26    $  10.94      $  10.37      $ 10.10
                                --------       --------     --------    --------      --------     --------
Income from investment
  operations# -
 Net investment income(S)       $   0.27       $   0.54     $   0.56    $   0.09      $   0.57      $  0.57
 Net realized and
  unrealized gain (loss) on
  investments                      (0.03)          0.13         0.02       (0.68)         0.57         0.31
                                --------       --------     --------    --------      --------     --------
  Total from investment
  operations                    $   0.24       $   0.67     $   0.58    $  (0.59)     $   1.14      $  0.88
                                --------       --------     --------    --------      --------     --------
Less distributions declared
  to shareholders -
 From net investment income     $  (0.27)      $  (0.54)    $  (0.56)   $  (0.07)     $  (0.54)     $ (0.57)
 From net realized gain on
  investments++++                     --             --         0.00          --            --        (0.01)
 In excess of net
  investment income++++++             --           0.00           --       (0.02)        (0.03)       (0.03)
 In excess of net realized
  gain on investments                 --             --        (0.01)         --            --           --
                                --------       --------     --------    --------      --------     --------
  Total distributions
  declared to shareholders      $  (0.27)      $  (0.54)    $  (0.57)   $  (0.09)     $  (0.57)     $ (0.61)
                                --------       --------     --------    --------      --------     --------
Net asset value - end of
  period                        $  10.37       $  10.40     $  10.27    $  10.26      $  10.94      $ 10.37
                                ========       ========     ========    ========      ========     ========
Total return++                      2.31%+++       6.66%        5.86%      (5.39)%+++    11.20%        9.03%
Ratios (to average net
  assets)/Supplemental
  data(S):
 Expenses##                         1.14%+         1.21%        1.22%       1.21%+        1.29%        1.14%
 Net investment income              5.20%+         5.18%        5.52%       5.31%+        5.25%        5.89%
Portfolio turnover                     9%            20%          27%          4%           12%           9%
Net assets at end of period
  (000 omitted)                 $110,133       $109,811     $117,572    $117,117      $123,050      $99,443

     +Annualized.

   +++Not annualized.

     #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

    ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

  ++++For the year ended March 31, 1995, the per share distribution from net realized gain on investments for Class A shares was $0.0014.

++++++For the year ended March 31, 1996, the per share distribution in excess of net investment income for Class A shares was $0.0024.

   (S)The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fees, respectively, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:


      Net investment income     $   0.27             --           --          --            --      $  0.61
      Ratios (to average
        net assets):
       Expenses##                   1.17%+           --           --          --            --         1.17%
       Net investment
         income                     5.17%+           --           --          --            --         6.23%

See notes to financial statements

                                  Tennessee Fund
---------------------------------------------------------------------------

                              Year Ended
                              January 31,
---------------------------------------------------------------------------
                                 1992         1991       1990      1989*
---------------------------------------------------------------------------
                                Class A
---------------------------------------------------------------------------
Per share data (for a share
  outstanding throughout
  each period):
Net asset value - beginning
  of period                     $  9.90      $  9.80   $  9.68    $  9.53
                            --------------  ---------  --------- ----------
Income from investment
  operations -
 Net investment income(S)       $  0.61      $  0.62   $  0.67    $  0.22
 Net realized and
  unrealized gain on
  investments                      0.30         0.13      0.11       0.10
                            --------------  ---------  --------- ----------
  Total from investment
  operations                    $  0.91      $  0.75   $  0.78    $  0.32
                            --------------  ---------  --------- ----------
Less distributions declared
  to shareholders -
 From net investment income     $ (0.66)     $ (0.63)  $ (0.66)   $ (0.17)
 From net realized gain on
  investments                     (0.05)       (0.02)       --         --
 From paid-in capital++++            --         0.00        --         --
                            --------------  ---------  --------- ----------
  Total distributions
  declared to shareholders      $ (0.71)     $ (0.65)  $ (0.66)   $ (0.17)
                            --------------  ---------  --------- ----------
Net asset value - end of
  period                        $ 10.10      $  9.90   $  9.80    $  9.68
                            ==============  =========  ========= ==========
Total return++                     9.50%        7.96%     8.30%      3.43%+++
Ratios (to average net
  assets)/Supplemental
  data(S):
 Expenses                          1.15%        1.03%     0.53%      0.40%+
 Net investment income             6.11%        6.37%     6.70%      5.98%+
Portfolio turnover                   42%          58%       78%         5%
Net assets at end of period
  (000 omitted)                 $87,898      $72,108   $56,048    $15,832

     *For the period from the commencement of investment operations, August 12, 1988 to January 31, 1989.

     +Annualized.

   +++Not annualized.

    ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

  ++++For the year ended January 31, 1991, the per share distribution from paid-in capital for Class A shares was $0.0013.

   (S)The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fees, respectively, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:



      Net investment income          --     --   $  0.60    $  0.20
      Ratios (to average
        net assets):
       Expenses                      --     --      1.24%      0.95%+
       Net investment
         income                      --     --      5.99%      5.43%+

See notes to financial statements

                                    Tennessee Fund
 ------------------------------------------------------------------------------------------------
                               Six Months                             Two Months
                                  Ended       Year Ended                 Ended      Year Ended
                              September 30,    March 31,               March 31,    January 31,
 ------------------------------------------------------------------------------------------------
                                  1996           1996        1995        1994         1994**
 ------------------------------------------------------------------------------------------------
                               (Unaudited)
 ------------------------------------------------------------------------------------------------
                                 Class B
 ------------------------------------------------------------------------------------------------
Per share data (for a share
  outstanding throughout
  each period):
Net asset value - beginning
  of period                      $ 10.39        $ 10.26     $ 10.26     $10.95        $10.87
                                --------       --------    --------   --------      --------
Income from investment
  operations# -
 Net investment income(S)        $  0.23        $  0.46     $  0.48     $ 0.08        $ 0.19
 Net realized and
  unrealized gain (loss) on
  investments                      (0.03)          0.14        0.01      (0.69)         0.08
                                --------       --------    --------   --------      --------
  Total from investment
  operations                     $  0.20        $  0.60     $  0.49     $(0.61)       $ 0.27
                                --------       --------    --------   --------      --------
Less distributions declared
  to shareholders -
 From net investment income      $ (0.23)       $ (0.47)    $ (0.48)    $(0.08)       $(0.19)
 From net realized gain on
  investments++++++                   --             --        0.00         --            --
 In excess of net
  investment income++++             --             0.00       (0.01)      --            --
                                --------       --------    --------   --------      --------
  Total distributions
  declared to shareholders       $ (0.23)       $ (0.47)    $ (0.49)    $(0.08)       $(0.19)
                                --------       --------    --------   --------      --------
Net asset value - end of
  period                         $ 10.36        $ 10.39     $ 10.26     $10.26        $10.95
                                ========       ========    ========   ========      ========
Total return                        1.95%+++       5.89%       5.00%     (5.59)%+++     2.48%+++
Ratios (to average net
  assets)/Supplemental
  data(S):
 Expenses##                         1.86%+         1.93%       1.94%      1.93%+        1.93%+
 Net investment income              4.48%+         4.43%       4.80%      4.49%+        4.20%+
Portfolio turnover                     9%            20%         27%         4%           12%
Net assets at end of period
  (000 omitted)                  $13,944        $12,935     $10,006     $5,294        $3,818

    **For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.

     +Annualized.

   +++Not annualized.

     #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

  ++++For the year ended March 31, 1996, the per share distribution in excess of net investment income for Class B shares was $0.0021.

++++++For the year ended March 31, 1995, the per share distribution from net realized gain on investments for Class B shares was $0.0014.

   (S)The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fees, respectively, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:


      Net investment income      $  0.23             --          --         --            --
      Ratios (to average
        net assets):
       Expenses##                   1.89%+           --          --         --            --
       Net investment
         income                     4.45%+           --          --         --            --

See notes to financial statements

                                                             Virginia Fund
-----------------------------------------------------------------------------------------------------------
                               Six Months                              Two Months
                                  Ended             Year Ended            Ended            Year Ended
                              September 30,         March 31,          January 31,        January 31,
-----------------------------------------------------------------------------------------------------------
                                  1996           1996        1995         1994          1994        1993
-----------------------------------------------------------------------------------------------------------
                               (Unaudited)
-----------------------------------------------------------------------------------------------------------
                                       Class A
-----------------------------------------------------------------------------------------------------------
Per share data (for a share
  outstanding throughout
  each period):
Net asset value - beginning
  of period                     $  11.21       $  11.09    $  11.15     $  12.07      $  11.72    $  11.44
                                --------       --------    --------     --------      --------    --------
Income from investment
  operations# -
 Net investment income(S)       $   0.29       $   0.59    $   0.56     $   0.10      $   0.65    $   0.68
 Net realized and
  unrealized gain (loss) on
  investments                      (0.01)          0.13        0.04        (0.92)         0.56        0.30
                                --------       --------    --------     --------      --------    --------
  Total from investment
  operations                    $   0.28       $   0.72    $   0.60     $  (0.82)     $   1.21    $   0.98
                                --------       --------    --------     --------      --------    --------
Less distributions declared
  to shareholders -
 From net investment income     $  (0.29)      $  (0.60)   $  (0.61)    $  (0.06)     $  (0.62)   $  (0.70)
 From net realized gain on
  investments++++++                --             --          (0.04)       --            (0.20)       0.00
 In excess of net
  investment income++++            --              0.00        0.00        (0.04)        (0.04)      --
 In excess of net realized
  gain on investments              --             --          (0.01)       --            --          --
                                --------       --------    --------     --------      --------    --------
  Total distributions
  declared to shareholders      $  (0.29)      $  (0.60)   $  (0.66)    $  (0.10)     $  (0.86)   $  (0.70)
                                --------       --------    --------     --------      --------    --------
Net asset value - end of
  period                        $  11.20       $  11.21    $  11.09     $  11.15      $  12.07    $  11.72
                                ========       ========    ========     ========      ========    ========
Total return++                      2.55%+++       6.52%       5.67%       (6.80)%+++    10.67%       8.88%
Ratios (to average net
  assets)/Supplemental
  data(S):
 Expenses##                         1.10%+         1.18%       1.16%        1.17%+        1.18%       1.08%
 Net investment income              5.28%+         5.20%       4.91%        5.33%+        5.37%       6.02%
Portfolio turnover                    21%            42%         27%           5%           22%         20%
Net assets at end of period
  (000 omitted)                 $399,158       $418,408    $430,688     $443,580      $479,333    $399,696

     +Annualized.

   +++Not annualized.

     #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

    ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

  ++++For the years ended March 31, 1996 and March 31, 1995, the per share distributions in excess of net investment income for Class A shares were $0.005 and $0.003, respectively.

++++++For the year ended January 31, 1993, the per share distribution from paid-in capital for Class A shares was $0.00348.

   (S)The investment adviser and/or distributor voluntarily waived a portion of their management and/or distrbution fee, respectively, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:


      Net investment income     $   0.29             --          --           --            --          --
      Ratios (to average
        net assets):
       Expenses##                   1.14%+           --          --           --            --          --
       Net investment
         income                     5.24%+           --          --           --            --          --

See notes to financial statements

                                 Virginia Fund
 --------------------------------------------------------------------------------------------------

                                                          Year Ended
                                                          January 31,
 --------------------------------------------------------------------------------------------------
                                1992        1991       1990        1989        1988        1987
 --------------------------------------------------------------------------------------------------
                                                            Class A
 --------------------------------------------------------------------------------------------------
Per share data (for a share
  outstanding throughout
  each period):
Net asset value - beginning
  of period                   $  11.16    $  10.97   $  10.91    $  10.75    $  11.38    $  10.78
                            ----------- ----------- ----------- ---------------------- -----------
Income from investment
 operations -
 Net investment income        $   0.71    $   0.73   $   0.73    $   0.74    $   0.72    $   0.74
                            ----------- ----------- ----------- ---------------------- -----------
 Net realized and
  unrealized gain (loss) on
  investments                     0.34        0.19       0.06        0.16       (0.57)       0.61
                            ----------- ----------- ----------- ---------------------- -----------
  Total from investment
  operations                  $   1.05    $   0.92   $   0.79    $   0.90    $   0.15    $   1.35
                            ----------- ----------- ----------- ---------------------- -----------
Less distributions declared
  to shareholders -
 From net investment income   $  (0.77)   $  (0.73)  $  (0.73)   $  (0.74)   $  (0.71)   $  (0.75)
 From net realized gain on
  investments                       --          --         --          --       (0.05)         --
 From paid-in capital++++           --          --         --          --       (0.02)       0.00
                            ----------- ----------- ----------- ---------------------- -----------
  Total distributions
  declared to shareholders    $  (0.77)   $  (0.73)  $  (0.73)   $  (0.74)   $  (0.78)   $  (0.75)
                            ----------- ----------- ----------- ---------------------- -----------
Net asset value - end of
  period                      $  11.44    $  11.16   $  10.97    $  10.91    $  10.75    $  11.38
                            =========== =========== =========== ====================== ===========
Total return++                    9.76%       8.74%      7.46%       8.76%       1.61%      13.12%
Ratios (to average net
  assets)/Supplemental
  data:
 Expenses                         1.08%       1.11%      1.12%       1.09%       1.04%       1.02%
 Net investment income            6.32%       6.64%      6.67%       6.91%       6.75%       6.73%
Portfolio turnover                  13%         38%        41%         38%         11%         20%
Net assets at end of period
  (000 omitted)               $328,664    $275,202   $240,553    $207,680    $192,104    $181,937

    ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

  ++++For the year ended January 31, 1987, the per share distribution from paid-in capital for Class A shares was $0.0005.


See notes to financial statements

                                                       Virginia Fund
----------------------------------------------------------------------------------------------
                               Six Months                           Two Months
                                  Ended            Year Ended         Ended       Year Ended
                              September 30,        March 31,        March 31,     January 31,
----------------------------------------------------------------------------------------------
                                  1996          1996       1995        1994         1994**
----------------------------------------------------------------------------------------------
                               (Unaudited)
----------------------------------------------------------------------------------------------
                                                          Class B
----------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning
  of period                      $ 11.21       $ 11.08    $ 11.14    $ 12.06        $ 12.14
                                --------      --------   --------   --------       --------
Income from investment
  operations# -
 Net investment income(S)        $  0.25       $  0.51    $  0.53    $  0.09        $  0.22
 Net realized and
  unrealized gain (loss) on
  investments                      (0.02)         0.13      (0.01)     (0.92)          0.01
                                --------      --------   --------   --------       --------
  Total from investment
  operations                     $  0.23       $  0.64    $  0.52    $ (0.83)       $  0.23
                                --------      --------   --------   --------       --------
Less distributions declared
  to shareholders -
 From net investment income      $ (0.25)      $ (0.51)   $ (0.53)   $ (0.09)       $ (0.21)
 From net realized gain on
  investments                         --            --      (0.04)        --          (0.09)
 In excess of net
  investment income++++               --          0.00       0.00       0.00          (0.01)
 In excess of net realized
  gain on investments               --            --        (0.01)        --             --
                                --------      --------   --------   --------       --------
  Total distributions
  declared to shareholders       $ (0.25)      $ (0.51)   $ (0.58)   $ (0.09)       $ (0.31)
                                --------      --------   --------   --------       --------
Net asset value - end of
  period                         $ 11.19       $ 11.21    $ 11.08    $ 11.14        $ 12.06
                                ========      ========   ========   ========       ========
Total return                        2.09%+++      5.85%      4.91%     (6.92)%+++      4.93%+
Ratios (to average net
  assets)/Supplemental
  data(S):
 Expenses##                         1.83%+        1.90%      1.88%      1.88%+         1.82%+
 Net investment income              4.56%+        4.46%      4.84%      4.52%+         4.25%+
Portfolio turnover                    21%           42%        27%         5%            22%
Net assets at end of period
  (000 omitted)                  $30,370       $28,420    $22,007    $13,337        $10,877

    **For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.

     +Annualized.

   +++Not annualized.

     #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

  ++++For the year ended March 31, 1996, the year ended
      March 31, 1995 and the two months ended March 31, 1994, the per share distributions in excess of net investment income for Class B shares were $0.002, $0.005 and $0.002, respectively.

   (S)The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fees, respectively, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:


      Net investment income      $  0.25          --         --         --             --
      Ratios (to average
        net assets):
       Expenses##                   1.87%+        --         --         --             --
       Net investment
         income                     4.52%+        --         --         --             --

See notes to financial statements

                                                       Virginia Fund
----------------------------------------------------------------------------------------------
                               Six Months                           Two Months
                                  Ended            Year Ended         Ended       Year Ended
                              September 30,        March 31,        March 31,     January 31,
----------------------------------------------------------------------------------------------
                                  1996          1996       1995        1994         1994***
----------------------------------------------------------------------------------------------
                               (Unaudited)
----------------------------------------------------------------------------------------------
                                                          Class C
----------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning
  of period                      $11.21        $11.07     $11.14      $12.06        $11.94
                               --------      --------   --------    --------      --------
Income from investment
  operations# -
 Net investment income(S)        $ 0.26        $ 0.51     $ 0.56      $ 0.08        $ 0.02
 Net realized and
  unrealized gain (loss) on
  investments                     (0.02)         0.15      (0.04)      (0.91)         0.12
                               --------      --------   --------    --------      --------
  Total from investment
  operations                     $ 0.24        $ 0.66     $ 0.52      $(0.83)       $ 0.14
                               --------      --------   --------    --------      --------
Less distributions declared
  to shareholders -
 From net investment
  income++++                     $(0.25)       $(0.52)    $(0.54)     $(0.09)       $(0.02)
 From net realized gain on
  investments                      --            --        (0.04)       --            --
 In excess of net realized
  gain on investments              --            --        (0.01)       --            --
                               --------      --------   --------    --------      --------
  Total distributions
  declared to shareholders       $(0.25)       $(0.52)    $(0.59)     $(0.09)       $(0.02)
                               --------      --------   --------    --------      --------
Net asset value - end of
  period                         $11.20        $11.21     $11.07      $11.14        $12.06
                               ========      ========   ========    ========      ========
Total return                       2.22%+++      6.02%      4.85%      (6.91)%+++    17.05%+
Ratios (to average net
  assets)/Supplemental
  data(S):
 Expenses##                        1.76%+        1.83%      1.80%       1.82%+        1.18%+
 Net investment income             4.64%+        4.53%      4.90%       4.48%+        1.79%+
Portfolio turnover                   21%           42%        27%          5%           22%
Net assets at end of period
  (000 omitted)                  $3,470        $3,366     $2,300      $1,760        $  833

   ***For the period from the commencement of offering of Class C shares, January 3, 1994 to January 31, 1994.

     +Annualized.

   +++Not annualized.

     #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

  ++++For the years ended March 31, 1996, March 31, 1995 and January 31, 1994, the per share distributions in excess of net investment income for Class C shares were $0.005, $0.002 and $0.002, respectively.

   (S)The investment adviser and/or the distributor voluntarily waived a portion of their management and/or distribution fees, respectively, for certain of the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:


      Net investment income      $ 0.26            --         --          --            --
      Ratios (to average
        net assets):
        Expenses##                 1.80%+          --         --          --            --
        Net investment
          income                   4.61%+          --         --          --            --

See notes to financial statements

                                                          West Virginia Fund
---------------------------------------------------------------------------------------------------------
                               Six Months                             Two Months
                                  Ended             Year Ended           Ended           Year Ended
                              September 30,         March 31,          March 31,        January 31,
---------------------------------------------------------------------------------------------------------
                                  1996           1996        1995        1994        1994        1993
---------------------------------------------------------------------------------------------------------
                               (Unaudited)
---------------------------------------------------------------------------------------------------------
                                                               Class A
---------------------------------------------------------------------------------------------------------
Per share data (for a share
  outstanding throughout
  each period):
Net asset value - beginning
  of period                     $  11.33       $  11.21    $  11.19    $  12.06    $  11.50    $  11.20
                                --------       --------    --------    --------    --------    --------
Income from investment
  operations# -
 Net investment income          $   0.30       $   0.61    $   0.62    $   0.01    $   0.64    $   0.66
 Net realized and
  unrealized gain (loss) on
  investments                       0.03           0.12        0.03       (0.78)       0.69        0.34
                                --------       --------    --------    --------    --------    --------
  Total from investment
  operations                    $   0.33       $   0.73    $   0.65    $  (0.77)   $   1.33    $   1.00
                                --------       --------    --------    --------    --------    --------
Less distributions declared
  to shareholders -
 From net investment income     $  (0.30)      $  (0.61)   $  (0.62)   $  (0.06)   $  (0.61)   $  (0.69)
 From net realized gain on
  investments                      --             --          --          --          (0.12)      (0.01)
 In excess of net
  investment income++++            --              0.00       --          (0.04)      (0.04)      --
 In excess of net realized
  gain on investments              --             --          (0.01)      --          --          --
                                --------       --------    --------    --------    --------    --------
  Total distributions
  declared to shareholders      $  (0.30)      $  (0.61)   $  (0.63)   $  (0.10)   $  (0.77)   $  (0.70)
                                --------       --------    --------    --------    --------    --------
Net asset value - end of
  period                        $  11.36       $  11.33    $  11.21    $  11.19    $  12.06    $  11.50
                                ========       ========    ========    ========    ========    ========
Total return++                      2.93%+++       6.58%       6.07%      (6.37)%+++    11.80%     9.12%
Ratios (to average net
  assets)/Supplemental
  data:
 Expenses##                         1.20%+         1.22%       1.19%       1.30%+      1.24%       1.15%
 Net investment income              5.26%+         5.30%       5.62%       5.36%+      5.30%       5.97%
Portfolio turnover                    17%            11%         23%          2%         26%         19%
Net assets at end of period
  (000 omitted)                 $132,949       $134,514    $127,616    $130,726    $141,190    $115,289

     +Annualized.

   +++Not annualized.

     #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

    ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

  ++++For the year ended March 31, 1996, the per share distribution in excess of net investment income for Class A shares was $0.002.


See notes to financial statements

                                                   West Virginia Fund
--------------------------------------------------------------------------------------------
                                                       Year Ended
                                                       January 31,
--------------------------------------------------------------------------------------------
                               1992       1991       1990      1989       1988       1987
--------------------------------------------------------------------------------------------
                                                         Class A
--------------------------------------------------------------------------------------------
Per share data (for a share
  outstanding throughout
  each period):
Net asset value - beginning
  of period                   $ 10.93   $ 10.72    $ 10.68    $ 10.51    $ 11.30    $ 10.77
                             ---------  ---------  --------- ---------  --------- ----------
Income from investment
  operations -
 Net investment income        $  0.70   $  0.71    $  0.71    $  0.77    $  0.77    $  0.81
 Net realized and
  unrealized gain (loss) on
  investments                    0.34      0.21       0.04       0.18      (0.72)      0.56
                             ---------  ---------  --------- ---------  --------- ----------
  Total from investment
  operations                  $  1.04   $  0.92    $  0.75    $  0.95    $  0.05    $  1.37
                             ---------  ---------  --------- ---------  --------- ----------
Less distributions declared
  to shareholders -
 From net investment income   $ (0.76)  $ (0.71)   $ (0.71)   $ (0.78)   $ (0.76)   $ (0.81)
 From net realized gain on
  investments                   (0.01)     --         --         --        (0.02)     (0.03)
 From paid-in capital++++          --        --         --         --      (0.06)      0.00
                             ---------  ---------  --------- ---------  --------- ----------
  Total distributions
  declared to shareholders    $ (0.77)  $ (0.71)   $ (0.71)   $ (0.78)   $ (0.84)   $ (0.84)
                             ---------  ---------  --------- ---------  --------- ----------
Net asset value - end of
  period                      $ 11.20   $ 10.93    $ 10.72    $ 10.68    $ 10.51    $ 11.30
                             =========  =========  ========= =========  ========= ==========
Total return++                   9.84%     8.91%      7.26%      9.43%      0.76%     13.42%
Ratios (to average net
  assets)/Supplemental
  data:
 Expenses                        1.17%     1.21%      1.22%      0.86%      0.79%      0.87%
 Net investment income           6.33%     6.59%      6.63%      7.01%      7.32%      7.42%
Portfolio turnover                 14%       37%        34%         9%        11%         9%
Net assets at end of period
  (000 omitted)               $80,440   $61,984    $52,398    $43,026    $36,276    $34,436

    ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

  ++++For the year ended January 31, 1987, the per share distribution from paid-in capital for Class A shares was $0.0018.

See notes to financial statements

                                                    West Virginia Fund
----------------------------------------------------------------------------------------------
                               Six Months                           Two Months
                                  Ended            Year Ended         Ended       Year Ended
                              September 30,        March 31,        March 31,     January 31,
----------------------------------------------------------------------------------------------
                                  1996          1996       1995        1995         1994**
----------------------------------------------------------------------------------------------
                                                        (Unaudited)
----------------------------------------------------------------------------------------------
                                                          Class B
----------------------------------------------------------------------------------------------
Per share data (for a share
  outstanding throughout
  each period):
Net asset value - beginning
  of period                      $ 11.33       $ 11.21    $ 11.19     $12.06        $12.13
                                --------      --------   --------   --------      --------
Income from investment
  operations# -
 Net investment income           $  0.26       $  0.52    $  0.53     $ 0.01        $ 0.22
 Net realized and
  unrealized gain (loss) on
  investments                       0.02          0.12       0.04      (0.87)         0.05
                                --------      --------   --------   --------      --------
  Total from investment
  operations                     $  0.28       $  0.64    $  0.57     $(0.86)       $ 0.27
                                --------      --------   --------   --------      --------
Less distributions declared
  to shareholders -
 From net investment income      $ (0.26)      $ (0.52)   $ (0.54)    $(0.01)       $(0.21)
 From net realized gain on
  investments                       --            --         --         --           (0.12)
 In excess of net
  investment income++++             --            0.00       0.00       --           (0.01)
 In excess of net realized
  gain on investments               --            --        (0.01)      --            --
                                --------      --------   --------   --------      --------
  Total distributions
  declared to shareholders       $ (0.26)      $ (0.52)   $ (0.55)    $(0.01)       $(0.34)
                                --------      --------   --------   --------      --------
Net asset value - end of
  period                         $ 11.35       $ 11.33    $ 11.21     $11.19        $12.06
                                ========      ========   ========   ========      ========
Total return                        2.57%+++      5.81%      5.30%     (6.48)%+++     5.59%+
Ratios (to average net
  assets)/Supplemental
  data:
 Expenses##                         1.92%+        1.94%      1.91%      2.02%+        1.89%+
 Net investment income              4.53%+        4.56%      4.87%      4.56%+        4.14%+
Portfolio turnover                    17%           11%        23%         2%           26%
Net assets at end of period
  (000 omitted)                  $13,372       $12,647    $10,046     $5,456        $4,530

    **For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.

     +Annualized.

   +++Not annualized.

     #Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

    ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

  ++++For the years ended March 31, 1996 and March 31, 1995, the per share distributions in excess of net investment income for Class B shares were $0.002 and $0.005, respectively.


See notes to financial statements

Notes to Financial Statements (Unaudited)

(1) Business and Organization

MFS Municipal Series Trust (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of 16 Funds, as follows: MFS Municipal Income Fund, MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund* (Mississippi Fund), MFS New York Municipal Bond Fund* (New York Fund), MFS North Carolina Municipal Bond Fund* (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund* (Pennsylvania
Fund), MFS South Carolina Municipal Bond Fund* (South Carolina Fund), MFS Tennessee Municipal Bond Fund* (Tennessee Fund), MFS Virginia Municipal Bond Fund* (Virginia Fund), and MFS West Virginia Municipal Bond Fund* (West Virginia Fund). Each Fund, except MFS Municipal Income Fund, is non-diversified.

The Funds denoted with an asterisk above are included within these financial statements.

(2) Significant Accounting Policies

General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each Fund invests primarily in the securities of a single state and its political subdivisions, each Fund is vulnerable to the effects of changes in the legal, political and economic environment of the particular state.

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts, options and options on futures contracts listed on commodities exchanges are valued at closing settlement prices. Over-the-counter options are valued by brokers through the use of a pricing model which takes into account closing bond valuations, implied volatility and short-term repurchase rates. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Deferred Organization Expenses - Costs incurred by a Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period beginning on the date of commencement of Fund operations.

Futures Contracts - Each Fund may enter into futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. In entering such contracts, each Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Each Fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in index contracts, or contracts on related options, for purposes other than hedging may be made when a Fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest rates or securities prices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations.

Fees Paid Indirectly - The Trust's custodian bank calculates its fee based on each Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by each Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on each Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions paid by each Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable each Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders. Distributions to shareholders are recorded on the ex-dividend date.

Each Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

At March 31, 1996, the following Funds, for federal income tax purposes, had capital loss carryforwards which may be applied against any net taxable realized gains of each succeeding year until the earlier of their utilization or expiration.

                   Mississippi     New York     North Carolina   Pennsylvania
Expiration Date       Fund           Fund            Fund            Fund
 =============================================================================
March 31, 2003     $  940,501     $2,754,263      $9,803,419      $  111,447
March 31, 2004      3,172,754             --              --       1,259,709
                 -------------- --------------  -------------- --------------
 Total             $4,113,255     $ 2,754,263     $9,803,419      $1,371,156
                 ============== ==============  ============== ==============

                 South Carolina   Tennessee        Virginia     West Virginia
Expiration Date       Fund           Fund            Fund            Fund
 =============================================================================
March 31, 2003     $       --     $  381,262     $ 6,639,093      $  295,369
March 31, 2004      2,709,187        635,014       3,840,742       2,589,345
                 -------------- --------------  -------------- --------------
 Total             $2,709,187     $1,016,276     $ 10,479,835     $ 2,884,714
                 ============== ==============  ============== ==============

Multiple Classes of Shares of Beneficial Interest - Each Fund offers both Class A and Class B shares. The North Carolina and Virginia Funds also offer Class C shares. The three classes of shares differ in their respective shareholder servicing agent, distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on settled shares outstanding, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates

Investment Adviser - The Trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.55% of each Fund's average daily net assets. The investment adviser did not impose a portion of its fee with respect to the North Carolina, Pennsylvania, South Carolina, Tennessee and Virginia Funds, which is reflected as a preliminary reduction of expenses in the Statement of Operations.

Under a temporary expense reimbursement agreement with MFS, MFS has voluntarily agreed to pay all of the Mississippi and Pennsylvania Funds' operating expenses, exclusive of management, distribution and service fees. The Mississippi and Pennsylvania Funds in turn will pay MFS an expense reimbursement fee not greater than 0.40% of its average daily net assets. To the extent that the expense reimbursement fee exceeds the Pennsylvania Fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At September 30, 1996, the aggregate unreimbursed expenses owed to MFS by the Mississippi Fund amounted to $0. At September 30, 1996, the aggregate unreimbursed expenses owed to MFS by the Pennsylvania Fund amounted to $254,551, including $37,671 incurred in the current period.

The Trust pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Trust, all of whom receive remuneration for their services to the Trust from MFS. Certain officers and Trustees of the Trust are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD) and MFS Service Center, Inc. (MFSC). The Trust has an unfunded defined benefit plan for all its independent Trustees and Mr. Bailey. Included in Trustees' compensation for the period ended September 30, 1996 is a net periodic pension expense for each Fund, as follows:

                                                    North
                   Mississippi     New York        Carolina      Pennsylvania
                      Fund           Fund            Fund            Fund
 =============================================================================
                     $1,527         $2,397          $2,576          $1,646

                      South                                          West
                    Carolina      Tennessee        Virginia        Virginia
                      Fund           Fund            Fund            Fund
 =============================================================================
                     $2,575         $2,260          $ 2,877         $2,877

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $11,440, $10,108, $28,902, $6,781, $22,468, $15,777, $36,430 and $25,729 as
its portion of the sales charge on sales of Class A shares of the Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia and West Virginia Funds, respectively, for the period ended September 30, 1996.

The Trustees have adopted separate distribution plans for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each Class A distribution plan provides that the Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer, a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares, commissions to dealers and payments to MFD wholesalers for sales at or above a certain dollar level, and other such distribution-related expenses that are approved by the Fund. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $17,675, $24,077, $14,749, $12,440,
$31,874 and $8,904 for the New York, North Carolina, South Carolina, Tennessee, Virginia and West Virginia Funds for the period ended September 30, 1996. Fees incurred under the distribution plan during the period ended September 30, 1996 were 0.00%, 0.25%, 0.35%, 0.00%, 0.35%, 0.35%, 0.35% and
0.35% of each Fund's average daily net assets attributable to Class A shares on an annualized basis for the Mississippi, New York, North

Carolina, Pennsylvania, South Carolina, Tennessee, Virginia and West Virginia Funds. MFD is currently not imposing the 0.10% distribution fee for the New York Fund. Payments of the 0.35% per annum distribution/service fee by the Mississippi Fund will commence on such date to be determined by the Trustees. In the case of the Pennsylvania Fund, payments of up to 0.10% per annum of the distribution fee will commence on such date to be determined by the Trustees and payments of up to 0.25% per annum of the service fee will commence when the value of the net assets of the Fund attributable to Class A shares first equals or exceeds $50 million.

The Class B and Class C distribution plans provide that each relevant Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. The service fee is currently suspended for the Mississippi and Pennsylvania Funds' Class B shares held over one year. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $3,850, $2,929, $2,812, $3,155, $7,311 and $733 for the New York, North Carolina, South Carolina, Tennessee, Virginia and West Virginia Funds, respectively, for Class B shares. MFS retains the service fee for accounts not attributable to a securities dealer, which amounted to $1,860 and $985 for the North Carolina and Virginia Funds for Class C shares. Fees incurred under the distribution plans during the period ended September 30, 1996 were 0.82%, 1.00%, 1.00%, 0.79%, 1.00%,
1.00%, 1.00% and 1.00%, of each of the Fund's average daily net assets attributable to Class B shares for the Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia and West Virginia Funds, respectively, on an annualized basis. Fees incurred under the distribution plans during the period ended September 30, 1996 were 1.00% of each of the Fund's average daily net assets attributable to Class C shares for the North Carolina and Virginia Funds, respectively, on an annualized basis.

Purchases over $1 million of Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following such purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class C shares in the event of a shareholder redemption within 12 months of purchases made on or after April 1, 1996. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the period ended September 30, 1996 on Class A, Class B and Class C shares were as follows:

                                                    North
                   Mississippi     New York        Carolina      Pennsylvania
CDSC Imposed          Fund           Fund            Fund            Fund
 =============================================================================
Class A              $    --       $    51         $               $11,206
Class B              $26,108       $57,297         $70,572         $18,704
Class C              $    --       $    --         $   130         $    --

                      South                                          West
                    Carolina      Tennessee        Virginia        Virginia
CDSC Imposed          Fund           Fund            Fund            Fund
 =============================================================================
Class A              $   104       $    --       $      --       $      --
Class B              $20,653       $22,457       $  31,697       $  24,283
Class C              $    --       $    --       $      --       $      --

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the average daily net assets of each class of shares at an effective annual rate of up to 0.15%, up to 0.22% and up to 0.15% attributable to Class A, Class B and Class C shares, respectively.

(4) Portfolio Securities
   Purchases and sales of investments, other than U.S. government securities, purchased option transactions and short-term obligations, were as follows (000 omitted):

                                                    North
                   Mississippi     New York        Carolina      Pennsylvania
                      Fund           Fund            Fund            Fund
 =============================================================================
Purchases            $ 8,460       $69,496         $75,544          $8,319
Sales                 10,003        76,653          86,244           7,702

                      South                                          West
                    Carolina      Tennessee        Virginia        Virginia
                      Fund           Fund            Fund            Fund
 =============================================================================
Purchases            $ 13,972      $13,321         $87,498         $23,974
Sales                 18,987        11,308          93,811          25,311

   The cost and unrealized appreciation or depreciation in value of the investments owned by the Funds, as computed on a federal income tax basis, are as follows (000 omitted):

                                                    North
                   Mississippi     New York        Carolina      Pennsylvania
                      Fund           Fund            Fund            Fund
 =============================================================================
Aggregate cost       $80,496       $146,344        $ 412,495       $41,630
                     -------       --------        ---------       -------
Gross unrealized
  appreciation       $ 3,327       $  9,428        $ 25,327        $   885
Gross unrealized
  depreciation          (101)          (953)           (651)          (375)
                     -------       --------        ---------       -------
 Net unrealized
  appreciation       $ 3,226       $  8,475        $ 24,676        $   510
                     -------       --------        ---------       -------

                      South                                          West
                    Carolina      Tennessee        Virginia        Virginia
                      Fund           Fund            Fund            Fund
 =============================================================================
Aggregate cost      $167,331       $116,641        $ 406,253       $134,711
                     -------       --------        ---------       -------
Gross unrealized
  appreciation      $  9,933       $  6,295        $ 22,464        $  8,755
Gross unrealized
  depreciation          (427)          (744)           (993)           (330)
                     -------       --------        ---------       -------
 Net unrealized
  appreciation      $  9,506       $  5,551        $ 21,471        $  8,425
                     -------       --------        ---------       -------

(5) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

 Class A Shares            Mississippi Fund         New York Fund        North Carolina Fund
                         ---------------------  ---------------------- ------------------------
 Period Ended September
30, 1996 (000 Omitted)    Shares      Amount     Shares      Amount      Shares       Amount
 ==============================================================================================
Shares sold                  295     $  2,758       756     $  8,005       6,488    $  74,887
Shares issued to
  shareholders in
  reinvestment of
  distributions               91          845       185        1,961         503        5,816
Shares reacquired           (660)      (6,143)   (1,522)     (16,110)     (8,629)     (99,642)
                         --------- -----------  --------- ------------ ----------- ------------
 Net decrease               (274)    $ (2,540)     (581)    $ (6,144)     (1,638)   $ (18,939)
                         ========= ===========  ========= ============ =========== ============
Year Ended March 31,
  1996 (000 Omitted)      Shares       Amount    Shares       Amount      Shares       Amount
 ==============================================================================================
Shares sold                  877     $  8,180     2,667     $  28,693      7,027    $   82,500
Shares issued to
  shareholders in
  reinvestment of
  distributions              228        2,141       415        4,457       1,060       12,349
Shares reacquired         (1,776)     (16,709)   (4,446)     (47,873)    (10,276)    (120,480)
                         --------- -----------  --------- ------------ ----------- ------------
 Net decrease               (671)    $ (6,388)   (1,364)    $(14,723)     (2,189)   $ (25,631)
                         ========= ===========  ========= ============ =========== ============

                           Pennsylvania Fund     South Carolina Fund        Tennessee Fund
                         ---------------------  ---------------------- ------------------------
 Period Ended September
30, 1996 (000 Omitted)    Shares      Amount     Shares      Amount      Shares       Amount
 ==============================================================================================
Shares sold                  278     $ 2,575        344     $  4,085        467      $  4,829
Shares issued to
  shareholders in
  reinvestment of
  distributions               37         349        190        2,259        133         1,367
Shares reacquired           (355)     (3,298)    (1,220)     (14,532)      (534)       (5,508)
                         --------- -----------  --------- ------------ ----------- ------------
 Net increase
  (decrease)                 (40)    $  (374)      (686)    $  (8,188)       66      $    688
                         ========= ===========  ========= ============ =========== ============
Year Ended March 31,
  1996 (000 Omitted)      Shares      Amount     Shares       Amount     Shares        Amount
 ==============================================================================================
Shares sold                  302     $ 2,857      1,071     $  12,906       527      $  5,493
Shares issued to
  shareholders in
  reinvestment of
  distributions               70         659        395        4,764        271         2,835
Shares reacquired           (213)     (2,014)    (1,950)     (23,552)    (1,692)      (17,696)
                         --------- -----------  --------- ------------ ----------- ------------
 Net increase
  (decrease)                 159     $ 1,502       (484)    $ (5,882)      (894)     $ (9,368)
                         ========= ===========  ========= ============ =========== ============

                                                    Virginia Fund         West Virginia Fund
                                                ---------------------- ------------------------
 Period Ended September
30, 1996 (000 Omitted)                           Shares      Amount      Shares       Amount
 ==============================================================================================
Shares sold                                       7,422    $  82,432        338      $  3,824
Shares issued to
  shareholders in
  reinvestment of
  distributions                                     469        5,218        161         1,812
Shares reacquired                                (9,564)    (106,326)      (665)       (7,481)
                                                --------- ------------ ----------- ------------
 Net decrease                                    (1,673)   $ (18,676)      (166)     $ (1,845)
                                                ========= ============ =========== ============
Year Ended March 31,
  1996 (000 Omitted)                             Shares       Amount     Shares        Amount
 ==============================================================================================
Shares sold                                       7,192    $  82,090      1,206      $  13,870
Shares issued to
  shareholders in
  reinvestment of
  distributions                                   1,009       11,447        328         3,752
Shares reacquired                                (9,726)    (111,003)    (1,047)      (11,988)
                                                --------- ------------ ----------- ------------
 Net increase
  (decrease)                                     (1,525)   $ (17,466)       487      $  5,634
                                                ========= ============ =========== ============

 Class B Shares            Mississippi Fund         New York Fund        North Carolina Fund
                         ---------------------  ---------------------- ------------------------
 Period Ended September
30, 1996 (000 Omitted)    Shares      Amount     Shares      Amount      Shares       Amount
 ==============================================================================================
Shares sold                   94     $   877        194     $ 2,060         342      $ 3,940
Shares issued to
  shareholders in
  reinvestment of
  distributions               11         103         33         347          40          468
Shares reacquired            (96)       (899)      (311)     (3,290)       (262)      (3,028)
                         --------- -----------  --------- ------------ ----------- ------------
 Net increase
  (decrease)                   9     $    81        (84)    $  (883)        120      $ 1,380
                         ========= ===========  ========= ============ =========== ============
Year Ended March 31,
  1996 (000 Omitted)      Shares      Amount     Shares      Amount      Shares       Amount
 ==============================================================================================
Shares sold                  295     $ 2,757        544     $ 5,859         952      $11,119
Shares issued in
  connection with the
  acquisition of the
  Advantage Fund              --          --      1,405      14,685          --           --
Shares issued to
  shareholders in
  reinvestment of
  distributions               22         208         63         676          70          821
Shares reacquired           (120)     (1,127)      (513)     (5,513)       (395)      (4,599)
                         --------- -----------  --------- ------------ ----------- ------------
 Net increase                197     $ 1,838      1,499     $15,707         627      $ 7,341
                         ========= ===========  ========= ============ =========== ============

                           Pennsylvania Fund     South Carolina Fund        Tennessee Fund
                         ---------------------  ---------------------- ------------------------
 Period Ended September
30, 1996 (000 Omitted)    Shares      Amount     Shares      Amount      Shares       Amount
 ==============================================================================================
Shares sold                  207     $  1,934       210     $ 2,495         186      $ 1,914
Shares issued to
  shareholders in
  reinvestment of
  distributions               37         349         20         238          16          165
Shares reacquired           (151)     (1,415)       (85)     (1,007)       (100)      (1,024)
                         --------- -----------  --------- ------------ ----------- ------------
 Net increase                 93     $   868        145     $ 1,726         102      $ 1,055
                         --------- -----------  --------- ------------ ----------- ------------
Year Ended March 31,
  1996 (000 Omitted)      Shares      Amount     Shares      Amount      Shares       Amount
 ==============================================================================================
Shares sold                  376     $  3,589       575     $ 6,957         362      $ 3,771
Issues in connection
  with the acquisition
  of the Advantage Fund    1,604      14,819         --          --          --           --
Shares issued to
  shareholders in
  reinvestment of
  distributions               68         642         32         384          27          284
Shares reacquired           (300)     (2,852)      (161)     (1,935)       (120)      (1,249)
                         --------- -----------  --------- ------------ ----------- ------------
 Net increase              1,748     $16,198        446     $ 5,406         269      $ 2,806
                         ========= ===========  ========= ============ =========== ============

                                                    Virginia Fund         West Virginia Fund
                                                ---------------------- ------------------------
 Period Ended September
30, 1996 (000 Omitted)                           Shares      Amount      Shares       Amount
 ==============================================================================================
Shares sold                                         291     $ 3,241         115      $ 1,303
Shares issued to
  shareholders in
  reinvestment of
  distributions                                      25         275          17          192
Shares reacquired                                  (145)     (1,616)        (71)        (801)
                                                --------- ------------ ----------- ------------
 Net increase                                       171     $ 1,900          61      $   694
                                                ========= ============ =========== ============
Year Ended March 31,
  1996 (000 Omitted)                             Shares      Amount      Shares       Amount
 ==============================================================================================
Shares sold                                         706     $ 8,043         317      $ 3,621
Shares issued to
  shareholders in
  reinvestment of
  distributions                                      43         494          30          346
Shares reacquired                                  (199)     (2,269)       (127)      (1,455)
                                                --------- ------------ ----------- ------------
 Net increase                                       550     $ 6,268         220      $ 2,512
                                                ========= ============ =========== ============

 Class C Shares                                  North Carolina Fund        Virginia Fund
                                                ---------------------- ------------------------
 Period Ended September
30, 1996 (000 Omitted)                           Shares      Amount      Shares       Amount
 ==============================================================================================
Shares sold                                         126     $ 1,461          44      $   484
Shares issued to
  shareholders in
  reinvestment of
  distributions                                      12         133           5           51
Shares reacquired                                   (81)       (928)        (39)        (428)
                                                --------- ------------ ----------- ------------
 Net increase                                        57     $   666          10      $   107
                                                ========= ============ =========== ============
Year Ended March 31,
  1996 (000 Omitted)                             Shares      Amount      Shares       Amount
 ==============================================================================================
Shares sold                                         334     $  3,931        199      $ 2,264
Shares issued to
  shareholders in
  reinvestment of
  distributions                                      18         205           8           92
Shares reacquired                                  (257)     (3,011)       (114)      (1,289)
                                                --------- ------------ ----------- ------------
 Net increase                                        95     $  1,125         93      $ 1,067
                                                ========= ============ =========== ============

(6) Line of Credit

The Trust entered into an agreement which enables each of the Funds to participate with other funds managed by MFS in an unsecured line of credit with a bank which permits borrowings up to $350 million, collectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to each of the Funds for the period ended September 30, 1996 ranged from $224 to $2,165.

(7) Financial Instruments

The Trust trades financial instruments with off-balance sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

                                                                                        Unrealized
Fund                  Description              Expiration     Contracts    Position    Depreciation
 ====================================================================================================
Mississippi Fund        U.S. Treasury Notes    December 1996     130        Short        $191,903
New York Fund           U.S. Treasury Notes    December 1996     400        Short        $293,639
North Carolina Fund     U.S. Treasury Notes    December 1996     200        Short        $587,267
Pennsylvania Fund       U.S. Treasury Notes    December 1996      95        Short        $178,754
South Carolina Fund     U.S. Treasury Notes    December 1996     130        Short        $244,611
Tennessee Fund          U.S. Treasury Notes    December 1996      80        Short        $150,530
Virginia Fund           U.S. Treasury Notes    December 1996     650        Short        $451,178
West Virginia Fund      U.S. Treasury Notes    December 1996      50        Short        $ 39,611

At September 30, 1996, each Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

The Trust also invests in indexed securities whose value may be linked to interest rates, commodities, indices or other financial indicators. Indexed securities are fixed-income securities whose proceeds at maturity (principal-indexed securities) or interest rates (coupon-indexed securities) rise and fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself. The following is a summary of such securities held at September 30, 1996:

                                                                Principal
                                                                  Amount
                                                                   (000                  Unrealized
Fund               Description               Index               Omitted) Value         Depreciation
 ===================================================================================================
South Carolina     Puerto Rico Telephone
  Fund             Authority
                    Rev., 5.05s, 2004        J.J. Kenny           $1,000    $  930,210    $ 69,790
Tennessee Fund     Puerto Rico Public
                   Buildings                 PSA Municipal
                    Authority, 5.91s, 2016   Swap                 $2,000    $1,845,240    $154,760
                   Puerto Rico Telephone
                   Authority
                    Rev., 5.05s, 2004        J.J. Kenny           $2,000    $1,860,420    $154,760

(8) Litigation

MFS has been named as a defendant in a lawsuit brought by the City of Troy, NY (the City) alleging, among other things, that certain municipal securities issued by Troy and purchased by MFS Municipal Series Trust-New York (the
Fund) were invalid at the time of issuance. The Fund is the actual owner of certain of the securities. The lawsuit seeks to void the issuance of the securities and seeks the return of all principal and interest payments previously made by the City together with interest on such amounts. If the matter cannot be resolved through settlement with the City and other parties, MFS and the Fund, if named as defendant, intend vigorously to contest the case. This lawsuit is in a preliminary state and involves significant complexities that prevent the Fund from being able to predict whether any liability might result. Management does not believe that any potential liability would be material to the financial position of the Fund. Accordingly, no amount has been accrued in the financial statements with respect to this matter. The Fund has filed a separate lawsuit against the City and certain other parties, in which the Fund is seeking a determination that the securities are valid and that the Fund is entitled to payment and/or damages. If such securities are deemed invalid, then interest payments received from the City are taxable. Given this uncertainty, the Fund is currently treating such interest payments as taxable.

             ---------------------------------------------------
             This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

The MFS Family of Funds(R)
America's Oldest Mutual Fund Group

The members of the MFS Family of Funds are grouped below according to the types of securities in their portfolios. For free prospectuses containing more complete information, including the exchange privilege and all charges and expenses, please contact your financial adviser or call MFS at 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime). This material should be read carefully before investing or sending money.

Stock
Massachusetts Investors Trust
Massachusetts Investors Growth Stock Fund
MFS(R) Capital Growth Fund
MFS(R) Emerging Growth Fund
MFS(R) Gold & Natural Resources Fund
MFS(R) Growth Opportunities Fund
MFS(R) Managed Sectors Fund
MFS(R) OTC Fund
MFS(R) Research Fund
MFS(R) Value Fund

Stock and Bond
MFS(R) Total Return Fund
MFS(R) Utilities Fund

Bond
MFS(R) Bond Fund
MFS(R) Government Mortgage Fund
MFS(R) Government Securities Fund
MFS(R) High Income Fund
MFS(R) Intermediate Income Fund
MFS(R) Strategic Income Fund

Limited Maturity Bond
MFS(R) Government Limited Maturity Fund
MFS(R) Limited Maturity Fund
MFS(R) Municipal Limited Maturity Fund

World
MFS(R)/Foreign & Colonial Emerging Markets
    Equity Fund
MFS(R)/Foreign & Colonial International
    Growth Fund
MFS(R)/Foreign & Colonial International
     Growth and Income Fund
MFS(R) World Asset Allocation Fund(sm)
MFS(R) World Equity Fund
MFS(R) World Governments Fund
MFS(R) World Growth Fund
MFS(R) World Total Return Fund

National Tax-Free Bond
MFS(R) Municipal Bond Fund
MFS(R) Municipal High Income Fund
MFS(R) Municipal Income Fund

State Tax-Free Bond
Alabama, Arkansas, California, Florida, Georgia, Maryland, Massachusetts, Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, West Virginia

Money Market
MFS(R) Cash Reserve Fund
MFS(R) Government Money Market Fund
MFS(R) Money Market Fund

Ads Illustrate MFS' Unparalleled Experience

[Picture of  the Earth viewed from the Moon.]
Mercury  Gemini  Apollo  Mfs



   MFS' new advertisements look back at some of the most important events of the twentieth century to demonstrate a simple point - no other fund company can match MFS' experience. MFS has been managing money for investors since 1924 when we "invented" the na tion's first fund, Massachusetts Investors Trust.

   Print and broadcast ads will offer dramatic portraits of what that 72 years' worth of experience means. By the time the Apollo rockets began taking off for the moon, for example, MFS had already been exploring the universe of stocks for more than four decades. The company was also on the scene, as other ads will illustrate, when Louis Armstrong was redefining jazz and when the great racehorse Whirlaway was galloping to a Triple Crown victory.

   As MFS Chairman Keith Brodkin emphasizes, in today's increasingly competitive mutual fund industry, it's important to have a recognizable brand name. The goal of the MFS ad campaign is to increase public awareness of the company and its unique role in the industry as the inventor of the mutual fund.

   The across-the-board strength of the MFS Family of Funds Registration Mark will be highlighted in the print ads, which cite the performance results and Morningstar ratings of various MFS funds.

   The broadcast ads appear on a number of cable and network television news and sports programs. The print ads appear in newspapers such as The Wall Street Journal and USA Today; in financial magazines such as Kiplinger's Personal Finance and Money, and in leisure magazines such as Golf Digest and Tennis.

   (The cost of the campaign is being underwritten by MFS. It is neither a fund shareholder nor an annuity contractholder expense.)

MFS Municipal Series Trust

Trustees

A. Keith Brodkin* - Chairman and President
Richard B. Bailey* - Private Investor; Former Chairman and Director (until
1991), Massachusetts Financial Services Company; Director, Cambridge Bancorp; Director, Cambridge Trust Company
Marshall N. Cohan - Private Investor
Lawrence H. Cohn, M.D. - Chief of Cardiac Surgery,
Brigham and Women's Hospital; Professor of Surgery,
Harvard Medical School
The Hon. Sir J. David Gibbons, KBE - Chief Executive Officer, Edmund Gibbons Ltd.; Chairman, Bank of N.T. Butterfield & Son Ltd.
Abby M. O'Neill - Private Investor; Director, Rockefeller Financial Services, Inc. (investment advisers)
Walter E. Robb, III - President and Treasurer, Benchmark Advisors, Inc. (corporate financial consultants); President, Benchmark Consulting Group, Inc. (office services); Trustee, Landmark Funds (mutual funds)
Arnold D. Scott* - Senior Executive Vice President, Director and Secretary, Massachusetts Financial Services Company
Jeffrey L. Shames* - President and Director, Massachusetts
Financial Services Company
J. Dale Sherratt - President, Insight Resources, Inc.
(acquisition planning specialists)
Ward Smith - Former Chairman (until 1994), NACCO Industries; Director, Sundstrand Corporation

Investment Adviser

Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

Distributor

MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

Web Site

http://www.mfs.com

Fund Managers*

David R. King
Geoffrey H. Schechter
David B. Smith

Treasurer

W. Thomas London*

*Affiliated with the Investment Adviser

Assistant Treasurer

James O. Yost*

Secretary

Stephen E. Cavan*

Assistant Secretary

James R. Bordewick, Jr.*

Custodian

State Street Bank and Trust Company

Investor Information

For MFS stock and bond market outlooks, call toll free: 1-800-637-4458 anytime from a touch-tone telephone.

For information on MFS mutual funds, call your financial adviser or, for an information kit, call toll free:
1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

Investor Service

MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired, call toll free: 1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf.)

For share prices, account balances and exchanges, call toll free:
1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.



   [Add DALBAR LOGO]

   For the third year in a row, MFS earned a #1 ranking in the DALBAR, Inc. Broker/Dealer Survey, Main Office Operations Service Quality Category. The firm achieved a 3.48 overall score on a scale of 1 to 4 in the 1996 survey. A total of 110 firms responded, offering input on the quality of service they received from 29 mutual fund companies nationwide. The survey contained questions about service quality in 15 categories, including "knowledge of phone service contacts," "accuracy of transaction processing," and "overall ease of doing business with the firm."

[BACK COVER]


MFS(R) Municipal                   [DALBAR SEAL]
Series Trust                          DALBAR
                                   MFS  #1  MFS
500 Boylston Street              TOP-RATED SERVICE
Boston, MA 02116


MFS(R) Mississippi Municipal Bond Fund
MFS(R) New York Municipal Bond Fund
MFS(R) North Carolina Municipal Bond Fund
MFS(R) Pennsylvania Municipal Bond Fund
MFS(R) South Carolina Municipal Bond Fund
MFS(R) Tennessee Municipal Bond Fund
MFS(R) Virginia Municipal Bond Fund
MFS(R) West Virginia Municipal Bond Fund


         [MFS logo](SM)
     INVESTMENT MANAGEMENT
We invented the mutual fund(SM)


(C) 1996 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

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